UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6332

                           ROCHESTER PORTFOLIO SERIES
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes--101.1%
------------------------------------------------------------------------------------------------------------------------------------
New York--87.9%
$      20,000    Albany County Airport Authority                            5.125%     12/15/2019       12/15/2010 1    $    21,543
------------------------------------------------------------------------------------------------------------------------------------
      785,000    Albany County Airport Authority                            5.300      12/15/2009       12/15/2007 1        828,191
------------------------------------------------------------------------------------------------------------------------------------
       60,000    Albany County Airport Authority                            5.300      12/15/2015 7     12/15/2009 1         63,389
------------------------------------------------------------------------------------------------------------------------------------
      160,000    Albany County Airport Authority                            5.375      12/15/2017       12/15/2007 1        168,869
------------------------------------------------------------------------------------------------------------------------------------
    2,290,000    Albany County Airport Authority                            5.500      12/15/2019 7     12/15/2009 1      2,424,469
------------------------------------------------------------------------------------------------------------------------------------
    1,500,000    Albany County IDA (Albany College of Pharmacy)             5.250      12/01/2019       12/01/2014 1      1,575,045
------------------------------------------------------------------------------------------------------------------------------------
        5,000    Albany GO                                                  7.000      01/15/2010       01/01/2006 1          5,017
------------------------------------------------------------------------------------------------------------------------------------
      250,000    Albany Hsg. Authority                                      6.250      10/01/2012 7     10/01/2007 1        255,423
------------------------------------------------------------------------------------------------------------------------------------
      100,000    Albany IDA (Albany Law School)                             5.750      10/01/2030       10/01/2010 1        108,595
------------------------------------------------------------------------------------------------------------------------------------
    5,335,000    Albany IDA (Charitable Leadership)                         5.500      07/01/2011       07/13/2010 2      5,676,013
------------------------------------------------------------------------------------------------------------------------------------
    8,810,000    Albany IDA (Charitable Leadership)                         6.000      07/01/2019 7     07/01/2013 1      9,463,614
------------------------------------------------------------------------------------------------------------------------------------
    2,660,000    Albany IDA (Daughters of Sarah Nursing Home)               5.250      10/20/2021       04/20/2012 1      2,862,240
------------------------------------------------------------------------------------------------------------------------------------
    1,515,000    Albany IDA (H. Johnson Office Park)                        4.750      03/01/2018 7     03/01/2008 3      1,519,924
------------------------------------------------------------------------------------------------------------------------------------
      125,000    Albany IDA (University Heights-Albany Law School)          6.750      12/01/2019 7     12/01/2009 1        141,318
------------------------------------------------------------------------------------------------------------------------------------
    1,935,000    Albany Municipal Water Finance Authority                   5.250      12/01/2017       06/01/2008 1      2,035,388
------------------------------------------------------------------------------------------------------------------------------------
    2,915,000    Albany Municipal Water Finance Authority                   5.250      12/01/2020       06/01/2008 1      3,052,122
------------------------------------------------------------------------------------------------------------------------------------
    3,235,000    Albany Municipal Water Finance Authority                   5.250      12/01/2022       06/01/2008 1      3,387,174
------------------------------------------------------------------------------------------------------------------------------------
    2,590,000    Albany Municipal Water Finance Authority                   5.250      12/01/2023       06/01/2008 1      2,711,834
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    Albany Parking Authority                                   5.625      07/15/2020 7     07/15/2012 1      2,137,880
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    Albany Parking Authority                                   5.625      07/15/2025 7     07/15/2012 1      1,065,240
------------------------------------------------------------------------------------------------------------------------------------
      140,000    Allegany County IDA (Houghton College)                     5.000      01/15/2010       01/15/2008 1        145,372
------------------------------------------------------------------------------------------------------------------------------------
    4,380,000    Allegany County IDA (Houghton College)                     5.250      01/15/2018       01/15/2010 1      4,494,362
------------------------------------------------------------------------------------------------------------------------------------
    2,205,000    Amherst IDA (Daemen College)                               5.750      10/01/2011       12/21/2008 2      2,388,941
------------------------------------------------------------------------------------------------------------------------------------
      490,000    Amherst IDA (Faculty-Student Assoc. of SUNY at Buffalo)    5.750      04/01/2016       04/01/2012 1        527,289
------------------------------------------------------------------------------------------------------------------------------------
      420,000    Amherst IDA (Faculty-Student Assoc. of SUNY at Buffalo)    5.750      04/01/2017 7     04/01/2012 1        450,047
------------------------------------------------------------------------------------------------------------------------------------
       50,000    Arlington Central School District                          5.000      12/15/2015       12/15/2009 1         53,672
------------------------------------------------------------------------------------------------------------------------------------
    1,380,000    Arlington Central School District                          5.000      12/15/2020       12/15/2012 1      1,465,160
------------------------------------------------------------------------------------------------------------------------------------
       10,000    Arlington Central School District                          5.625      05/15/2022       05/15/2007 1         10,864
------------------------------------------------------------------------------------------------------------------------------------
    6,940,000    Babylon IDA (WSNCHS East, Inc.)                            6.500      08/01/2019 7     08/01/2010 1      7,780,226
------------------------------------------------------------------------------------------------------------------------------------
      500,000    Bethlehem Water System                                     5.500      03/01/2022       03/01/2013 1        545,125
------------------------------------------------------------------------------------------------------------------------------------
      320,000    Blauvelt Volunteer Fire Company                            6.000      10/15/2008       05/02/2007 2        327,478
------------------------------------------------------------------------------------------------------------------------------------
      810,000    Brookhaven IDA (Alternatives for Children)                 7.000      02/01/2013       07/09/2009 2        837,338
------------------------------------------------------------------------------------------------------------------------------------
    1,415,000    Brookhaven IDA (Dowling College)                           6.500      11/01/2012       11/01/2012        1,480,571
------------------------------------------------------------------------------------------------------------------------------------


1                                           Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$     485,000    Brookhaven IDA (Stony Brook Foundation)                    5.750%     11/01/2008       05/27/2007 2    $   499,191
------------------------------------------------------------------------------------------------------------------------------------
      640,000    Broome County COP                                          5.250      04/01/2022 7     04/01/2006 1        646,861
------------------------------------------------------------------------------------------------------------------------------------
       50,000    Buffalo Municipal Water Finance Authority                  5.000      07/01/2025       01/01/2006 1         50,284
------------------------------------------------------------------------------------------------------------------------------------
       50,000    Buffalo Municipal Water Finance Authority                  5.000      07/01/2028       07/01/2008 1         53,048
------------------------------------------------------------------------------------------------------------------------------------
       10,000    Buffalo Municipal Water Finance Authority                  5.750      07/01/2019       01/01/2006 1         10,274
------------------------------------------------------------------------------------------------------------------------------------
    1,100,000    Bushnell Basin Fire Association
                 (Volunteer Fire Department)                                5.250      11/01/2015       08/14/2013        1,102,849
------------------------------------------------------------------------------------------------------------------------------------
      375,000    Capital District Youth Center                              6.000      02/01/2017       02/01/2007 1        390,975
------------------------------------------------------------------------------------------------------------------------------------
    1,550,000    Carnegie Redevelopment Corp. 8                             6.500      09/01/2011       05/17/2009 2      1,549,194
------------------------------------------------------------------------------------------------------------------------------------
      435,000    Cattaraugus County IDA (Jamestown Community College)       6.000      07/01/2012 7     07/01/2010 1        492,972
------------------------------------------------------------------------------------------------------------------------------------
      320,000    Cattaraugus County IDA (Olean General Hospital)            5.250      08/01/2023       08/01/2010 1        331,501
------------------------------------------------------------------------------------------------------------------------------------
        5,000    Cattaraugus County IDA (St. Bonaventure University)        5.000      09/15/2009       09/15/2009 1          5,184
------------------------------------------------------------------------------------------------------------------------------------
    1,075,000    Chautauqua County Tobacco Asset Securitization Corp.       6.250      07/01/2016       07/01/2012 1      1,156,378
------------------------------------------------------------------------------------------------------------------------------------
    1,645,000    Chautauqua County Tobacco Asset Securitization Corp.       6.000      07/01/2012       03/30/2009 4      1,784,381
------------------------------------------------------------------------------------------------------------------------------------
    3,695,000    Chautauqua County Tobacco Asset Securitization Corp.       6.500      07/01/2024       07/01/2012 1      4,007,117
------------------------------------------------------------------------------------------------------------------------------------
   18,160,000    Chautauqua County Tobacco Asset Securitization Corp.       6.750      07/01/2040       07/01/2012 1     19,763,891
------------------------------------------------------------------------------------------------------------------------------------
    2,475,000    Clarence IDA (Bristol Village)                             6.000      01/20/2044       01/20/2013 1      2,724,703
------------------------------------------------------------------------------------------------------------------------------------
      100,000    Clifton Park GO                                            5.100      02/01/2011       02/01/2006 1        100,133
------------------------------------------------------------------------------------------------------------------------------------
       45,000    Clifton Park Water Authority                               5.000      10/01/2029       10/01/2009 1         46,535
------------------------------------------------------------------------------------------------------------------------------------
    4,195,000    Cortland County IDA (Cortland Memorial Hospital)           5.625      07/01/2024 7     07/01/2012 1      4,552,792
------------------------------------------------------------------------------------------------------------------------------------
       30,000    Dutchess County GO                                         5.375      03/15/2014       03/15/2006 1         30,925
------------------------------------------------------------------------------------------------------------------------------------
    1,750,000    Dutchess County IDA (Bard College)                         5.375      06/01/2027       06/01/2007 1      1,845,620
------------------------------------------------------------------------------------------------------------------------------------
      295,000    Dutchess County IDA (Bard College)                         5.500      08/01/2020       08/01/2010          314,022
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    Dutchess County IDA (Bard College)                         7.000      11/01/2017 7     11/01/2005 1      1,003,320
------------------------------------------------------------------------------------------------------------------------------------
    5,205,000    Dutchess County IDA (Marist College)                       5.150      07/01/2017       07/01/2013 1      5,476,545
------------------------------------------------------------------------------------------------------------------------------------
    2,630,000    Dutchess County IDA (Vassar Brothers Hospital)             6.500      04/01/2020 7     04/01/2010 1      2,844,214
------------------------------------------------------------------------------------------------------------------------------------
      515,000    East Rochester Hsg. Authority (Gates Senior Hsg.)          5.200      04/20/2021       10/20/2013 1        523,724
------------------------------------------------------------------------------------------------------------------------------------
    2,800,000    East Rochester Hsg. Authority (Rochester St. Mary's
                 Residence Facility)                                        5.375      12/20/2022 7     12/20/2015 1      3,008,292
------------------------------------------------------------------------------------------------------------------------------------
      680,000    East Rochester Hsg. Authority (St. John's Meadows)         5.750      08/01/2037 7     08/01/2009 1        723,520
------------------------------------------------------------------------------------------------------------------------------------
      210,000    East Syracuse Hsg. Authority (Bennett Manor Associates)    6.700      04/01/2021       04/01/2010 1        227,900
------------------------------------------------------------------------------------------------------------------------------------


2                                           Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$   1,875,000    Erie County GO                                             5.500%     06/15/2025       12/15/2005 1    $ 1,911,994
------------------------------------------------------------------------------------------------------------------------------------
    2,510,000    Erie County GO                                             5.625      06/15/2020       12/15/2005 1      2,561,631
------------------------------------------------------------------------------------------------------------------------------------
    1,300,000    Erie County IDA (Buffalo City School District)             5.750      05/01/2025       05/01/2014 1      1,480,102
------------------------------------------------------------------------------------------------------------------------------------
    6,500,000    Erie County IDA (Buffalo City School District)             5.750      05/01/2026       05/01/2014 1      7,400,510
------------------------------------------------------------------------------------------------------------------------------------
    1,915,000    Erie County IDA (Medaille College)                         6.875      10/01/2013       06/04/2010        1,973,695
------------------------------------------------------------------------------------------------------------------------------------
      535,000    Erie County IDA (Medaille College)                         7.250      11/01/2010       07/14/2008 2        550,237
------------------------------------------------------------------------------------------------------------------------------------
   29,615,000    Erie County Tobacco Asset Securitization Corp.             5.000      06/01/2031       06/01/2015 1     29,296,046
------------------------------------------------------------------------------------------------------------------------------------
   35,000,000    Erie County Tobacco Asset Securitization Corp.             5.000      06/01/2038       08/15/2020       34,465,550
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Erie County Tobacco Asset Securitization Corp.             5.500      07/15/2012       07/15/2011 1         27,647
------------------------------------------------------------------------------------------------------------------------------------
    1,635,000    Erie County Tobacco Asset Securitization Corp.             5.750      07/15/2013       07/15/2011 1      1,826,082
------------------------------------------------------------------------------------------------------------------------------------
      785,000    Erie County Tobacco Asset Securitization Corp.             5.750      07/15/2014       07/15/2011 1        876,743
------------------------------------------------------------------------------------------------------------------------------------
      100,000    Erie County Tobacco Asset Securitization Corp.             5.750      07/15/2015       07/15/2011 1        111,687
------------------------------------------------------------------------------------------------------------------------------------
    7,825,000    Erie County Tobacco Asset Securitization Corp.             6.000      07/15/2020       09/16/2010 4      8,825,583
------------------------------------------------------------------------------------------------------------------------------------
    1,020,000    Erie County Tobacco Asset Securitization Corp.             6.125      07/15/2030       07/15/2011 1      1,156,037
------------------------------------------------------------------------------------------------------------------------------------
    2,115,000    Erie County Tobacco Asset Securitization Corp.             6.250      07/15/2040       07/15/2011 1      2,408,710
------------------------------------------------------------------------------------------------------------------------------------
   16,825,000    Erie County Tobacco Asset Securitization Corp.             6.500      07/15/2024       07/15/2011 1     19,346,395
------------------------------------------------------------------------------------------------------------------------------------
    3,025,000    Erie County Tobacco Asset Securitization Corp.             6.750      07/15/2040 7     07/15/2011 1      3,511,602
------------------------------------------------------------------------------------------------------------------------------------
    1,250,000    Essex County IDA (International Paper Company)             5.800      12/01/2019       12/01/2007 1      1,277,463
------------------------------------------------------------------------------------------------------------------------------------
      690,000    Essex County IDA (North Country Community College
                 Foundation)                                                4.600      06/01/2015       12/25/2013          689,903
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Fairport GO                                                5.000      05/15/2006       11/15/2005 1         25,043
------------------------------------------------------------------------------------------------------------------------------------
      540,000    Franklin County IDA (North Country Community College
                 Foundation)                                                4.600      06/01/2015       12/24/2013          539,924
------------------------------------------------------------------------------------------------------------------------------------
      805,000    Franklin County IDA COP                                    8.125      08/01/2006       04/27/2006 2        813,968
------------------------------------------------------------------------------------------------------------------------------------
       70,000    Freeport Union Free School District                        5.250      03/15/2028       03/15/2011 1         74,023
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    Grand Central BID (Grand Central District Management)      5.000      01/01/2021       01/01/2014 1      1,046,370
------------------------------------------------------------------------------------------------------------------------------------
      500,000    Grand Central BID (Grand Central District Management)      5.000      01/01/2022       01/01/2014 1        522,475
------------------------------------------------------------------------------------------------------------------------------------
      500,000    Hempstead GO                                               5.000      07/01/2018       07/01/2014 1        512,430
------------------------------------------------------------------------------------------------------------------------------------
    1,195,000    Hempstead GO                                               5.000      07/01/2019       07/01/2014 1      1,220,394
------------------------------------------------------------------------------------------------------------------------------------
    1,635,000    Hempstead GO                                               5.250      07/01/2023       07/01/2014 1      1,691,685
------------------------------------------------------------------------------------------------------------------------------------
    1,730,000    Hempstead GO                                               5.250      07/01/2024       07/01/2014 1      1,786,225
------------------------------------------------------------------------------------------------------------------------------------


3                                           Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$   1,700,000    Hempstead IDA (Adelphi University)                         5.750%     06/01/2022 7     06/01/2012 1    $ 1,866,804
------------------------------------------------------------------------------------------------------------------------------------
    1,350,000    Hempstead IDA (Hofstra University)                         5.800      07/01/2015       07/01/2006 1      1,405,539
------------------------------------------------------------------------------------------------------------------------------------
    1,685,000    Herkimer County IDA (Burrows Paper) 8                      8.000      01/01/2009       07/31/2007 2      1,670,593
------------------------------------------------------------------------------------------------------------------------------------
      685,000    Herkimer County IDA (College Foundation)                   5.850      11/01/2010       06/28/2008 2        729,635
------------------------------------------------------------------------------------------------------------------------------------
    1,715,000    Herkimer Hsg. Authority                                    7.150      03/01/2011       09/01/2006 1      1,766,999
------------------------------------------------------------------------------------------------------------------------------------
      180,000    Hudson IDA (Have, Inc.)                                    7.125      12/01/2007       12/21/2006 2        178,956
------------------------------------------------------------------------------------------------------------------------------------
      420,000    Hudson IDA (Hudson Fabrics)                                6.000      11/01/2012       05/27/2009          426,237
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Islip Res Rec                                              6.500      07/01/2009       01/01/2006 1         26,111
------------------------------------------------------------------------------------------------------------------------------------
    2,990,000    Islip Res Rec, Series E                                    5.625      07/01/2017       07/01/2014 1      3,304,668
------------------------------------------------------------------------------------------------------------------------------------
    1,175,000    Islip Res Rec, Series E                                    5.750      07/01/2019       07/01/2014 1      1,307,564
------------------------------------------------------------------------------------------------------------------------------------
      250,000    Jamestown GO                                               5.000      08/01/2024       08/01/2014 1        258,923
------------------------------------------------------------------------------------------------------------------------------------
      250,000    Jamestown GO                                               5.000      08/01/2025       08/01/2014 1        258,555
------------------------------------------------------------------------------------------------------------------------------------
    2,310,000    Jamestown Hsg. Authority                                   6.125      07/01/2010       08/27/2008 2      2,289,141
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    Kenmore Hsg. Authority (SUNY at Buffalo)                   5.500      08/01/2024       08/01/2011 1      1,060,960
------------------------------------------------------------------------------------------------------------------------------------
   42,195,000    L.I. Power Authority                                       5.750      12/01/2024 7     06/01/2008 1     45,059,197
------------------------------------------------------------------------------------------------------------------------------------
    7,965,000    L.I. Power Authority, Series A                             5.000      12/01/2018       06/01/2008 1      8,392,402
------------------------------------------------------------------------------------------------------------------------------------
    5,095,000    L.I. Power Authority, Series A                             5.125      12/01/2016       06/01/2008 1      5,387,249
------------------------------------------------------------------------------------------------------------------------------------
   15,020,000    L.I. Power Authority, Series A                             5.125      12/01/2022 7     06/01/2008 1     15,796,684
------------------------------------------------------------------------------------------------------------------------------------
    4,500,000    L.I. Power Authority, Series A                             5.250      12/01/2026 7     06/01/2010 1      4,735,575
------------------------------------------------------------------------------------------------------------------------------------
   19,670,000    L.I. Power Authority, Series A                             5.250      12/01/2026       06/01/2008 1     20,749,293
------------------------------------------------------------------------------------------------------------------------------------
    7,000,000    L.I. Power Authority, Series A                             5.250      12/01/2026       06/01/2008 1      7,384,090
------------------------------------------------------------------------------------------------------------------------------------
      150,000    L.I. Power Authority, Series A                             5.300      12/01/2019       06/01/2008 1        159,270
------------------------------------------------------------------------------------------------------------------------------------
       15,000    L.I. Power Authority, Series A                             5.500      12/01/2023       06/01/2008 1         16,009
------------------------------------------------------------------------------------------------------------------------------------
   12,365,000    L.I. Power Authority, Series C                             5.500      09/01/2020       03/01/2008 1     12,894,717
------------------------------------------------------------------------------------------------------------------------------------
    2,210,000    Livingston County IDA (Nicholas H. Noyes
                 Memorial Hospital)                                         5.875      07/01/2022       07/01/2010 1      2,320,235
------------------------------------------------------------------------------------------------------------------------------------
    1,010,000    Livingston County IDA (Nicholas H. Noyes
                 Memorial Hospital)                                         6.000      07/01/2030       07/01/2010 1      1,059,126
------------------------------------------------------------------------------------------------------------------------------------
    3,950,000    Lockport HDC                                               6.000      10/01/2018 7     10/01/2008 1      4,019,244
------------------------------------------------------------------------------------------------------------------------------------
       75,000    Lowville GO                                                7.200      09/15/2007       09/15/2007           80,304
------------------------------------------------------------------------------------------------------------------------------------
      400,000    Madison County IDA (Morrisville Auxillary Service Corp.)   6.750      07/01/2007       04/17/2006 2        406,824
------------------------------------------------------------------------------------------------------------------------------------
    2,065,000    Madison County IDA (Morrisville State College Foundation)  5.000      06/01/2022       06/01/2016 1      2,192,080
------------------------------------------------------------------------------------------------------------------------------------
    2,260,000    Madison County IDA (Oneida Healthcare Center)              5.500      02/01/2016       02/01/2011 1      2,419,918
------------------------------------------------------------------------------------------------------------------------------------
      165,000    Medina Hsg. Corp.                                          8.250      08/15/2011 7     02/15/2006 1        165,358
------------------------------------------------------------------------------------------------------------------------------------
      415,000    Middletown IDA (Southwinds Retirement Home)                5.875      03/01/2007       09/06/2006 2        414,726
------------------------------------------------------------------------------------------------------------------------------------
    4,950,000    Monroe County COP                                          8.050      01/01/2011 7     01/01/2006 1      5,148,000
------------------------------------------------------------------------------------------------------------------------------------
       50,000    Monroe County GO                                           5.000      06/01/2017       06/01/2007 1         51,090
------------------------------------------------------------------------------------------------------------------------------------
       40,000    Monroe County GO                                           6.100      03/01/2008       03/01/2006 1         40,300
------------------------------------------------------------------------------------------------------------------------------------


4                                           Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$     640,000    Monroe County IDA (Canal Ponds)                            7.000%     06/15/2013 7     12/15/2005 1    $   672,736
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Monroe County IDA (Collegiate Hsg. Foundation-RIT)         5.000      04/01/2010       04/01/2010 1         25,352
------------------------------------------------------------------------------------------------------------------------------------
      420,000    Monroe County IDA (Dayton Rogers Manufacturing)            5.850      12/01/2006       06/05/2006 2        415,548
------------------------------------------------------------------------------------------------------------------------------------
    1,285,000    Monroe County IDA (DePaul Community Facilities)            6.500      02/01/2024 7     11/01/2005 1      1,296,231
------------------------------------------------------------------------------------------------------------------------------------
      405,000    Monroe County IDA (DePaul Properties)                      5.900      09/01/2007       09/16/2006 2        400,063
------------------------------------------------------------------------------------------------------------------------------------
       65,000    Monroe County IDA (Jewish Home of Rochester Senior Hsg.)   5.900      04/01/2006       04/01/2006           65,536
------------------------------------------------------------------------------------------------------------------------------------
       75,000    Monroe County IDA (Jewish Home of Rochester Senior Hsg.)   6.100      04/01/2008       04/01/2007 1         77,870
------------------------------------------------------------------------------------------------------------------------------------
      110,000    Monroe County IDA (Jewish Home of Rochester Senior Hsg.)   6.200      04/01/2009       04/01/2007 1        114,288
------------------------------------------------------------------------------------------------------------------------------------
       75,000    Monroe County IDA (Nazareth College of Rochester)          5.250      10/01/2021       10/01/2011 1         81,428
------------------------------------------------------------------------------------------------------------------------------------
      555,000    Monroe County IDA (Piano Works)                            6.625      11/01/2006       05/07/2006 2        556,809
------------------------------------------------------------------------------------------------------------------------------------
      330,000    Monroe County Tobacco Asset Securitization Corp.           5.875      06/01/2014       06/01/2011 1        368,066
------------------------------------------------------------------------------------------------------------------------------------
   16,865,000    Monroe County Tobacco Asset Securitization Corp.           6.150      06/01/2025       04/22/2010 4     19,009,047
------------------------------------------------------------------------------------------------------------------------------------
   11,165,000    Monroe County Tobacco Asset Securitization Corp.           6.375      06/01/2019 7     06/01/2011 1     12,692,037
------------------------------------------------------------------------------------------------------------------------------------
    7,625,000    Monroe County Tobacco Asset Securitization Corp.           6.375      06/01/2035       06/01/2011 1      8,667,871
------------------------------------------------------------------------------------------------------------------------------------
    3,000,000    Monroe County Tobacco Asset Securitization Corp.           6.625      06/01/2042 7     06/01/2011 1      3,442,440
------------------------------------------------------------------------------------------------------------------------------------
       60,000    Monroe County Water Authority                              5.250      08/01/2011       02/01/2006 1         60,117
------------------------------------------------------------------------------------------------------------------------------------
      285,000    Monroe Newpower Corp.                                      4.500      01/01/2011       10/01/2010 2        290,931
------------------------------------------------------------------------------------------------------------------------------------
      155,000    Monroe Newpower Corp.                                      4.700      01/01/2012       10/01/2011 2        159,154
------------------------------------------------------------------------------------------------------------------------------------
      410,000    Monroe Newpower Corp.                                      4.800      01/01/2013       10/01/2012 2        422,038
------------------------------------------------------------------------------------------------------------------------------------
    7,800,000    Monroe Newpower Corp.                                      6.375      01/01/2024       07/01/2009 1      8,344,362
------------------------------------------------------------------------------------------------------------------------------------
      730,000    Montgomery County IDA (ASMF) 8,9                           6.500      01/15/2005       12/15/2005          109,500
------------------------------------------------------------------------------------------------------------------------------------
      280,000    Mount Vernon IDA (Kings Court)                             5.125      12/01/2023       12/01/2015 1        288,372
------------------------------------------------------------------------------------------------------------------------------------
      975,000    Mount Vernon IDA (Macedonia Towers)                        5.125      12/01/2023       12/01/2015 1      1,004,153
------------------------------------------------------------------------------------------------------------------------------------
      285,000    Mount Vernon IDA (Meadowview)                              6.000      06/01/2009       07/14/2007 2        291,740
------------------------------------------------------------------------------------------------------------------------------------
      270,000    Mount Vernon IDA (Section 8), Series A                     3.250      12/01/2007       12/01/2007          267,786
------------------------------------------------------------------------------------------------------------------------------------
      280,000    Mount Vernon IDA (Section 8), Series A                     3.500      06/01/2008       06/01/2008          277,211
------------------------------------------------------------------------------------------------------------------------------------
    5,275,000    Mount Vernon IDA (Section 8), Series A                     5.250      12/01/2014 7     06/01/2008 1      5,420,326
------------------------------------------------------------------------------------------------------------------------------------
       30,000    MTA Commuter Facilities (Grand Central Terminal)           5.500      07/01/2012       01/01/2006 5         30,526
------------------------------------------------------------------------------------------------------------------------------------
       25,000    MTA Commuter Facilities, Series 7                          5.625      07/01/2016 7     01/01/2006 5         25,495
------------------------------------------------------------------------------------------------------------------------------------
       10,000    MTA Commuter Facilities, Series B                          5.000      07/01/2017       07/01/2009 5         10,505
------------------------------------------------------------------------------------------------------------------------------------
       20,000    MTA Commuter Facilities, Series B                          5.125      07/01/2024       07/01/2007 1         20,895
------------------------------------------------------------------------------------------------------------------------------------


5                                           Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$       5,000    MTA Commuter Facilities, Series D                          5.000%     07/01/2016       07/01/2007 5    $     5,205
------------------------------------------------------------------------------------------------------------------------------------
      145,000    MTA Service Contract, Series 3                             7.375      07/01/2008       02/01/2007 2        155,120
------------------------------------------------------------------------------------------------------------------------------------
    8,500,000    MTA Service Contract, Series A                             5.125      01/01/2024       07/01/2012 1      9,024,280
------------------------------------------------------------------------------------------------------------------------------------
   29,400,000    MTA Service Contract, Series A                             5.125      01/01/2029       07/01/2012       30,931,446
------------------------------------------------------------------------------------------------------------------------------------
   15,350,000    MTA Service Contract, Series A                             5.750      07/01/2031       07/01/2012 1     17,146,104
------------------------------------------------------------------------------------------------------------------------------------
   10,000,000    MTA, Series A                                              5.500      11/15/2026       11/15/2012 1     11,071,700
------------------------------------------------------------------------------------------------------------------------------------
       55,000    MTA, Series B                                              5.000      07/01/2020 7     07/01/2007 1         57,778
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    MTA, Series B-2                                            5.000      07/01/2017       07/01/2007 1      2,101,000
------------------------------------------------------------------------------------------------------------------------------------
       50,000    MTA, Series E                                              5.500      11/15/2021       11/15/2012 1         55,491
------------------------------------------------------------------------------------------------------------------------------------
   25,000,000    MTA, Series U                                              5.750      11/15/2032       11/15/2012 1     27,983,750
------------------------------------------------------------------------------------------------------------------------------------
      300,000    Nassau County Bridge Authority                             5.250      10/01/2026       10/01/2007 1        316,434
------------------------------------------------------------------------------------------------------------------------------------
      715,000    Nassau County IDA (ACDS)                                   6.000      12/01/2019       12/02/2016 1        730,694
------------------------------------------------------------------------------------------------------------------------------------
      535,000    Nassau County IDA (ALIA-ACDS)                              7.000      10/01/2016       11/01/2011 1        577,260
------------------------------------------------------------------------------------------------------------------------------------
      970,000    Nassau County IDA (ALIA-ACLD)                              5.750      09/01/2011       03/12/2009 2        991,786
------------------------------------------------------------------------------------------------------------------------------------
      800,000    Nassau County IDA (ALIA-CMA)                               7.000      10/01/2016       11/01/2011 1        863,192
------------------------------------------------------------------------------------------------------------------------------------
      615,000    Nassau County IDA (ALIA-CRR)                               7.000      10/01/2016       11/01/2011 1        663,579
------------------------------------------------------------------------------------------------------------------------------------
      135,000    Nassau County IDA (ALIA-FREE)                              7.000      10/01/2016       11/01/2011 1        145,664
------------------------------------------------------------------------------------------------------------------------------------
      560,000    Nassau County IDA (ALIA-HKSB)                              7.000      10/01/2016       11/01/2011 1        604,234
------------------------------------------------------------------------------------------------------------------------------------
    2,550,000    Nassau County IDA (CSMR)                                   6.000      12/01/2019       12/03/2016 1      2,605,973
------------------------------------------------------------------------------------------------------------------------------------
      320,000    Nassau County IDA (Engel Burman Senior Hsg.)               6.750      05/01/2017       05/07/2013          332,483
------------------------------------------------------------------------------------------------------------------------------------
      215,000    Nassau County IDA (Engel Burman Senior Hsg.)               6.750      05/01/2017       05/07/2013          223,387
------------------------------------------------------------------------------------------------------------------------------------
      370,000    Nassau County IDA (Engel Burman Senior Hsg.)               6.750      05/01/2017       11/01/2011 1        384,434
------------------------------------------------------------------------------------------------------------------------------------
      395,000    Nassau County IDA (Engel Burman Senior Hsg.) 10            6.750      05/01/2017       11/01/2011 1        410,409
------------------------------------------------------------------------------------------------------------------------------------
      570,000    Nassau County IDA (Engel Burman Senior Hsg.) 10            6.750      05/01/2017       11/01/2011 1        592,236
------------------------------------------------------------------------------------------------------------------------------------
      890,000    Nassau County IDA (Epilepsy Foundation of Long Island)     6.000      12/01/2019       12/05/2016 1        909,705
------------------------------------------------------------------------------------------------------------------------------------
      225,000    Nassau County IDA (North Shore CFGA)                       5.750      05/01/2008       12/01/2006 2        229,176
------------------------------------------------------------------------------------------------------------------------------------
      650,000    Nassau County IDA (United Cerebral Palsy)                  5.750      11/01/2007       11/15/2006 2        654,063
------------------------------------------------------------------------------------------------------------------------------------
    1,860,000    Nassau County IDA (United Cerebral Palsy)                  5.750      11/01/2009       11/08/2007 2      1,852,709
------------------------------------------------------------------------------------------------------------------------------------
      565,000    Nassau County IDA (WORC)                                   6.000      12/01/2019       12/01/2016 1        577,509
------------------------------------------------------------------------------------------------------------------------------------
      155,000    Nassau County IDA, Series C                                6.000      12/01/2019       12/04/2016 1        158,432
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Nassau County Interim Finance Authority                    5.125      11/15/2021       11/15/2006 1         25,807
------------------------------------------------------------------------------------------------------------------------------------
      645,000    Nassau County Tobacco Settlement Corp.                     5.625      07/15/2015       07/15/2006 6        668,852
------------------------------------------------------------------------------------------------------------------------------------
    3,115,000    Nassau County Tobacco Settlement Corp.                     5.700      07/15/2015       07/15/2007 6      3,277,852
------------------------------------------------------------------------------------------------------------------------------------
      590,000    Nassau County Tobacco Settlement Corp.                     5.750      07/15/2016       07/15/2007 6        621,547
------------------------------------------------------------------------------------------------------------------------------------


6                                           Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$   3,550,000    Nassau County Tobacco Settlement Corp.                     5.875%     07/15/2016       07/15/2008 6    $ 3,798,607
------------------------------------------------------------------------------------------------------------------------------------
      725,000    Nassau County Tobacco Settlement Corp.                     6.000      07/15/2017       07/15/2009 6        786,074
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Nassau County Tobacco Settlement Corp.                     6.000      07/15/2018       07/15/2009 1         27,106
------------------------------------------------------------------------------------------------------------------------------------
    5,440,000    Nassau County Tobacco Settlement Corp.                     6.125      07/15/2018       07/15/2010 1      5,833,965
------------------------------------------------------------------------------------------------------------------------------------
      125,000    Nassau County Tobacco Settlement Corp.                     6.200      07/15/2018       07/15/2010 1        134,373
------------------------------------------------------------------------------------------------------------------------------------
    2,215,000    Nassau County Tobacco Settlement Corp.                     6.250      07/15/2019 7     07/15/2010 1      2,376,872
------------------------------------------------------------------------------------------------------------------------------------
    4,530,000    Nassau County Tobacco Settlement Corp.                     6.250      07/15/2019       07/15/2010 1      4,861,052
------------------------------------------------------------------------------------------------------------------------------------
    3,620,000    Nassau County Tobacco Settlement Corp.                     6.250      07/15/2020       07/15/2010 1      3,884,550
------------------------------------------------------------------------------------------------------------------------------------
    4,125,000    Nassau County Tobacco Settlement Corp.                     6.250      07/15/2020 7     07/15/2010 1      4,426,455
------------------------------------------------------------------------------------------------------------------------------------
    2,255,000    Nassau County Tobacco Settlement Corp.                     6.250      07/15/2021       07/15/2010 1      2,411,655
------------------------------------------------------------------------------------------------------------------------------------
    4,925,000    Nassau County Tobacco Settlement Corp.                     6.300      07/15/2021       07/15/2010 1      5,275,611
------------------------------------------------------------------------------------------------------------------------------------
    1,320,000    Nassau County Tobacco Settlement Corp.                     6.300      07/15/2022       07/15/2010 1      1,409,206
------------------------------------------------------------------------------------------------------------------------------------
   23,175,000    Nassau County Tobacco Settlement Corp.                     6.400      07/15/2033       07/15/2010 1     24,567,818
------------------------------------------------------------------------------------------------------------------------------------
   15,050,000    Nassau County Tobacco Settlement Corp.                     6.500      07/15/2027       07/15/2010 1     16,059,855
------------------------------------------------------------------------------------------------------------------------------------
   48,005,000    Nassau County Tobacco Settlement Corp.                     6.600      07/15/2039       07/15/2010 1     51,218,455
------------------------------------------------------------------------------------------------------------------------------------
      345,000    Nassau IDA (EBS North Hills LLC)                           7.000      11/01/2013       03/28/2010 2        363,903
------------------------------------------------------------------------------------------------------------------------------------
      160,000    Nassau IDA (EBS North Hills LLC)                           7.000      11/01/2013       03/28/2010 2        160,605
------------------------------------------------------------------------------------------------------------------------------------
      210,000    Nassau IDA (EBS North Hills LLC)                           7.000      11/01/2013       03/28/2010 2        210,794
------------------------------------------------------------------------------------------------------------------------------------
      305,000    Nassau IDA (EBS North Hills LLC)                           7.000      11/01/2013       03/28/2010 2        306,168
------------------------------------------------------------------------------------------------------------------------------------
      225,000    Nassau IDA (EBS North Hills LLC)                           7.000      11/01/2013       03/28/2010 2        225,851
------------------------------------------------------------------------------------------------------------------------------------
      225,000    Nassau IDA (EBS North Hills LLC)                           7.000      11/01/2013       03/28/2010 2        225,851
------------------------------------------------------------------------------------------------------------------------------------
       55,000    New Hartford-Sunset Wood Funding Corp.                     5.950      08/01/2027       08/01/2007 1         57,204
------------------------------------------------------------------------------------------------------------------------------------
    1,295,000    New Rochelle IDA (College of New Rochelle)                 5.500      07/01/2019       07/01/2009 1      1,365,461
------------------------------------------------------------------------------------------------------------------------------------
      405,000    New Rochelle Municipal Hsg. Authority, Series A            5.000      12/01/2008       04/01/2007          416,668
------------------------------------------------------------------------------------------------------------------------------------
       85,000    New Rochelle Municipal Hsg. Authority, Series B            6.500      12/01/2014       12/01/2008 5         94,234
------------------------------------------------------------------------------------------------------------------------------------
    1,575,000    Newark-Wayne Community Hospital                            7.600      09/01/2015       09/01/2006 1      1,574,921
------------------------------------------------------------------------------------------------------------------------------------
       10,000    Newburgh GO                                                7.600      04/01/2008       04/01/2006 1         10,231
------------------------------------------------------------------------------------------------------------------------------------
    1,445,000    Newburgh IDA (Bourne & Kenney Redevelopment Company)       5.650      08/01/2020 7     08/01/2009 1      1,515,776
------------------------------------------------------------------------------------------------------------------------------------


7                                           Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$     150,000    Niagara County IDA (American Ref-Fuel Company)             5.550%     11/15/2024       11/15/2011 1    $   158,892
------------------------------------------------------------------------------------------------------------------------------------
   13,750,000    Niagara County IDA (Niagara Falls Memorial Medical
                 Center)                                                    5.500      11/01/2035       12/28/2007 3     13,870,175
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000    Niagara County IDA (Solid Waste Disposal)                  5.450      11/15/2025       11/15/2011 1      5,313,100
------------------------------------------------------------------------------------------------------------------------------------
    7,175,000    Niagara County IDA (Solid Waste Disposal)                  5.550      11/15/2024       11/15/2011 1      7,702,363
------------------------------------------------------------------------------------------------------------------------------------
    9,850,000    Niagara County IDA (Solid Waste Disposal)                  5.625      11/15/2024       11/15/2012 1     10,503,745
------------------------------------------------------------------------------------------------------------------------------------
      170,000    Niagara County Tobacco Asset Securitization Corp.          5.375      05/15/2018       05/15/2009 6        175,834
------------------------------------------------------------------------------------------------------------------------------------
      175,000    Niagara County Tobacco Asset Securitization Corp.          5.500      05/15/2019       05/15/2011 1        181,638
------------------------------------------------------------------------------------------------------------------------------------
       50,000    Niagara County Tobacco Asset Securitization Corp.          5.500      05/15/2020       05/15/2011 1         51,842
------------------------------------------------------------------------------------------------------------------------------------
    1,175,000    Niagara County Tobacco Asset Securitization Corp.          5.875      05/15/2022       05/15/2011        1,239,190
------------------------------------------------------------------------------------------------------------------------------------
      795,000    Niagara County Tobacco Asset Securitization Corp.          6.250      05/15/2034       11/15/2011 1        845,745
------------------------------------------------------------------------------------------------------------------------------------
      870,000    Niagara County Tobacco Asset Securitization Corp.          6.250      05/15/2040       05/15/2011 1        925,532
------------------------------------------------------------------------------------------------------------------------------------
   11,995,000    Niagara County Tobacco Asset Securitization Corp.          6.750      05/15/2029 7     05/15/2011 1     13,032,088
------------------------------------------------------------------------------------------------------------------------------------
       10,000    Niagara Falls HDC (Niagara Towers)                         5.150      10/01/2010       10/01/2008 1         10,314
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    Niagara Falls Public Water Authority                       5.500      07/15/2034       07/15/2015 1      1,105,530
------------------------------------------------------------------------------------------------------------------------------------
    5,250,000    Niagara Frontier Transportation Authority
                 (Buffalo Niagara International Airport)                    5.625      04/01/2029 7     04/01/2009 1      5,603,010
------------------------------------------------------------------------------------------------------------------------------------
      210,000    Niagara Frontier Transportation Authority
                 (Buffalo Niagara International Airport)                    5.750      04/01/2019       04/01/2009 1        227,779
------------------------------------------------------------------------------------------------------------------------------------
      610,000    North Babylon Volunteer Fire Company                       5.750      08/01/2022       08/01/2007 1        653,420
------------------------------------------------------------------------------------------------------------------------------------
    3,250,000    NY Counties Tobacco Trust I (TASC)                         5.800      06/01/2023       11/03/2005 4      3,352,473
------------------------------------------------------------------------------------------------------------------------------------
   14,295,000    NY Counties Tobacco Trust I (TASC)                         6.300      06/01/2019 7     06/01/2011 1     15,365,981
------------------------------------------------------------------------------------------------------------------------------------
   12,820,000    NY Counties Tobacco Trust I (TASC)                         6.500      06/01/2035       06/01/2011 1     13,776,372
------------------------------------------------------------------------------------------------------------------------------------
   10,125,000    NY Counties Tobacco Trust I (TASC)                         6.625      06/01/2042 7     06/01/2011 1     10,954,643
------------------------------------------------------------------------------------------------------------------------------------
   25,920,000    NY Counties Tobacco Trust II (TASC)                        5.250      06/01/2025       06/07/2010 4     26,592,106
------------------------------------------------------------------------------------------------------------------------------------
      150,000    NY Counties Tobacco Trust II (TASC)                        5.500      06/01/2011       06/01/2011          161,658
------------------------------------------------------------------------------------------------------------------------------------
      570,000    NY Counties Tobacco Trust II (TASC)                        5.625      06/01/2035       06/01/2012 1        592,076
------------------------------------------------------------------------------------------------------------------------------------
    1,055,000    NY Counties Tobacco Trust II (TASC)                        5.750      06/01/2013       06/01/2012 1      1,143,061
------------------------------------------------------------------------------------------------------------------------------------
    1,925,000    NY Counties Tobacco Trust II (TASC)                        5.750      06/01/2014       06/01/2012 1      2,069,548
------------------------------------------------------------------------------------------------------------------------------------
      120,000    NY Counties Tobacco Trust II (TASC)                        5.750      06/01/2043       06/01/2012 1        125,491
------------------------------------------------------------------------------------------------------------------------------------


8                                           Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$   2,120,000    NY Counties Tobacco Trust II (TASC)                        6.000%     06/01/2015       06/01/2012 1    $ 2,294,434
------------------------------------------------------------------------------------------------------------------------------------
    2,330,000    NY Counties Tobacco Trust II (TASC)                        6.000      06/01/2016       06/01/2012 1      2,509,596
------------------------------------------------------------------------------------------------------------------------------------
   13,985,000    NY Counties Tobacco Trust III                              5.000      06/01/2027       05/01/2008 4     14,594,746
------------------------------------------------------------------------------------------------------------------------------------
    4,980,000    NY Counties Tobacco Trust III                              5.750      06/01/2033       09/26/2012        5,268,740
------------------------------------------------------------------------------------------------------------------------------------
   16,360,000    NY Counties Tobacco Trust III                              6.000      06/01/2043       06/01/2013 1     17,513,871
------------------------------------------------------------------------------------------------------------------------------------
   38,400,000    NY Counties Tobacco Trust IV (TASC) 10                     0.000      06/01/2041       08/03/2019       29,516,160
------------------------------------------------------------------------------------------------------------------------------------
    2,275,000    NY Counties Tobacco Trust IV (TASC)                        4.750      06/01/2026       07/23/2014        2,252,682
------------------------------------------------------------------------------------------------------------------------------------
   38,400,000    NY Counties Tobacco Trust IV (TASC)                        6.650      06/01/2041       06/01/2010 1      8,665,728
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                                     0.000 11   08/01/2024       08/01/2006 1          9,747
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYC GO                                                     0.000 11   11/15/2037       11/15/2007 1         18,062
------------------------------------------------------------------------------------------------------------------------------------
       30,000    NYC GO                                                     5.000      08/15/2016       08/15/2008 1         31,890
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYC GO                                                     5.000      08/15/2016       08/15/2008 1         20,912
------------------------------------------------------------------------------------------------------------------------------------
      115,000    NYC GO                                                     5.000      08/01/2018       02/01/2008 1        119,579
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                                     5.000      08/15/2018       08/15/2008 1         52,281
------------------------------------------------------------------------------------------------------------------------------------
    1,055,000    NYC GO                                                     5.000      12/01/2018       12/01/2014 1      1,114,924
------------------------------------------------------------------------------------------------------------------------------------
   10,160,000    NYC GO                                                     5.000      08/01/2019       08/01/2015 1     10,737,494
------------------------------------------------------------------------------------------------------------------------------------
       40,000    NYC GO                                                     5.000      08/15/2019       08/15/2008 1         41,824
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000    NYC GO                                                     5.000      12/01/2019       12/01/2014 1      4,214,760
------------------------------------------------------------------------------------------------------------------------------------
   10,000,000    NYC GO                                                     5.000      06/01/2020       06/01/2015 1     10,536,300
------------------------------------------------------------------------------------------------------------------------------------
    8,925,000    NYC GO                                                     5.000      08/01/2020       08/01/2014 1      9,369,733
------------------------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                                     5.000      03/15/2021       03/15/2011 1        515,035
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYC GO                                                     5.000      06/01/2021       06/01/2015        5,256,050
------------------------------------------------------------------------------------------------------------------------------------
    3,000,000    NYC GO                                                     5.000      08/01/2021       08/01/2014 1      3,142,740
------------------------------------------------------------------------------------------------------------------------------------
    2,110,000    NYC GO                                                     5.000      08/01/2021       08/01/2014 1      2,210,394
------------------------------------------------------------------------------------------------------------------------------------
    9,000,000    NYC GO                                                     5.000      08/01/2021       08/01/2015 1      9,467,280
------------------------------------------------------------------------------------------------------------------------------------
    4,975,000    NYC GO                                                     5.000      11/01/2021       11/01/2014 1      5,217,283
------------------------------------------------------------------------------------------------------------------------------------
       80,000    NYC GO                                                     5.000      08/01/2022       02/01/2009 1         82,199
------------------------------------------------------------------------------------------------------------------------------------
       75,000    NYC GO                                                     5.000      08/01/2022       02/01/2008 1         78,277
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                                     5.000      08/01/2022       02/01/2008 1         25,562
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                                     5.000      08/01/2022       08/01/2008 1         10,506
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC GO                                                     5.000      08/01/2022       08/01/2015 1      1,048,650
------------------------------------------------------------------------------------------------------------------------------------
       55,000    NYC GO                                                     5.000      08/15/2022       08/15/2008 1         56,387
------------------------------------------------------------------------------------------------------------------------------------
       40,000    NYC GO                                                     5.000      09/15/2022       09/15/2013 1         41,637
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                                     5.000      05/15/2023       05/15/2008 1         15,715
------------------------------------------------------------------------------------------------------------------------------------
   20,000,000    NYC GO                                                     5.000      06/01/2023       06/01/2015 1     20,927,600
------------------------------------------------------------------------------------------------------------------------------------
      965,000    NYC GO                                                     5.000      08/01/2023       02/01/2008 1      1,003,426
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC GO                                                     5.000      08/01/2023       08/01/2015 1      1,047,020
------------------------------------------------------------------------------------------------------------------------------------
      200,000    NYC GO                                                     5.000      08/01/2023       08/01/2008 1        204,896
------------------------------------------------------------------------------------------------------------------------------------
    2,830,000    NYC GO                                                     5.000      08/01/2023       08/01/2015 1      2,963,067
------------------------------------------------------------------------------------------------------------------------------------


9                                           Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$   6,750,000    NYC GO                                                     5.000%     11/01/2023       11/01/2014 1    $ 7,047,810
------------------------------------------------------------------------------------------------------------------------------------
    3,840,000    NYC GO                                                     5.000      12/01/2023       12/01/2014 1      4,010,611
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                                     5.000      04/15/2024       04/15/2009 1         52,731
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC GO                                                     5.000      08/01/2024       08/01/2015 1      1,045,400
------------------------------------------------------------------------------------------------------------------------------------
    3,040,000    NYC GO                                                     5.000      08/01/2024       08/01/2015 1      3,178,016
------------------------------------------------------------------------------------------------------------------------------------
    3,635,000    NYC GO                                                     5.000      12/01/2024       12/01/2014 1      3,790,905
------------------------------------------------------------------------------------------------------------------------------------
   14,860,000    NYC GO                                                     5.000      03/01/2025       03/01/2015 1     15,488,578
------------------------------------------------------------------------------------------------------------------------------------
    6,000,000    NYC GO                                                     5.000      06/01/2025       06/01/2015 1      6,259,080
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC GO                                                     5.000      08/01/2025       08/01/2015 1      1,043,770
------------------------------------------------------------------------------------------------------------------------------------
    6,920,000    NYC GO                                                     5.000      08/01/2026       08/01/2015 1      7,222,888
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYC GO                                                     5.000      08/01/2026       08/01/2015 1      5,218,850
------------------------------------------------------------------------------------------------------------------------------------
    1,830,000    NYC GO                                                     5.000      11/01/2027       11/01/2014 1      1,903,786
------------------------------------------------------------------------------------------------------------------------------------
       70,000    NYC GO                                                     5.000      03/15/2029       03/15/2009 1         72,105
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                                     5.000      04/15/2029       04/15/2009 1         10,315
------------------------------------------------------------------------------------------------------------------------------------
      270,000    NYC GO                                                     5.100      08/15/2027       08/15/2014 1        283,284
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                                     5.125      08/01/2018       08/01/2008 1         26,214
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                                     5.125      03/15/2019       03/15/2009 1         10,758
------------------------------------------------------------------------------------------------------------------------------------
    8,360,000    NYC GO                                                     5.125      08/01/2022       02/01/2009 1      8,742,303
------------------------------------------------------------------------------------------------------------------------------------
      200,000    NYC GO                                                     5.125      03/15/2025       03/15/2012 1        213,278
------------------------------------------------------------------------------------------------------------------------------------
       40,000    NYC GO                                                     5.125      08/01/2025       02/01/2008 1         41,028
------------------------------------------------------------------------------------------------------------------------------------
       45,000    NYC GO                                                     5.125      08/01/2025       08/01/2008 1         47,339
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                                     5.125      08/01/2025       08/01/2010 1          5,323
------------------------------------------------------------------------------------------------------------------------------------
      145,000    NYC GO                                                     5.125      08/01/2025       08/01/2010 1        151,838
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                                     5.125      03/01/2028       03/01/2008 1         10,475
------------------------------------------------------------------------------------------------------------------------------------
       70,000    NYC GO                                                     5.200      03/15/2028       03/15/2009 1         73,829
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                                     5.250      08/15/2013       08/15/2008 1         53,001
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                                     5.250      02/01/2014       02/01/2008 1         52,449
------------------------------------------------------------------------------------------------------------------------------------
      175,000    NYC GO                                                     5.250      08/01/2015       08/01/2007 1        182,506
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                                     5.250      08/01/2016       08/01/2007 1         15,607
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                                     5.250      08/01/2017       02/01/2008 1         26,220
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                                     5.250      08/01/2020       08/01/2007 1         52,213
------------------------------------------------------------------------------------------------------------------------------------
       45,000    NYC GO                                                     5.250      08/01/2020       08/01/2007 1         46,821
------------------------------------------------------------------------------------------------------------------------------------
       80,000    NYC GO                                                     5.250      08/01/2021       08/01/2007 1         84,013
------------------------------------------------------------------------------------------------------------------------------------
      225,000    NYC GO                                                     5.250      08/01/2021       08/01/2007 1        234,106
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                                     5.250      11/15/2021 7     11/15/2007 1         10,561
------------------------------------------------------------------------------------------------------------------------------------
       40,000    NYC GO                                                     5.250      11/15/2021 7     11/15/2007 1         41,804
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                                     5.250      01/15/2023       01/15/2013 1         26,496
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC GO                                                     5.250      08/15/2024       08/15/2014 1      1,063,730
------------------------------------------------------------------------------------------------------------------------------------
    5,110,000    NYC GO                                                     5.250      08/15/2026       08/15/2014 1      5,399,482
------------------------------------------------------------------------------------------------------------------------------------
      180,000    NYC GO                                                     5.250      06/01/2027       06/01/2012 1        190,080
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                                     5.250      01/15/2028       01/15/2013 1         52,959
------------------------------------------------------------------------------------------------------------------------------------
      200,000    NYC GO                                                     5.250      01/15/2033       01/15/2013 1        210,940
------------------------------------------------------------------------------------------------------------------------------------


10                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$      20,000    NYC GO                                                     5.300%     08/01/2024       08/01/2008 1    $    21,148
------------------------------------------------------------------------------------------------------------------------------------
      135,000    NYC GO                                                     5.300      01/15/2026       01/15/2013 1        143,460
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYC GO                                                     5.350      08/01/2013       02/01/2006 1         21,084
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC GO                                                     5.375      08/01/2015       08/01/2008 1      2,118,320
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                                     5.375      08/01/2017       08/01/2010 1         54,477
------------------------------------------------------------------------------------------------------------------------------------
      155,000    NYC GO                                                     5.375      08/01/2017       08/01/2007          161,755
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                                     5.375      11/15/2017       11/15/2007 1          5,243
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                                     5.375      11/15/2017       11/15/2007 1          5,293
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                                     5.375      08/01/2019       08/01/2009 1         10,704
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                                     5.375      08/01/2019       02/01/2008 1         26,290
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                                     5.375      08/01/2020       08/01/2009 1          5,352
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                                     5.375      08/01/2022       08/01/2007 1         26,090
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                                     5.375      08/01/2022       08/01/2007 1         26,175
------------------------------------------------------------------------------------------------------------------------------------
      305,000    NYC GO                                                     5.375      03/01/2027       03/01/2013 1        326,728
------------------------------------------------------------------------------------------------------------------------------------
       40,000    NYC GO                                                     5.375      11/15/2027       11/15/2007 1         42,346
------------------------------------------------------------------------------------------------------------------------------------
      380,000    NYC GO                                                     5.375      11/15/2027       11/15/2007 1        398,335
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYC GO                                                     5.500      08/01/2022       08/01/2007 1         21,092
------------------------------------------------------------------------------------------------------------------------------------
      235,000    NYC GO                                                     5.500      08/01/2022       08/01/2007 1        245,758
------------------------------------------------------------------------------------------------------------------------------------
    7,700,000    NYC GO                                                     5.500      06/01/2023       06/01/2013 1      8,331,708
------------------------------------------------------------------------------------------------------------------------------------
    3,490,000    NYC GO                                                     5.500      05/15/2024 7     05/15/2010 1      3,778,658
------------------------------------------------------------------------------------------------------------------------------------
      870,000    NYC GO                                                     5.500      02/15/2026       02/15/2006 1        893,064
------------------------------------------------------------------------------------------------------------------------------------
      165,000    NYC GO                                                     5.500      02/15/2026       02/15/2006 1        168,835
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                                     5.600      12/01/2010       12/01/2005 1         15,051
------------------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO                                                     5.700      08/15/2010       02/15/2006 1        101,224
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                                     5.750      05/15/2012       11/15/2005 1         10,023
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYC GO                                                     5.750      02/01/2015       02/01/2006 1         20,497
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYC GO                                                     5.750      02/01/2017       02/01/2006 5         20,478
------------------------------------------------------------------------------------------------------------------------------------
    1,145,000    NYC GO                                                     5.750      02/01/2017       02/01/2006 1      1,171,095
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                                     5.750      02/01/2017       02/01/2006 1         51,195
------------------------------------------------------------------------------------------------------------------------------------
    1,035,000    NYC GO                                                     5.750      03/01/2018       03/01/2013 1      1,148,850
------------------------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                                     5.750      08/01/2018       08/01/2012 1        555,800
------------------------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                                     5.750      08/01/2018       08/01/2012 1        555,800
------------------------------------------------------------------------------------------------------------------------------------
      195,000    NYC GO                                                     5.750      02/01/2019       02/01/2006 1        199,444
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO                                                     5.750      02/01/2020       02/01/2006 1         25,602
------------------------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                                     5.750      03/01/2020       03/01/2013 1        554,325
------------------------------------------------------------------------------------------------------------------------------------
    3,800,000    NYC GO                                                     5.750      03/01/2021       03/01/2013 1      4,342,336
------------------------------------------------------------------------------------------------------------------------------------
    1,210,000    NYC GO                                                     5.750      03/01/2021       03/01/2013 1      1,342,277
------------------------------------------------------------------------------------------------------------------------------------
      130,000    NYC GO                                                     5.875      08/15/2013       08/15/2006 1        134,954
------------------------------------------------------------------------------------------------------------------------------------
       55,000    NYC GO                                                     5.875      08/01/2015       08/01/2007 1         57,976
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                                     5.875      02/01/2016       08/01/2006 1          5,177
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                                     5.875      03/15/2018       03/15/2006 1          5,145
------------------------------------------------------------------------------------------------------------------------------------
       45,000    NYC GO                                                     5.875      02/15/2019       02/15/2006 1         46,088
------------------------------------------------------------------------------------------------------------------------------------


11                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$   7,155,000    NYC GO                                                     5.875%     06/01/2019       06/01/2012 1    $ 7,988,558
------------------------------------------------------------------------------------------------------------------------------------
      505,000    NYC GO                                                     5.875      08/01/2019       08/01/2012 1        576,609
------------------------------------------------------------------------------------------------------------------------------------
    4,770,000    NYC GO                                                     5.875      08/01/2019       08/01/2012 1      5,337,869
------------------------------------------------------------------------------------------------------------------------------------
    5,495,000    NYC GO                                                     5.875      06/01/2020       06/01/2012 1      6,135,168
------------------------------------------------------------------------------------------------------------------------------------
    6,645,000    NYC GO                                                     5.875      06/01/2021       06/01/2012 1      7,419,143
------------------------------------------------------------------------------------------------------------------------------------
      480,000    NYC GO                                                     5.875      08/01/2024 7     08/01/2006 1        498,168
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                                     5.900      08/01/2010       08/01/2006 1         15,552
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                                     6.000      08/01/2006       02/01/2006 1         10,024
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                                     6.000      05/15/2010       11/15/2005 1         15,036
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                                     6.000      05/15/2011       05/15/2006 1         50,119
------------------------------------------------------------------------------------------------------------------------------------
      480,000    NYC GO                                                     6.000      02/01/2012       08/01/2006 1        498,307
------------------------------------------------------------------------------------------------------------------------------------
      195,000    NYC GO                                                     6.000      08/01/2016 7     08/01/2006 1        202,184
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                                     6.000      08/01/2016       08/01/2006 1          5,184
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                                     6.000      08/01/2017       08/01/2007 1          5,284
------------------------------------------------------------------------------------------------------------------------------------
    1,700,000    NYC GO                                                     6.000      08/01/2017       08/01/2007 1      1,796,577
------------------------------------------------------------------------------------------------------------------------------------
       90,000    NYC GO                                                     6.000      05/15/2018       05/15/2010 1        101,486
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                                     6.000      05/15/2018       05/15/2010 1         11,060
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                                     6.000      02/01/2022       08/01/2006 1          5,184
------------------------------------------------------------------------------------------------------------------------------------
      130,000    NYC GO                                                     6.000      05/15/2022       05/15/2010 1        143,781
------------------------------------------------------------------------------------------------------------------------------------
       35,000    NYC GO                                                     6.000      02/15/2024       02/15/2006 1         35,869
------------------------------------------------------------------------------------------------------------------------------------
       45,000    NYC GO                                                     6.000      08/01/2026 7     08/01/2006 1         46,650
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                                     6.000      08/15/2026 7     08/15/2006 1         10,377
------------------------------------------------------------------------------------------------------------------------------------
      175,000    NYC GO                                                     6.125      08/01/2025 7     08/01/2007 1        185,651
------------------------------------------------------------------------------------------------------------------------------------
      285,000    NYC GO                                                     6.125      08/01/2025       08/01/2007 1        301,715
------------------------------------------------------------------------------------------------------------------------------------
       45,000    NYC GO                                                     6.125      08/01/2025       08/01/2007 1         47,739
------------------------------------------------------------------------------------------------------------------------------------
       60,000    NYC GO                                                     6.250      04/15/2027       04/15/2007 1         63,554
------------------------------------------------------------------------------------------------------------------------------------
      255,000    NYC GO                                                     6.350      05/15/2014       05/15/2008 1        275,492
------------------------------------------------------------------------------------------------------------------------------------
    1,130,000    NYC GO                                                     6.500      05/15/2017       05/15/2010 1      1,273,612
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                                     7.000      02/01/2009       02/01/2006 1          5,063
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                                     7.000      12/01/2010       12/01/2005 1          5,032
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                                     7.000      02/01/2011       02/01/2006 1          5,067
------------------------------------------------------------------------------------------------------------------------------------
       30,000    NYC GO                                                     7.000      02/01/2012       02/01/2006 1         30,381
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                                     7.000      02/01/2018       02/01/2006 1          5,015
------------------------------------------------------------------------------------------------------------------------------------
       60,000    NYC GO                                                     7.250      02/01/2007       02/01/2006 5         60,874
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                                     7.250      02/01/2007       02/01/2006 1          5,068
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                                     7.500      02/01/2007       02/01/2006 1         15,054
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYC GO                                                     7.500      02/01/2009       02/01/2006 1         15,054
------------------------------------------------------------------------------------------------------------------------------------
       40,000    NYC GO                                                     7.650      02/01/2007       02/01/2006 1         40,149
------------------------------------------------------------------------------------------------------------------------------------
       45,000    NYC GO                                                     7.750      08/15/2027       02/15/2006 1         45,741
------------------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO DIAMONDS                                            0.000 11   02/01/2025       02/01/2006 1         99,842
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYC GO DIAMONDS                                            0.000 11   08/01/2025 7     08/01/2007 1         23,086
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO RIBS                                                8.647 12   08/27/2015       02/01/2006 1         50,193
------------------------------------------------------------------------------------------------------------------------------------


12                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$      90,000    NYC GO RIBS                                                8.966% 12  08/29/2008       02/01/2006 1    $    90,382
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO RIBS                                                8.966 12   07/29/2010       02/01/2006 1         50,212
------------------------------------------------------------------------------------------------------------------------------------
      100,000    NYC GO RIBS                                                9.064 12   08/22/2013       02/01/2006 1        100,432
------------------------------------------------------------------------------------------------------------------------------------
      450,000    NYC GO RIBS                                                9.220 12   09/01/2011       02/01/2006 1        459,311
------------------------------------------------------------------------------------------------------------------------------------
    4,410,000    NYC HDC                                                    5.000      07/01/2025       07/01/2015 1      4,658,900
------------------------------------------------------------------------------------------------------------------------------------
      105,000    NYC HDC (Barclay Avenue)                                   5.750      04/01/2007       04/01/2006 1        107,894
------------------------------------------------------------------------------------------------------------------------------------
    4,610,000    NYC HDC (Multifamily Hsg.)                                 5.250      11/01/2030       05/01/2014 1      4,813,716
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYC HDC (Multifamily Hsg.)                                 5.250      11/01/2031       11/01/2008 1         20,383
------------------------------------------------------------------------------------------------------------------------------------
      900,000    NYC HDC (Multifamily Hsg.), Series A                       5.375      11/01/2023       05/01/2012 1        934,542
------------------------------------------------------------------------------------------------------------------------------------
      450,000    NYC HDC (Multifamily Hsg.), Series A                       5.500      11/01/2009       05/01/2008 1        450,707
------------------------------------------------------------------------------------------------------------------------------------
      845,000    NYC HDC (Multifamily Hsg.), Series A                       5.625      05/01/2012       05/01/2008 1        867,764
------------------------------------------------------------------------------------------------------------------------------------
      470,000    NYC HDC (Multifamily Hsg.), Series A                       5.750      11/01/2018 7     05/01/2007 1        482,464
------------------------------------------------------------------------------------------------------------------------------------
    5,285,000    NYC HDC (Multifamily Hsg.), Series B                       5.875      11/01/2018 7     05/01/2009 1      5,459,352
------------------------------------------------------------------------------------------------------------------------------------
      655,000    NYC HDC (Multifamily Hsg.), Series D                       5.500      11/01/2019       11/01/2006 1        668,572
------------------------------------------------------------------------------------------------------------------------------------
    1,200,000    NYC HDC (Multifamily Hsg.), Series E                       6.250      05/01/2036       11/01/2009 1      1,286,424
------------------------------------------------------------------------------------------------------------------------------------
      185,000    NYC HDC, Series A                                          5.000      07/01/2010       07/01/2010 1        198,425
------------------------------------------------------------------------------------------------------------------------------------
   27,700,000    NYC Health & Hospital Corp.                                5.250      02/15/2017 7     02/15/2010 1     28,903,565
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYC Health & Hospital Corp.                                5.450      02/15/2026       02/15/2012 1         10,421
------------------------------------------------------------------------------------------------------------------------------------
    3,000,000    NYC Health & Hospital Corp. (Health System)                5.250      02/15/2022       02/15/2013 1      3,255,270
------------------------------------------------------------------------------------------------------------------------------------
    1,135,000    NYC IDA (Acme Architectural Products)                      5.875      11/01/2009       12/14/2007 2      1,095,502
------------------------------------------------------------------------------------------------------------------------------------
   10,000,000    NYC IDA (Airis JFK I/JFK International Airport)            6.000      07/01/2015       07/01/2011 1     10,402,500
------------------------------------------------------------------------------------------------------------------------------------
      165,000    NYC IDA (ALA Realty)                                       7.000      12/01/2005       12/01/2005          165,215
------------------------------------------------------------------------------------------------------------------------------------
       75,000    NYC IDA (Anti-Defamation League Foundation)                5.500      06/01/2022       06/01/2007 1         79,338
------------------------------------------------------------------------------------------------------------------------------------
      360,000    NYC IDA (Atlantic Veal & Lamb)                             7.250      12/01/2008       07/07/2007 2        370,476
------------------------------------------------------------------------------------------------------------------------------------
    4,245,000    NYC IDA (Beth Abraham Health Services)                     6.000      02/15/2013       04/10/2010 2      4,446,255
------------------------------------------------------------------------------------------------------------------------------------
    1,015,000    NYC IDA (Beth Abraham Health Services)                     6.000      11/15/2013       06/28/2009 2      1,065,821
------------------------------------------------------------------------------------------------------------------------------------
      485,000    NYC IDA (Beth Abraham Health Services)                     6.000      11/15/2013       07/04/2009 2        509,284
------------------------------------------------------------------------------------------------------------------------------------
      115,000    NYC IDA (Brooklyn Heights Montessori School)               7.500      01/01/2007       07/10/2006 2        118,417
------------------------------------------------------------------------------------------------------------------------------------
    6,290,000    NYC IDA (Calhoun School)                                   6.250      12/01/2017       10/13/2012 2      6,296,227
------------------------------------------------------------------------------------------------------------------------------------
      415,000    NYC IDA (Chardan Corp.)                                    6.250      11/01/2008       05/31/2007 2        413,348
------------------------------------------------------------------------------------------------------------------------------------
      235,000    NYC IDA (College of Aeronautics)                           5.500      05/01/2012       05/01/2008 1        245,650
------------------------------------------------------------------------------------------------------------------------------------
      550,000    NYC IDA (College of Aeronautics)                           5.500      05/01/2013       05/01/2010 1        572,655
------------------------------------------------------------------------------------------------------------------------------------


13                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$   1,240,000    NYC IDA (College of Mount St. Vincent)                     7.000%     05/01/2008       11/01/2005 1    $ 1,252,375
------------------------------------------------------------------------------------------------------------------------------------
      360,000    NYC IDA (College of New Rochelle)                          6.200      09/01/2010 7     03/01/2006 1        367,895
------------------------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (College of New Rochelle)                          6.300      09/01/2015 7     03/01/2006 1        510,745
------------------------------------------------------------------------------------------------------------------------------------
      370,000    NYC IDA (Comprehensive Care Management)                    5.750      11/01/2008       05/30/2007 2        373,545
------------------------------------------------------------------------------------------------------------------------------------
      145,000    NYC IDA (Comprehensive Care Management)                    5.750      11/01/2008       05/30/2007 2        146,376
------------------------------------------------------------------------------------------------------------------------------------
      220,000    NYC IDA (Comprehensive Care Management)                    7.250      12/01/2006       06/09/2006 2        225,053
------------------------------------------------------------------------------------------------------------------------------------
      470,000    NYC IDA (Essie Cosmetics)                                  5.500      11/01/2008       05/22/2007 2        464,576
------------------------------------------------------------------------------------------------------------------------------------
    1,015,000    NYC IDA (Family Support Systems)                           6.500      11/01/2014       11/01/2006 1      1,021,618
------------------------------------------------------------------------------------------------------------------------------------
      585,000    NYC IDA (Gabrielli Truck Sales)                            7.250      12/01/2007       12/19/2006 2        601,193
------------------------------------------------------------------------------------------------------------------------------------
    1,105,000    NYC IDA (Global Country World Peace)                       6.250      11/01/2015       08/19/2012        1,102,094
------------------------------------------------------------------------------------------------------------------------------------
    1,030,000    NYC IDA (Global Country World Peace)                       6.250      11/01/2025       08/20/2012        1,027,291
------------------------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (Independent Living Association)                   6.200      07/01/2020       09/25/2014 2        498,270
------------------------------------------------------------------------------------------------------------------------------------
   40,965,000    NYC IDA (Japan Airlines)                                   6.000      11/01/2015       11/01/2005 1     42,616,709
------------------------------------------------------------------------------------------------------------------------------------
      210,000    NYC IDA (Julia Gray)                                       6.500      11/01/2007       11/18/2006 2        211,287
------------------------------------------------------------------------------------------------------------------------------------
      280,000    NYC IDA (Koenig Iron Works)                                7.375      12/01/2010       08/11/2008 2        288,966
------------------------------------------------------------------------------------------------------------------------------------
    2,355,000    NYC IDA (Lycee Francais De New York)                       5.500      06/01/2013       12/01/2012 1      2,551,784
------------------------------------------------------------------------------------------------------------------------------------
      730,000    NYC IDA (Lycee Francais De New York)                       5.500      06/01/2015       12/01/2012 1        782,903
------------------------------------------------------------------------------------------------------------------------------------
    2,880,000    NYC IDA (Lycee Francais De New York)                       5.500      06/01/2016       12/01/2012 1      3,079,181
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC IDA (Lycee Francais De New York)                       5.500      06/01/2017       12/01/2012 1      2,129,460
------------------------------------------------------------------------------------------------------------------------------------
    3,210,000    NYC IDA (Lycee Francais De New York)                       5.500      06/01/2018       12/01/2012 1      3,415,761
------------------------------------------------------------------------------------------------------------------------------------
      250,000    NYC IDA (Marymount School of NY)                           5.125      09/01/2021       09/01/2013 1        258,200
------------------------------------------------------------------------------------------------------------------------------------
      355,000    NYC IDA (MediSys Health Network)                           5.750      03/15/2006       12/24/2005 2        353,907
------------------------------------------------------------------------------------------------------------------------------------
    1,900,000    NYC IDA (Metropolitan College of New York)                 5.750      03/01/2020       12/14/2017 2      1,864,356
------------------------------------------------------------------------------------------------------------------------------------
      350,000    NYC IDA (Morrisons Pastry)                                 5.750      11/01/2009       11/16/2006 2        349,979
------------------------------------------------------------------------------------------------------------------------------------
    4,140,000    NYC IDA (National Compressor Exchange)                     6.250      11/01/2027       11/01/2007 5      4,201,106
------------------------------------------------------------------------------------------------------------------------------------
    2,005,000    NYC IDA (Polytechnic University)                           5.750      11/01/2010       11/01/2010        2,033,511
------------------------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (Polytechnic University)                           5.750      11/01/2012       11/01/2012          503,585
------------------------------------------------------------------------------------------------------------------------------------
    1,810,000    NYC IDA (Polytechnic Universtiy)                           5.250      11/01/2008       11/01/2008        1,813,747
------------------------------------------------------------------------------------------------------------------------------------
      400,000    NYC IDA (Precision Gear)                                   5.875      11/01/2009       12/17/2007 2        405,740
------------------------------------------------------------------------------------------------------------------------------------
      335,000    NYC IDA (Precision Gear)                                   5.875      11/01/2009       12/09/2007 2        335,717
------------------------------------------------------------------------------------------------------------------------------------
      110,000    NYC IDA (Precision Gear)                                   6.500      11/01/2008       06/04/2007 2        111,800
------------------------------------------------------------------------------------------------------------------------------------
      115,000    NYC IDA (Promotional Slideguide)                           7.000      12/01/2005       12/01/2005          115,759
------------------------------------------------------------------------------------------------------------------------------------
    1,200,000    NYC IDA (Reece School)                                     6.500      12/01/2017       08/03/2015        1,203,480
------------------------------------------------------------------------------------------------------------------------------------
      405,000    NYC IDA (Reece School)                                     6.500      12/01/2017       08/03/2015          405,146
------------------------------------------------------------------------------------------------------------------------------------


14                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$     140,000    NYC IDA (Rockefeller Foundation)                           5.375%     07/01/2023       01/01/2006 1    $   140,906
------------------------------------------------------------------------------------------------------------------------------------
    3,840,000    NYC IDA (Rosco, Inc.)                                      6.125      06/01/2022       06/01/2007 3      3,987,341
------------------------------------------------------------------------------------------------------------------------------------
    1,030,000    NYC IDA (Showman Fabricators)                              7.125      11/01/2013       01/18/2010 2      1,034,110
------------------------------------------------------------------------------------------------------------------------------------
      720,000    NYC IDA (Special Needs Facilities Pooled Program)          5.950      07/01/2008       01/26/2007 2        711,943
------------------------------------------------------------------------------------------------------------------------------------
       40,000    NYC IDA (Streamline Plastics)                              7.125      12/01/2005       12/01/2005           40,048
------------------------------------------------------------------------------------------------------------------------------------
      475,000    NYC IDA (Terminal One Group Association)                   5.900      01/01/2006       01/01/2006 1        476,976
------------------------------------------------------------------------------------------------------------------------------------
    2,080,000    NYC IDA (Terminal One Group Association)                   6.000      01/01/2007       01/01/2006 1      2,088,112
------------------------------------------------------------------------------------------------------------------------------------
       65,000    NYC IDA (Terminal One Group Association)                   6.000      01/01/2008       01/01/2006 1         65,222
------------------------------------------------------------------------------------------------------------------------------------
   59,395,000    NYC IDA (Terminal One Group Association)                   6.000      01/01/2015 7     01/01/2006 1     60,159,414
------------------------------------------------------------------------------------------------------------------------------------
   14,375,000    NYC IDA (Terminal One Group Association)                   6.000      01/01/2019 7     01/01/2006 1     14,560,006
------------------------------------------------------------------------------------------------------------------------------------
    2,855,000    NYC IDA (Terminal One Group Association)                   6.100      01/01/2009       01/01/2006 1      2,864,593
------------------------------------------------------------------------------------------------------------------------------------
   30,555,000    NYC IDA (Terminal One Group Association)                   6.125      01/01/2024       01/01/2006 1     30,857,189
------------------------------------------------------------------------------------------------------------------------------------
    2,135,000    NYC IDA (The Child School)                                 7.000      06/01/2013       03/06/2010 2      2,190,297
------------------------------------------------------------------------------------------------------------------------------------
      410,000    NYC IDA (Ulano)                                            6.250      11/01/2006       05/06/2006 2        409,049
------------------------------------------------------------------------------------------------------------------------------------
      160,000    NYC IDA (United Nations School)                            6.050      12/01/2005       12/01/2005          160,762
------------------------------------------------------------------------------------------------------------------------------------
      170,000    NYC IDA (United Nations School)                            6.100      12/01/2006       12/01/2006          174,967
------------------------------------------------------------------------------------------------------------------------------------
      180,000    NYC IDA (United Nations School)                            6.150      12/01/2007       12/01/2007          186,176
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC IDA (Urban Resource Institute)                         5.250      03/01/2023       03/01/2013 1      1,089,580
------------------------------------------------------------------------------------------------------------------------------------
    1,345,000    NYC IDA (Urban Resource Institute)                         6.500      11/01/2013       03/20/2009 2      1,388,282
------------------------------------------------------------------------------------------------------------------------------------
    4,200,000    NYC IDA (Visy Paper)                                       7.800      01/01/2016       01/01/2008 1      4,335,618
------------------------------------------------------------------------------------------------------------------------------------
      915,000    NYC IDA (Vocational Instruction)                           7.250      02/01/2013       06/21/2009 2        902,336
------------------------------------------------------------------------------------------------------------------------------------
      255,000    NYC IDA (World Casing Corp.)                               5.950      11/01/2007       11/15/2006 2        248,102
------------------------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (YMCA of Greater NY)                               5.250      08/01/2021       02/01/2011 1        519,385
------------------------------------------------------------------------------------------------------------------------------------
    6,490,000    NYC IDA (YMCA of Greater NY)                               5.800      08/01/2016 7     01/01/2009 1      6,794,057
------------------------------------------------------------------------------------------------------------------------------------
      700,000    NYC IDA (Zeluck, Inc.)                                     6.250      11/01/2011       11/01/2007 1        714,560
------------------------------------------------------------------------------------------------------------------------------------
   16,350,000    NYC IDA Special Facilities (JFK International Airport)     8.000      08/01/2012       08/01/2012       15,605,258
------------------------------------------------------------------------------------------------------------------------------------
      190,000    NYC Municipal Water Finance Authority                      5.000      06/15/2021       06/15/2007 1        196,967
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYC Municipal Water Finance Authority                      5.000      06/15/2027       06/15/2008           10,228
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYC Municipal Water Finance Authority                      5.000      06/15/2027       06/15/2008 1         26,108
------------------------------------------------------------------------------------------------------------------------------------
   10,500,000    NYC Municipal Water Finance Authority                      5.000      06/15/2031       06/15/2015 1     10,996,965
------------------------------------------------------------------------------------------------------------------------------------
   15,010,000    NYC Municipal Water Finance Authority                      5.000      06/15/2034       06/15/2013 1     15,567,471
------------------------------------------------------------------------------------------------------------------------------------
       65,000    NYC Municipal Water Finance Authority                      5.125      06/15/2017 7     06/15/2007 1         67,733
------------------------------------------------------------------------------------------------------------------------------------
       60,000    NYC Municipal Water Finance Authority                      5.125      06/15/2021       06/15/2007 1         62,375
------------------------------------------------------------------------------------------------------------------------------------


15                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$      40,000    NYC Municipal Water Finance Authority                      5.125%     06/15/2021       06/15/2007 1    $    41,583
------------------------------------------------------------------------------------------------------------------------------------
    3,025,000    NYC Municipal Water Finance Authority                      5.125      06/15/2021       06/15/2007 1      3,144,730
------------------------------------------------------------------------------------------------------------------------------------
       55,000    NYC Municipal Water Finance Authority                      5.125      06/15/2021       06/15/2007 1         57,177
------------------------------------------------------------------------------------------------------------------------------------
       55,000    NYC Municipal Water Finance Authority                      5.125      06/15/2022       06/15/2008 1         57,177
------------------------------------------------------------------------------------------------------------------------------------
       65,000    NYC Municipal Water Finance Authority                      5.125      06/15/2030       06/15/2007 1         67,386
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC Municipal Water Finance Authority                      5.125      06/15/2031       06/15/2011 1      2,070,220
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYC Municipal Water Finance Authority                      5.200      06/15/2013       06/15/2007 1         10,434
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYC Municipal Water Finance Authority                      5.250      06/15/2018       06/15/2008 1         26,111
------------------------------------------------------------------------------------------------------------------------------------
      545,000    NYC Municipal Water Finance Authority                      5.250      06/15/2029 7     06/15/2007 1        566,304
------------------------------------------------------------------------------------------------------------------------------------
      725,000    NYC Municipal Water Finance Authority                      5.250      06/15/2029       06/15/2007 1        753,340
------------------------------------------------------------------------------------------------------------------------------------
      390,000    NYC Municipal Water Finance Authority                      5.375      06/15/2007       12/15/2005 1        391,014
------------------------------------------------------------------------------------------------------------------------------------
    2,405,000    NYC Municipal Water Finance Authority                      5.500      06/15/2017       06/15/2007 1      2,471,041
------------------------------------------------------------------------------------------------------------------------------------
      765,000    NYC Municipal Water Finance Authority                      5.500      06/15/2024 7     06/15/2006 1        785,280
------------------------------------------------------------------------------------------------------------------------------------
       30,000    NYC Municipal Water Finance Authority                      5.500      06/15/2024       06/15/2006 1         30,808
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYC Municipal Water Finance Authority                      5.500      06/15/2032       06/15/2009 1         26,970
------------------------------------------------------------------------------------------------------------------------------------
    1,055,000    NYC Municipal Water Finance Authority                      5.500      06/15/2033       06/15/2010 1      1,146,901
------------------------------------------------------------------------------------------------------------------------------------
      100,000    NYC Municipal Water Finance Authority                      5.625      06/15/2019       06/15/2006 1        102,811
------------------------------------------------------------------------------------------------------------------------------------
    1,220,000    NYC Municipal Water Finance Authority                      5.625      06/15/2019 7     06/15/2006 1      1,254,550
------------------------------------------------------------------------------------------------------------------------------------
      855,000    NYC Municipal Water Finance Authority                      5.750      06/15/2013 7     12/15/2005 1        903,547
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYC Municipal Water Finance Authority                      5.750      06/15/2013 7     12/15/2005 5         52,839
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYC Transitional Finance Authority                         5.500      11/01/2024       05/01/2010 1          5,528
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYC Transitional Finance Authority                         5.500      11/01/2024       05/01/2010 1         21,860
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYC Transitional Finance Authority                         5.500      05/01/2025       05/01/2009 1         27,261
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYC Transitional Finance Authority                         5.500      05/01/2025       05/01/2009 1         21,499
------------------------------------------------------------------------------------------------------------------------------------
    4,100,000    NYC Transitional Finance Authority, Series B               5.000      11/01/2027       11/01/2012 1      4,279,908
------------------------------------------------------------------------------------------------------------------------------------
       65,000    NYC Transitional Finance Authority, Series C               5.000      05/01/2026 7     05/01/2010 1         66,739
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC Transitional Finance Authority, Series E               5.000      02/01/2026       02/01/2013 1      2,091,660
------------------------------------------------------------------------------------------------------------------------------------


16                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
       10,000    NYC Trust for Cultural Resources (American Museum of
$                Natural History)                                           5.250%     07/01/2019       07/01/2009 1    $    10,658
------------------------------------------------------------------------------------------------------------------------------------
    4,945,000    NYC Trust for Cultural Resources (American Museum of
                 Natural History)                                           5.650      04/01/2022       04/01/2007 1      5,176,921
------------------------------------------------------------------------------------------------------------------------------------
   10,240,000    NYC Trust for Cultural Resources (American Museum of
                 Natural History)                                           5.650      04/01/2027 7     04/01/2007 1     10,691,584
------------------------------------------------------------------------------------------------------------------------------------
      750,000    NYC Trust for Cultural Resources (Museum of American
                 Folk Art)                                                  6.000      07/01/2022 7     07/01/2010 1        812,370
------------------------------------------------------------------------------------------------------------------------------------
    2,465,000    NYC Trust for Cultural Resources (Museum of American
                 Folk Art)                                                  6.125      07/01/2030 7     07/01/2011 1      2,682,561
------------------------------------------------------------------------------------------------------------------------------------
      570,000    NYC Trust for Cultural Resources (Museum of Modern Art)    5.500      01/01/2016       01/01/2007 1        598,893
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYC Trust for Cultural Resources (Museum of Modern Art)    5.500      01/01/2021       01/01/2007 1         10,487
------------------------------------------------------------------------------------------------------------------------------------
    1,250,000    NYC Trust for Cultural Resources (New York Botanical
                 Garden)                                                    5.750      07/01/2016       07/01/2006 1      1,288,463
------------------------------------------------------------------------------------------------------------------------------------
   10,510,000    NYC Trust for Cultural Resources (New York Botanical
                 Garden)                                                    5.800      07/01/2026       07/01/2006 1     10,907,698
------------------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (Albany Memorial Hospital)                          5.500      07/01/2010 7     01/01/2006 1         45,972
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (Amsterdam Memorial Hospital)                       6.000      08/01/2016       08/01/2006 1         20,894
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Amsterdam Memorial Hospital)                       6.000      08/01/2025       08/01/2006 1         26,039
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Audit & Control)                                   5.500      04/01/2023       04/01/2009 1         27,011
------------------------------------------------------------------------------------------------------------------------------------
      250,000    NYS DA (Augustana Lutheran Home)                           5.500      02/01/2041 7     02/01/2012 1        266,873
------------------------------------------------------------------------------------------------------------------------------------
    4,625,000    NYS DA (Barnard College)                                   5.250      07/01/2026       07/01/2007 1      4,815,550
------------------------------------------------------------------------------------------------------------------------------------
       65,000    NYS DA (Bishop Henry B. Hucles Nursing Home)               5.625      07/01/2018 7     07/01/2008 1         67,238
------------------------------------------------------------------------------------------------------------------------------------
      170,000    NYS DA (Bishop Henry B. Hucles Nursing Home)               6.000      07/01/2024       07/01/2006 1        176,452
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (Brookdale Hospital)                                5.300      02/15/2017       02/15/2008 1         15,626
------------------------------------------------------------------------------------------------------------------------------------
       60,000    NYS DA (Brooklyn Hospital Center)                          5.100      02/01/2019       02/01/2009 1         63,500
------------------------------------------------------------------------------------------------------------------------------------
    1,300,000    NYS DA (Canisius College)                                  5.000      07/01/2022       07/01/2015 1      1,374,438
------------------------------------------------------------------------------------------------------------------------------------
    1,120,000    NYS DA (Catskill Regional Medical Center)                  5.250      02/15/2023       02/15/2015 1      1,211,661
------------------------------------------------------------------------------------------------------------------------------------
       65,000    NYS DA (Champlain Valley Physicians)                       5.000      07/01/2017       07/01/2007 1         67,092
------------------------------------------------------------------------------------------------------------------------------------
    1,350,000    NYS DA (Chapel Oaks)                                       5.375      07/01/2017 7     07/01/2010 1      1,443,852
------------------------------------------------------------------------------------------------------------------------------------
      960,000    NYS DA (City University)                                   5.000      07/01/2017       07/01/2008 1        989,405
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (City University)                                   5.000      07/01/2026       07/01/2008 1         15,760
------------------------------------------------------------------------------------------------------------------------------------
       60,000    NYS DA (City University)                                   5.250      07/01/2012       07/01/2008 1         62,927
------------------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (City University)                                   5.250      07/01/2025       07/01/2008 1        106,144
------------------------------------------------------------------------------------------------------------------------------------
       75,000    NYS DA (City University)                                   5.500      07/01/2024       07/01/2006 1         77,854
------------------------------------------------------------------------------------------------------------------------------------
      550,000    NYS DA (City University)                                   6.000      07/01/2010       07/01/2006 1        572,770
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (College of Saint Rose)                             6.000      07/01/2011 7     01/01/2006 1          5,013
------------------------------------------------------------------------------------------------------------------------------------

                                            Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$      25,000    NYS DA (Cooper Union for Advancement of Science & Art)     6.250%     07/01/2029       07/01/2009 1    $    27,686
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Cornell University)                                5.400      07/01/2013       07/01/2006 1         25,928
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (Cornell University)                                5.400      07/01/2014       07/01/2006 1      1,043,960
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (Culinary Institute of America)                     5.000      07/01/2022       07/01/2009 1         21,133
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA (Dept. of Education)                                5.650      07/01/2014       07/01/2007 1         10,474
------------------------------------------------------------------------------------------------------------------------------------
    1,305,000    NYS DA (Dept. of Education)                                5.750      07/01/2021       07/01/2006 1      1,357,565
------------------------------------------------------------------------------------------------------------------------------------
      350,000    NYS DA (Dept. of Health)                                   5.000      07/01/2021       07/01/2014 1        367,042
------------------------------------------------------------------------------------------------------------------------------------
      880,000    NYS DA (Dept. of Health)                                   5.250      07/01/2023       07/01/2014 1        945,366
------------------------------------------------------------------------------------------------------------------------------------
    4,620,000    NYS DA (Dept. of Health)                                   5.250      07/01/2024       07/01/2015 1      5,002,675
------------------------------------------------------------------------------------------------------------------------------------
      595,000    NYS DA (Dept. of Health)                                   5.500      07/01/2021       07/01/2007 1        619,115
------------------------------------------------------------------------------------------------------------------------------------
      280,000    NYS DA (Dept. of Health)                                   5.750      07/01/2017 7     07/01/2006 1        291,528
------------------------------------------------------------------------------------------------------------------------------------
       30,000    NYS DA (Dept. of Health)                                   5.750      07/01/2017       07/01/2006 1         31,235
------------------------------------------------------------------------------------------------------------------------------------
    2,525,000    NYS DA (Ellis Hospital)                                    5.050      08/15/2024       08/15/2014 1      2,645,720
------------------------------------------------------------------------------------------------------------------------------------
      155,000    NYS DA (Ellis Hospital)                                    5.500      08/01/2015       02/01/2006 1        156,262
------------------------------------------------------------------------------------------------------------------------------------
      105,000    NYS DA (Ellis Hospital)                                    5.600      08/01/2025       02/01/2006 1        107,300
------------------------------------------------------------------------------------------------------------------------------------
      125,000    NYS DA (Ellis Hospital)                                    5.625      08/01/2035 7     08/01/2007 1        127,740
------------------------------------------------------------------------------------------------------------------------------------
       80,000    NYS DA (Episcopal Health)                                  5.900      08/01/2020 7     02/01/2006 1         80,117
------------------------------------------------------------------------------------------------------------------------------------
      340,000    NYS DA (Fairport Baptist Homes)                            6.000      02/01/2037       02/01/2007 1        357,391
------------------------------------------------------------------------------------------------------------------------------------
      150,000    NYS DA (FNHC/KR/MMWNHC Obligated Group)                    5.500      07/01/2010 7     07/01/2007 1        153,267
------------------------------------------------------------------------------------------------------------------------------------
      405,000    NYS DA (FNHC/KR/MMWNHC Obligated Group)                    5.750      07/01/2017       01/01/2006 1        413,809
------------------------------------------------------------------------------------------------------------------------------------
      250,000    NYS DA (Fordham University)                                5.000      07/01/2028       07/01/2008 1        261,615
------------------------------------------------------------------------------------------------------------------------------------
    3,835,000    NYS DA (Frances Schervier Home & Hospital
                 Obligated Group)                                           5.500      07/01/2017 7     07/01/2009 1      4,045,695
------------------------------------------------------------------------------------------------------------------------------------
   10,055,000    NYS DA (Frances Schervier Home & Hospital
                 Obligated Group)                                           5.500      07/01/2027 7     07/01/2009 1     10,633,163
------------------------------------------------------------------------------------------------------------------------------------
       90,000    NYS DA (Frances Schervier Home & Hospital
                 Obligated Group)                                           5.500      07/01/2027 7     07/01/2009 1         94,857
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (German Masonic Home)                               5.950      08/01/2026 7     08/01/2008 1         51,762
------------------------------------------------------------------------------------------------------------------------------------
       75,000    NYS DA (German Masonic Home)                               6.000      08/01/2036       08/01/2006 1         77,969
------------------------------------------------------------------------------------------------------------------------------------
      270,000    NYS DA (Grace Manor Health Care Facility)                  6.150      07/01/2018       07/01/2006 1        281,208
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (Hamilton College)                                  5.125      07/01/2016       07/01/2009 1         16,039
------------------------------------------------------------------------------------------------------------------------------------
    2,075,000    NYS DA (Highland Community Devel. Corp.)                   5.500      07/01/2023       07/16/2008 3      2,120,941
------------------------------------------------------------------------------------------------------------------------------------
       75,000    NYS DA (Hospital Special Surgery)                          5.000      02/01/2018       02/01/2008 1         78,492
------------------------------------------------------------------------------------------------------------------------------------
    2,255,000    NYS DA (Hunts Point Multi-Service Center)                  5.625      07/01/2022       01/01/2008 1      2,409,197
------------------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (Ideal Senior Living Center)                        5.900      08/01/2026       08/01/2006 1        103,065
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (Interfaith Medical Center)                         5.400      02/15/2028       02/15/2008 1         21,167
------------------------------------------------------------------------------------------------------------------------------------
    9,805,000    NYS DA (Ithaca College)                                    5.250      07/01/2026       07/01/2007 1     10,301,427
------------------------------------------------------------------------------------------------------------------------------------
      115,000    NYS DA (John T. Mather Memorial Hospital)                  5.375      07/01/2019       07/01/2008 1        118,896
------------------------------------------------------------------------------------------------------------------------------------


18                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$   1,585,000    NYS DA (John T. Mather Memorial Hospital)                  5.750%     07/01/2025       07/01/2006 1    $ 1,645,499
------------------------------------------------------------------------------------------------------------------------------------
    2,910,000    NYS DA (Kaleida Health)                                    5.050      02/15/2025       02/15/2014 1      3,046,770
------------------------------------------------------------------------------------------------------------------------------------
    1,020,000    NYS DA (L.I. University)                                   5.125      09/01/2010       09/01/2009 1      1,094,521
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (L.I. University)                                   5.250      09/01/2011       09/01/2009 1      1,069,870
------------------------------------------------------------------------------------------------------------------------------------
    6,375,000    NYS DA (L.I. University)                                   5.500      09/01/2026       09/01/2006 1      6,633,251
------------------------------------------------------------------------------------------------------------------------------------
      215,000    NYS DA (Lakeside Home)                                     6.000      02/01/2037       02/01/2007 1        225,987
------------------------------------------------------------------------------------------------------------------------------------
      725,000    NYS DA (Le Moyne College)                                  5.000      07/01/2018       01/01/2006 1        733,330
------------------------------------------------------------------------------------------------------------------------------------
    1,100,000    NYS DA (Leake & Watts Services)                            5.000      07/01/2023       07/01/2014 1      1,155,187
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA (Lenox Hill Hospital Obligated Group)               5.750      07/01/2016       07/01/2011 1         10,770
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS DA (Lenox Hill Hospital Obligated Group)               5.750      07/01/2017       07/01/2012 1      2,145,540
------------------------------------------------------------------------------------------------------------------------------------
      395,000    NYS DA (Long Beach Medical Center)                         5.550      08/01/2015       02/01/2006 1        401,304
------------------------------------------------------------------------------------------------------------------------------------
      520,000    NYS DA (Long Beach Medical Center)                         5.625      08/01/2022       02/01/2006 1        531,404
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (Long Island University)                            5.500      09/01/2020       09/01/2006 1      1,039,560
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (March of Dimes)                                    5.600      07/01/2012       01/01/2006 1         15,034
------------------------------------------------------------------------------------------------------------------------------------
    3,235,000    NYS DA (Master BOCES Program)                              5.000      08/15/2023       08/15/2014 1      3,413,896
------------------------------------------------------------------------------------------------------------------------------------
      615,000    NYS DA (Master BOCES Program)                              5.250      08/15/2023       08/15/2013 1        672,066
------------------------------------------------------------------------------------------------------------------------------------
      125,000    NYS DA (Menorah Campus)                                    6.100      02/01/2037       02/01/2007 1        131,826
------------------------------------------------------------------------------------------------------------------------------------
      250,000    NYS DA (Mental Health Services Facilities)                 5.000      02/15/2023       08/15/2008 1        262,705
------------------------------------------------------------------------------------------------------------------------------------
      185,000    NYS DA (Mental Health Services Facilities)                 5.250      02/15/2018       02/15/2007 1        193,754
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Mental Health Services Facilities)                 5.375      02/15/2026       02/15/2006 1         25,670
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Mental Health Services Facilities)                 5.500      08/15/2017       02/15/2007 1         26,178
------------------------------------------------------------------------------------------------------------------------------------
       40,000    NYS DA (Mental Health Services Facilities)                 5.625      02/15/2021       02/15/2007 1         42,198
------------------------------------------------------------------------------------------------------------------------------------
       65,000    NYS DA (Mental Health Services Facilities)                 5.625      02/15/2021       02/15/2007 1         68,008
------------------------------------------------------------------------------------------------------------------------------------
      450,000    NYS DA (Mental Health Services Facilities)                 5.750      08/15/2011       02/15/2007 5        472,320
------------------------------------------------------------------------------------------------------------------------------------
      120,000    NYS DA (Mental Health Services Facilities)                 5.750      08/15/2012       02/15/2007 1        126,284
------------------------------------------------------------------------------------------------------------------------------------
       95,000    NYS DA (Mental Health Services Facilities)                 5.750      02/15/2027       02/15/2007 1        100,433
------------------------------------------------------------------------------------------------------------------------------------
      225,000    NYS DA (Mental Health)                                     5.250      02/15/2023       02/15/2014 1        240,296
------------------------------------------------------------------------------------------------------------------------------------
      285,000    NYS DA (Mental Health)                                     5.250      08/15/2024       08/15/2009 1        304,765
------------------------------------------------------------------------------------------------------------------------------------
      675,000    NYS DA (Millard Fillmore Hospital)                         5.375      02/01/2017       02/01/2006 1        703,121
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Millard Fillmore Hospital)                         5.375      02/01/2032       02/01/2006 1         26,041
------------------------------------------------------------------------------------------------------------------------------------
    5,360,000    NYS DA (Miriam Osborn Memorial Home Association)           6.875      07/01/2019 7     07/01/2010 1      6,045,812
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS DA (Montefiore Medical Center)                         5.000      08/01/2023       02/01/2015 1      5,288,200
------------------------------------------------------------------------------------------------------------------------------------


19                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$     270,000    NYS DA (Montefiore Medical Center)                         5.500%     08/01/2038       08/01/2009 1    $   290,971
------------------------------------------------------------------------------------------------------------------------------------
       55,000    NYS DA (Mount Sinai School of Medicine)                    5.000      07/01/2015       01/01/2006 1         55,431
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (Mount Sinai School of Medicine)                    5.000      07/01/2016       01/01/2006 1         50,276
------------------------------------------------------------------------------------------------------------------------------------
      760,000    NYS DA (Mount Sinai School of Medicine)                    5.000      07/01/2021       01/01/2006 1        768,664
------------------------------------------------------------------------------------------------------------------------------------
    6,500,000    NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)     6.500      07/01/2017       07/01/2010 1      6,855,745
------------------------------------------------------------------------------------------------------------------------------------
    1,750,000    NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)     6.750      07/01/2020       07/01/2010 1      1,876,070
------------------------------------------------------------------------------------------------------------------------------------
    5,770,000    NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)
                 RITES 8                                                    9.222 12   07/01/2015       07/01/2010 1      6,456,342
------------------------------------------------------------------------------------------------------------------------------------
    5,665,000    NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)
                 RITES 8                                                    9.222 12   07/01/2016       07/01/2010 1      6,324,179
------------------------------------------------------------------------------------------------------------------------------------
    1,750,000    NYS DA (Mt. Sinai/NYU Health)                              5.500      07/01/2026       07/01/2008 1      1,776,373
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (Municipal Health Facilities)                       5.500      05/15/2016       05/15/2006 1         20,709
------------------------------------------------------------------------------------------------------------------------------------
      320,000    NYS DA (Municipal Health Facilities)                       5.500      05/15/2024       05/15/2006 1        331,101
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (Niagara Lutheran Devel.)                           5.450      08/01/2017       08/01/2007 1         15,901
------------------------------------------------------------------------------------------------------------------------------------
       40,000    NYS DA (NIH/WUH/SNCH Obligated Group)                      6.000      07/01/2024       07/01/2009 1         44,015
------------------------------------------------------------------------------------------------------------------------------------
    4,200,000    NYS DA (North General Hospital)                            5.750      02/15/2019       02/15/2013 1      4,655,322
------------------------------------------------------------------------------------------------------------------------------------
    3,750,000    NYS DA (North General Hospital)                            5.750      02/15/2020       02/15/2013 1      4,156,538
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS DA (North Shore University Hospital)                   5.200      11/01/2017       11/01/2008 1      5,319,650
------------------------------------------------------------------------------------------------------------------------------------
       30,000    NYS DA (NY Downtown Hospital)                              5.300      02/15/2020       02/15/2008 1         31,184
------------------------------------------------------------------------------------------------------------------------------------
    1,385,000    NYS DA (NY Hospital Medical Center)                        5.550      08/15/2029 7     08/15/2011 1      1,496,742
------------------------------------------------------------------------------------------------------------------------------------
    1,045,000    NYS DA (Nyack Hospital)                                    6.000      07/01/2006       01/04/2006 2      1,051,469
------------------------------------------------------------------------------------------------------------------------------------
    2,325,000    NYS DA (Nyack Hospital)                                    6.250      07/01/2013       05/10/2009        2,297,519
------------------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (Our Lady of Consolation Geriatric Care Center)     5.900      08/01/2020       02/01/2006 1         45,968
------------------------------------------------------------------------------------------------------------------------------------
      270,000    NYS DA (Our Lady of Consolation Geriatric Care Center)     6.050      08/01/2035       02/01/2006 1        275,945
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS DA (Park Ridge Hsg.)                                   6.375      08/01/2020 7     08/01/2010 1      2,163,300
------------------------------------------------------------------------------------------------------------------------------------
    1,595,000    NYS DA (Park Ridge Hsg.)                                   6.500      08/01/2025 7     08/01/2010 1      1,727,640
------------------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (Pratt Institute)                                   6.000      07/01/2024       07/01/2010 1        110,153
------------------------------------------------------------------------------------------------------------------------------------
    3,680,000    NYS DA (Providence Rest)                                   5.000      07/01/2021       07/01/2015        3,781,274
------------------------------------------------------------------------------------------------------------------------------------
       95,000    NYS DA (Resurrection Rest Home Castleton on Hudson, NY)    6.050      08/01/2035 7     02/01/2006 1         97,092
------------------------------------------------------------------------------------------------------------------------------------
    5,960,000    NYS DA (Rochester General Hospital)                        5.000      12/01/2025       12/01/2015 1      6,230,405
------------------------------------------------------------------------------------------------------------------------------------
    4,900,000    NYS DA (Rochester Institute of Technology)                 5.250      07/01/2022       07/01/2007 1      5,113,003
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (Rochester Institute of Technology)                 5.250      07/01/2025       07/01/2012 1         53,725
------------------------------------------------------------------------------------------------------------------------------------


20                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$      20,000    NYS DA (Rockefeller University)                            5.000%     07/01/2028       07/01/2008      $    20,602
------------------------------------------------------------------------------------------------------------------------------------
    5,100,000    NYS DA (Ryan-Clinton Community Health Center)              6.100      07/01/2019 7     01/01/2010 1      5,645,292
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS DA (School District Financing)                         5.750      10/01/2022 7     10/01/2012 1      5,620,700
------------------------------------------------------------------------------------------------------------------------------------
   15,000,000    NYS DA (SCSMC/SV/CHSLI Obligated Group)                    6.500      07/01/2020 7     07/01/2010 1     16,509,300
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (Service Contract)                                  5.250      07/01/2019       07/01/2007 1         25,893
------------------------------------------------------------------------------------------------------------------------------------
   15,480,000    NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)               5.000      07/01/2021       07/01/2014 1     15,926,598
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (Siena College)                                     5.700      07/01/2017       07/01/2007 1      1,064,840
------------------------------------------------------------------------------------------------------------------------------------
    5,925,000    NYS DA (Siena College)                                     5.750      07/01/2026       07/01/2007 1      6,298,097
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (Special Act School Districts)                      5.700      07/01/2010       01/01/2006 1          5,111
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA (Special Act School Districts)                      5.750      07/01/2011       01/01/2006 1         10,223
------------------------------------------------------------------------------------------------------------------------------------
      320,000    NYS DA (Special Act School Districts)                      5.875      07/01/2013       01/01/2006 1        327,171
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (Special Act School Districts)                      6.000      07/01/2016       01/01/2006 1         15,338
------------------------------------------------------------------------------------------------------------------------------------
      460,000    NYS DA (Special Act School Districts)                      6.000      07/01/2019       01/01/2006 1        470,322
------------------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (St. Barnabas Hospital)                             5.450      08/01/2035       08/01/2007 1        104,779
------------------------------------------------------------------------------------------------------------------------------------
       40,000    NYS DA (St. Charles Hospital and Rehabilitation Center)    5.500      07/01/2022       07/01/2009 1         43,286
------------------------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (St. Francis Hospital)                              5.500      07/01/2029       07/01/2011 1        107,812
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS DA (St. John's Health Care Corp.)                      6.250      02/01/2036       02/01/2006 1         25,725
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (St. John's University)                             5.250      07/01/2018       07/01/2008 1         21,252
------------------------------------------------------------------------------------------------------------------------------------
      895,000    NYS DA (St. John's University)                             5.250      07/01/2025       07/01/2008 1        944,091
------------------------------------------------------------------------------------------------------------------------------------
    4,650,000    NYS DA (St. John's University)                             5.600      07/01/2016       07/01/2006 1      4,834,466
------------------------------------------------------------------------------------------------------------------------------------
    5,005,000    NYS DA (St. Joseph's Hospital Health Center)               5.250      07/01/2018 7     07/01/2009 1      5,277,372
------------------------------------------------------------------------------------------------------------------------------------
    2,005,000    NYS DA (St. Vincent DePaul Residence)                      5.300      07/01/2018 7     07/01/2010 1      2,101,100
------------------------------------------------------------------------------------------------------------------------------------
      205,000    NYS DA (St. Vincent's Hospital & Medical Center)           5.750      08/01/2015 7     08/01/2007 1        206,576
------------------------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA (St. Vincent's Hospital & Medical Center)           5.800      08/01/2025       02/01/2006 1         36,570
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (St. Vincent's Hospital & Medical Center)           5.800      08/01/2025       02/01/2006 1         51,107
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA (St. Vincent's Hospital & Medical Center)           7.375      08/01/2011       02/01/2006 1         10,187
------------------------------------------------------------------------------------------------------------------------------------
    2,440,000    NYS DA (St. Vincent's Hospital & Medical Center)           7.400      08/01/2030 7     02/01/2006 1      2,478,894
------------------------------------------------------------------------------------------------------------------------------------
       30,000    NYS DA (State University Athletic Facilities)              5.250      07/01/2018       07/01/2008 1         31,877
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYS DA (State University Educational Facilities)           3.150 13   05/15/2007       05/15/2007           47,452
------------------------------------------------------------------------------------------------------------------------------------


21                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$   3,350,000    NYS DA (State University Educational Facilities)           5.125%     05/15/2021       05/15/2009 1    $ 3,509,561
------------------------------------------------------------------------------------------------------------------------------------
    3,000,000    NYS DA (State University Educational Facilities)           5.125      05/15/2021       05/01/2008 1      3,153,150
------------------------------------------------------------------------------------------------------------------------------------
    9,700,000    NYS DA (State University Educational Facilities)           5.375      05/15/2011       05/15/2008 1     10,223,703
------------------------------------------------------------------------------------------------------------------------------------
    3,750,000    NYS DA (State University Educational Facilities)           6.000      05/15/2016       05/15/2010 1      4,208,775
------------------------------------------------------------------------------------------------------------------------------------
      155,000    NYS DA (Suffolk County Judicial Facilities)                9.250      04/15/2006 7     01/16/2006 4        160,160
------------------------------------------------------------------------------------------------------------------------------------
    3,585,000    NYS DA (Teresian House)                                    5.250      07/01/2017       07/01/2006 1      3,723,990
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYS DA (The Highlands Living)                              6.600      02/01/2034       02/01/2006 1          5,064
------------------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (The Rosalind & Joseph Gurwin Jewish Geriatric
                 Center of Long Island)                                     5.700      02/01/2037       02/01/2007 1         47,332
------------------------------------------------------------------------------------------------------------------------------------
    2,090,000    NYS DA (United Cerebral Palsy Association of
                 Nassau County)                                             5.500      07/01/2024       08/01/2006 1      2,169,525
------------------------------------------------------------------------------------------------------------------------------------
    1,250,000    NYS DA (United Cerebral Palsy of NYC)                      5.750      07/01/2018 7     07/01/2012 1      1,415,963
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (United Health Services)                            5.500      08/01/2017       02/01/2008 1         20,112
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS DA (University of Rochester)                           5.000      07/01/2027       07/01/2008 1         15,697
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (Upstate Community College)                         5.000      07/01/2028       07/01/2009 1         20,667
------------------------------------------------------------------------------------------------------------------------------------
    1,905,000    NYS DA (Upstate Community Colleges)                        5.125      07/01/2021       07/01/2014 1      2,020,653
------------------------------------------------------------------------------------------------------------------------------------
    1,165,000    NYS DA (Upstate Community Colleges)                        5.125      07/01/2022       07/01/2014 1      1,233,980
------------------------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA (Upstate Community Colleges)                        5.875      07/01/2016 7     07/01/2007 1         37,396
------------------------------------------------------------------------------------------------------------------------------------
      195,000    NYS DA (Vassar College)                                    5.000      07/01/2025       07/01/2008 1        200,922
------------------------------------------------------------------------------------------------------------------------------------
       45,000    NYS DA (W.K. Nursing Home)                                 6.125      02/01/2036       08/01/2006 1         46,909
------------------------------------------------------------------------------------------------------------------------------------
      665,000    NYS DA (Wesley Gardens)                                    6.125      08/01/2035       08/01/2006 1        692,332
------------------------------------------------------------------------------------------------------------------------------------
      500,000    NYS DA (Willow Towers)                                     5.250      02/01/2022       08/01/2012 1        535,420
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS DA (Wyckoff Heights Medical Center)                    5.300      08/15/2021       02/15/2008 1         21,146
------------------------------------------------------------------------------------------------------------------------------------
    5,680,000    NYS DA ROLs                                                5.355 12   07/01/2016       07/01/2015 1      5,802,347
------------------------------------------------------------------------------------------------------------------------------------
    2,230,000    NYS DA Service Contract (CCFDP)                            5.375      04/01/2020       04/01/2012 1      2,381,016
------------------------------------------------------------------------------------------------------------------------------------
    2,350,000    NYS DA Service Contract (CCFDP)                            5.375      04/01/2021       04/01/2012 1      2,505,006
------------------------------------------------------------------------------------------------------------------------------------
      140,000    NYS DA, Series B                                           5.500      08/15/2017       02/15/2007 1        147,189
------------------------------------------------------------------------------------------------------------------------------------
      275,000    NYS DA, Series B                                           5.625      02/15/2021       02/15/2007 1        289,523
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS EFC                                                    5.600      09/15/2013       03/15/2006 1         15,034
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS EFC (Clean Water & Drinking Revolving Funds)           5.000      06/15/2019       06/15/2008 1         15,818
------------------------------------------------------------------------------------------------------------------------------------
    3,185,000    NYS EFC (Clean Water & Drinking Revolving Funds)           5.000      06/15/2019       06/15/2008 1      3,346,989
------------------------------------------------------------------------------------------------------------------------------------
       55,000    NYS EFC (Consolidated Water Company)                       7.150      11/01/2014 7     11/01/2005 1         55,309
------------------------------------------------------------------------------------------------------------------------------------
      260,000    NYS EFC ( L.I. Water Corp.)                                5.250      08/01/2027       02/01/2006 1        262,915
------------------------------------------------------------------------------------------------------------------------------------


22                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                       Effective
    Principal                                                                                           Maturity
       Amount                                                           Coupon      Maturity         (Unaudited)*            Value
-----------------------------------------------------------------------------------------------------------------------------------
New York Continued
$      10,000    NYS EFC (NYC Municipal Water Finance Authority)         5.875%     06/15/2014       12/15/2005 1    $      10,199
-----------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS EFC (NYS Water Services)                            5.700      07/15/2012       01/15/2006 1           25,693
-----------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS EFC (NYS Water Services)                            5.750      11/15/2010       11/15/2005 1           15,185
-----------------------------------------------------------------------------------------------------------------------------------
       65,000    NYS EFC (NYS Water Services)                            5.900      11/15/2014       11/15/2005 1           65,811
-----------------------------------------------------------------------------------------------------------------------------------
      135,000    NYS EFC (NYS Water Services)                            6.500      03/15/2007       03/15/2006 1          139,613
-----------------------------------------------------------------------------------------------------------------------------------
    2,670,000    NYS EFC (NYS Water Services)                            6.875      06/15/2010 7     12/15/2005 1        2,697,154
-----------------------------------------------------------------------------------------------------------------------------------
    1,705,000    NYS EFC (NYS Water Services)                            6.875      06/15/2014 7     12/15/2005 1        1,723,363
-----------------------------------------------------------------------------------------------------------------------------------
      130,000    NYS EFC (NYS Water Services)                            6.900      05/15/2015       11/15/2005 1          133,021
-----------------------------------------------------------------------------------------------------------------------------------
       30,000    NYS EFC (NYS Water Services)                            6.900      11/15/2015 7     11/15/2005 1           30,697
-----------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS EFC (NYS Water Services)                            7.200      03/15/2011 7     03/15/2006 1           20,218
-----------------------------------------------------------------------------------------------------------------------------------
      640,000    NYS EFC (NYS Water Services)                            7.250      06/15/2010 7     12/15/2005 1          642,304
-----------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS EFC (NYS Water Services)                            7.500      03/15/2011 7     03/15/2006 1           15,057
-----------------------------------------------------------------------------------------------------------------------------------
    1,180,000    NYS EFC (NYS Water Services)                            7.500      06/15/2012 7     12/15/2005 1        1,271,013
-----------------------------------------------------------------------------------------------------------------------------------
       35,000    NYS EFC (NYS Water Services)                            7.500      06/15/2012 7     12/15/2005 1           37,578
-----------------------------------------------------------------------------------------------------------------------------------
      525,000    NYS EFC (Occidental Petroleum)                          6.100      11/01/2030       11/01/2007 1          536,650
-----------------------------------------------------------------------------------------------------------------------------------
    1,425,000    NYS EFC (Personal Income Tax)                           5.250      01/01/2022       01/01/2013 1        1,550,115
-----------------------------------------------------------------------------------------------------------------------------------
    7,800,000    NYS EFC (Pilgrim State Sewage Treatment)                6.300      03/15/2016       03/15/2006 1        8,128,224
-----------------------------------------------------------------------------------------------------------------------------------
       35,000    NYS EFC (Riverbank State Park)                          5.125      04/01/2022       04/01/2007 1           35,957
-----------------------------------------------------------------------------------------------------------------------------------
      230,000    NYS EFC (Spring Valley Water Company)                   5.650      11/01/2023       11/01/2005 1          230,451
-----------------------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS EFC (Spring Valley Water Company)                   6.300      08/01/2024       02/01/2006 1        2,084,160
-----------------------------------------------------------------------------------------------------------------------------------
    4,250,000    NYS EFC (Waste Management)                              4.450      07/01/2017       07/01/2009 3        4,326,203
-----------------------------------------------------------------------------------------------------------------------------------
    7,970,000    NYS ERDA (Brooklyn Union Gas)                           5.500      01/01/2021       01/01/2008 1        8,176,981
-----------------------------------------------------------------------------------------------------------------------------------
    9,965,000    NYS ERDA (Brooklyn Union Gas)                           5.600      06/01/2025       01/14/2006 1       10,082,687
-----------------------------------------------------------------------------------------------------------------------------------
   27,765,000    NYS ERDA (Brooklyn Union Gas)                           6.750      02/01/2024       11/06/2005 1       28,389,713
-----------------------------------------------------------------------------------------------------------------------------------
   19,185,000    NYS ERDA (Brooklyn Union Gas)                           6.750      02/01/2024       11/13/2005 1       19,565,055
-----------------------------------------------------------------------------------------------------------------------------------
  132,565,000    NYS ERDA (Con Ed)                                       4.700      06/01/2036       04/03/2006 1      132,631,283
-----------------------------------------------------------------------------------------------------------------------------------
       70,000    NYS ERDA (Corning Natural Gas)                          8.250      12/01/2018       12/01/2005 1           71,673
-----------------------------------------------------------------------------------------------------------------------------------
      555,000    NYS ERDA (LILCO)                                        5.150      03/01/2016       03/01/2006 1          559,779
-----------------------------------------------------------------------------------------------------------------------------------
      375,000    NYS ERDA (LILCO)                                        5.150      03/01/2016       03/01/2006 1          378,229
-----------------------------------------------------------------------------------------------------------------------------------
    4,035,000    NYS ERDA (LILCO)                                        5.150      03/01/2016       03/01/2006 1        4,050,414
-----------------------------------------------------------------------------------------------------------------------------------
    8,725,000    NYS ERDA (LILCO)                                        5.150      03/01/2016       03/01/2006 1        8,758,330
-----------------------------------------------------------------------------------------------------------------------------------
       35,000    NYS ERDA (NIMO), Series A                               5.150      11/01/2025       11/01/2008 1           37,195
-----------------------------------------------------------------------------------------------------------------------------------
        5,000    NYS GO                                                  5.000      09/15/2017       09/15/2008 1            5,300
-----------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS GO                                                  5.300      07/15/2015       07/15/2006 1           25,617
-----------------------------------------------------------------------------------------------------------------------------------
       40,000    NYS GO                                                  5.300      07/15/2017       07/15/2006 1           40,987
-----------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS GO                                                  5.500      07/15/2024       07/15/2006 1           25,662
-----------------------------------------------------------------------------------------------------------------------------------
       50,000    NYS GO                                                  5.625      08/15/2008       02/15/2006 1           50,612
-----------------------------------------------------------------------------------------------------------------------------------
      120,000    NYS GO                                                  5.625      10/01/2020       04/01/2006 1          121,420
-----------------------------------------------------------------------------------------------------------------------------------
    1,375,000    NYS GO                                                  5.875      08/01/2024       08/01/2006 1        1,423,675
-----------------------------------------------------------------------------------------------------------------------------------
       40,000    NYS GO                                                  6.600      12/01/2014       12/01/2005 1           40,244
-----------------------------------------------------------------------------------------------------------------------------------


23                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$   1,625,000    NYS HFA (Economic Devel. & Hsg.)                           5.250%     03/15/2016       03/15/2013 1    $ 1,777,864
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (General Hsg.)                                     6.600      11/01/2005       11/01/2005           10,019
------------------------------------------------------------------------------------------------------------------------------------
       30,000    NYS HFA (General Hsg.)                                     6.600      11/01/2006       11/01/2005 1         30,353
------------------------------------------------------------------------------------------------------------------------------------
      170,000    NYS HFA (HELP-Bronx Hsg.)                                  8.050      11/01/2005 7     11/01/2005 1        170,639
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Hospital & Nursing Home)                          5.500      11/01/2012       11/01/2005 5          5,557
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS HFA (Hospital & Nursing Home)                          5.875      11/01/2010       11/01/2005 5         16,598
------------------------------------------------------------------------------------------------------------------------------------
       30,000    NYS HFA (Hospital & Nursing Home)                          5.900      11/01/2005       11/01/2005           30,077
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Hospital & Nursing Home)                          5.900      11/01/2010       11/01/2005 5          5,563
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Hospital & Nursing Home)                          6.000      11/01/2013       02/01/2008 1         11,498
------------------------------------------------------------------------------------------------------------------------------------
       35,000    NYS HFA (Hospital & Nursing Home)                          6.000      11/01/2014       11/01/2005 1         40,495
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Hospital & Nursing Home)                          6.875      11/01/2005       11/01/2005 5          5,017
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Hospital & Nursing Home)                          6.875      11/01/2009       11/01/2005 5          5,682
------------------------------------------------------------------------------------------------------------------------------------
      575,000    NYS HFA (Hospital & Nursing Home)                          7.000      11/01/2017       11/01/2005 5        694,612
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS HFA (Loewn Devel. Of Wappingers Falls)                 5.250      08/15/2019       02/15/2009 1         25,783
------------------------------------------------------------------------------------------------------------------------------------
       70,000    NYS HFA (Meadow Manor)                                     7.750      11/01/2019 7     11/01/2005 1         70,044
------------------------------------------------------------------------------------------------------------------------------------
      345,000    NYS HFA (Multifamily Hsg.)                                 5.300      08/15/2022       08/15/2012 1        360,173
------------------------------------------------------------------------------------------------------------------------------------
      560,000    NYS HFA (Multifamily Hsg.)                                 5.850      08/15/2013 7     02/15/2006 1        560,566
------------------------------------------------------------------------------------------------------------------------------------
       95,000    NYS HFA (Multifamily Hsg.)                                 5.950      08/15/2024 7     02/15/2006 1         95,570
------------------------------------------------------------------------------------------------------------------------------------
      185,000    NYS HFA (Multifamily Hsg.)                                 6.000      08/15/2027 7     02/15/2009 1        191,969
------------------------------------------------------------------------------------------------------------------------------------
       55,000    NYS HFA (Multifamily Hsg.)                                 6.050      08/15/2032       02/15/2007 1         56,899
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS HFA (Multifamily Hsg.)                                 6.100      08/15/2016 7     08/15/2008 1      1,028,730
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYS HFA (Multifamily Hsg.)                                 6.100      08/15/2028       08/15/2006 1         51,529
------------------------------------------------------------------------------------------------------------------------------------
      450,000    NYS HFA (Multifamily Hsg.)                                 6.100      11/15/2036       11/15/2006 1        468,329
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS HFA (Multifamily Hsg.)                                 6.200      08/15/2012 7     02/15/2006 1         25,038
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS HFA (Multifamily Hsg.)                                 6.250      08/15/2014 7     02/15/2006 1         15,172
------------------------------------------------------------------------------------------------------------------------------------
       35,000    NYS HFA (Multifamily Hsg.)                                 6.250      08/15/2014       02/15/2006 1         35,401
------------------------------------------------------------------------------------------------------------------------------------
       35,000    NYS HFA (Multifamily Hsg.)                                 6.250      08/15/2014       02/15/2006 1         35,403
------------------------------------------------------------------------------------------------------------------------------------
      150,000    NYS HFA (Multifamily Hsg.)                                 6.250      08/15/2023 7     02/15/2006 1        150,171
------------------------------------------------------------------------------------------------------------------------------------
       30,000    NYS HFA (Multifamily Hsg.)                                 6.250      08/15/2023       02/15/2006 1         30,036
------------------------------------------------------------------------------------------------------------------------------------
      240,000    NYS HFA (Multifamily Hsg.)                                 6.250      08/15/2025       02/15/2006 1        240,706
------------------------------------------------------------------------------------------------------------------------------------
      135,000    NYS HFA (Multifamily Hsg.)                                 6.250      08/15/2027 7     08/15/2008 1        139,244
------------------------------------------------------------------------------------------------------------------------------------
      585,000    NYS HFA (Multifamily Hsg.) 8                               6.350      08/15/2023 7     02/15/2006 1        592,482
------------------------------------------------------------------------------------------------------------------------------------
      490,000    NYS HFA (Multifamily Hsg.)                                 6.450      08/15/2014 7     02/15/2006 1        499,374
------------------------------------------------------------------------------------------------------------------------------------
      520,000    NYS HFA (Multifamily Hsg.)                                 6.500      08/15/2024 7     02/15/2006 1        528,710
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS HFA (Multifamily Hsg.)                                 6.500      08/15/2024       02/15/2006 1         15,021
------------------------------------------------------------------------------------------------------------------------------------
      515,000    NYS HFA (Multifamily Hsg.)                                 6.625      08/15/2012       02/15/2006 1        515,798
------------------------------------------------------------------------------------------------------------------------------------


24                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$   1,365,000    NYS HFA (Multifamily Hsg.)                                 6.700%     08/15/2025 7     02/15/2006 1    $ 1,366,897
------------------------------------------------------------------------------------------------------------------------------------
      455,000    NYS HFA (Multifamily Hsg.)                                 6.750      11/15/2036       05/15/2006 1        479,793
------------------------------------------------------------------------------------------------------------------------------------
      230,000    NYS HFA (Multifamily Hsg.)                                 6.850      11/01/2019 7     11/01/2005 1        233,344
------------------------------------------------------------------------------------------------------------------------------------
      205,000    NYS HFA (Multifamily Hsg.)                                 6.900      08/15/2007 7     02/15/2006 1        205,506
------------------------------------------------------------------------------------------------------------------------------------
      140,000    NYS HFA (Multifamily Hsg.)                                 6.950      08/15/2012 7     02/15/2006 1        141,707
------------------------------------------------------------------------------------------------------------------------------------
      100,000    NYS HFA (Multifamily Hsg.)                                 7.000      08/15/2012       02/15/2006 1        100,929
------------------------------------------------------------------------------------------------------------------------------------
      505,000    NYS HFA (Multifamily Hsg.)                                 7.000      08/15/2022       02/15/2006 1        507,555
------------------------------------------------------------------------------------------------------------------------------------
    1,350,000    NYS HFA (Multifamily Hsg.)                                 7.050      08/15/2024 7     02/15/2006 1      1,392,944
------------------------------------------------------------------------------------------------------------------------------------
      525,000    NYS HFA (Multifamily Hsg.)                                 7.550      11/01/2029       11/01/2005 1        527,625
------------------------------------------------------------------------------------------------------------------------------------
    2,440,000    NYS HFA (Multifamily Hsg.)                                 7.750      11/01/2020 7     11/01/2005 1      2,456,714
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                                   6.200      11/01/2005       11/01/2005           10,014
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS HFA (Nonprofit Hsg.)                                   6.200      11/01/2006       11/01/2005 1         25,524
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS HFA (Nonprofit Hsg.)                                   6.200      11/01/2007       11/01/2005 1         20,225
------------------------------------------------------------------------------------------------------------------------------------
       40,000    NYS HFA (Nonprofit Hsg.)                                   6.200      11/01/2008       11/01/2005 1         40,449
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                                   6.200      11/01/2009       11/01/2005 1         10,112
------------------------------------------------------------------------------------------------------------------------------------
       65,000    NYS HFA (Nonprofit Hsg.)                                   6.200      11/01/2011       11/01/2005 1         65,735
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYS HFA (Nonprofit Hsg.)                                   6.200      11/01/2012       11/01/2005 1         50,184
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS HFA (Nonprofit Hsg.)                                   6.200      11/01/2013       11/01/2005 1         15,277
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Nonprofit Hsg.)                                   6.400      11/01/2005       11/01/2005 1          5,009
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                                   6.400      11/01/2006       11/01/2005 1         10,112
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS HFA (Nonprofit Hsg.)                                   6.400      11/01/2009       11/01/2005 1         20,115
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                                   6.400      11/01/2010       11/01/2005 1         10,032
------------------------------------------------------------------------------------------------------------------------------------
       30,000    NYS HFA (Nonprofit Hsg.)                                   6.400      11/01/2012       11/01/2005 1         30,116
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYS HFA (Nonprofit Hsg.)                                   6.400      11/01/2013       11/01/2005 1          5,165
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Nonprofit Hsg.)                                   6.600      11/01/2009       11/01/2005 1         10,329
------------------------------------------------------------------------------------------------------------------------------------
        9,000    NYS HFA (Nonprofit Hsg.)                                   6.875      11/01/2010       11/01/2005 1          9,296
------------------------------------------------------------------------------------------------------------------------------------
      340,000    NYS HFA (Nonprofit Hsg.)                                   8.400      11/01/2005       11/01/2005          345,817
------------------------------------------------------------------------------------------------------------------------------------
      380,000    NYS HFA (Nonprofit Hsg.)                                   8.400      11/01/2006       11/01/2005 1        386,502
------------------------------------------------------------------------------------------------------------------------------------
      405,000    NYS HFA (Nonprofit Hsg.)                                   8.400      11/01/2007       11/01/2005 1        411,930
------------------------------------------------------------------------------------------------------------------------------------
      445,000    NYS HFA (Nonprofit Hsg.)                                   8.400      11/01/2008       11/01/2005 1        459,115
------------------------------------------------------------------------------------------------------------------------------------
    1,435,000    NYS HFA (NYC Health Facilities)                            6.000      05/01/2007       05/01/2007        1,479,643
------------------------------------------------------------------------------------------------------------------------------------
    4,275,000    NYS HFA (NYC Health Facilities)                            6.000      05/01/2008       05/01/2006 1      4,404,404
------------------------------------------------------------------------------------------------------------------------------------
    2,400,000    NYS HFA (Phillips Village)                                 7.750      08/15/2017       02/15/2006 1      2,457,648
------------------------------------------------------------------------------------------------------------------------------------
      160,000    NYS HFA (Service Contract)                                 5.500      09/15/2022 7     03/15/2010 1        169,038
------------------------------------------------------------------------------------------------------------------------------------
      560,000    NYS HFA (Service Contract)                                 6.000      03/15/2026       09/15/2006 1        585,021
------------------------------------------------------------------------------------------------------------------------------------
    2,045,000    NYS HFA (Simeon Dewitt)                                    8.000      11/01/2018 7     11/01/2005 1      2,052,505
------------------------------------------------------------------------------------------------------------------------------------
       30,000    NYS HFA (Wyndham Lawn Home for Children)                   5.900      08/15/2017       02/15/2007 1         31,077
------------------------------------------------------------------------------------------------------------------------------------
       60,000    NYS HFA, Series A                                          5.800      11/01/2009       05/01/2006 1         61,663
------------------------------------------------------------------------------------------------------------------------------------
      135,000    NYS HFA, Series A                                          5.875      11/01/2010       05/01/2006 1        138,637
------------------------------------------------------------------------------------------------------------------------------------
    5,980,000    NYS HFA, Series A                                          6.100      11/01/2015 7     05/01/2008 1      6,223,625
------------------------------------------------------------------------------------------------------------------------------------
    4,885,000    NYS HFA, Series A                                          6.125      11/01/2020 7     05/01/2006 1      5,070,923
------------------------------------------------------------------------------------------------------------------------------------
       35,000    NYS LGAC                                                   5.000      04/01/2021       04/01/2008 1         36,603
------------------------------------------------------------------------------------------------------------------------------------


25                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                               Coupon     Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$      80,000    NYS LGAC                                                    5.375%    04/01/2016       04/01/2007 1    $    83,134
------------------------------------------------------------------------------------------------------------------------------------
      105,000    NYS LGAC                                                    5.375     04/01/2019       04/01/2007 1        109,559
------------------------------------------------------------------------------------------------------------------------------------
   11,415,000    NYS LGAC                                                    5.400     04/01/2015       04/01/2007 1     11,923,424
------------------------------------------------------------------------------------------------------------------------------------
      380,000    NYS LGSC (SCSB) 8                                           6.375     12/15/2009       01/22/2008 2        389,618
------------------------------------------------------------------------------------------------------------------------------------
      175,000    NYS Medcare (Brookdale Family Care Centers)                 6.375     11/15/2019       11/15/2005 1        179,191
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYS Medcare (Central Suffolk Hospital)                      5.875     11/01/2005       11/01/2005            5,004
------------------------------------------------------------------------------------------------------------------------------------
    2,440,000    NYS Medcare (FHA Insured Mtg.)                              6.050     02/15/2015       02/15/2006 1      2,494,119
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYS Medcare (FHA Insured Mtg.)                              6.150     02/15/2035       02/15/2006 1         51,106
------------------------------------------------------------------------------------------------------------------------------------
      250,000    NYS Medcare (FHA Insured Mtg.)                              6.200     02/15/2035       02/15/2006 1        255,540
------------------------------------------------------------------------------------------------------------------------------------
      750,000    NYS Medcare (Healthcare)                                    6.350     11/01/2014 7     11/01/2005 1        764,768
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS Medcare (Hospital & Nursing Home)                       5.400     08/15/2033 7     02/15/2006 1         25,043
------------------------------------------------------------------------------------------------------------------------------------
       30,000    NYS Medcare (Hospital & Nursing Home)                       5.500     02/15/2022       02/15/2006 1         30,445
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS Medcare (Hospital & Nursing Home)                       5.800     02/15/2007       02/15/2006 1         20,188
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS Medcare (Hospital & Nursing Home)                       6.100     08/15/2015       02/15/2006 1         15,452
------------------------------------------------------------------------------------------------------------------------------------
      125,000    NYS Medcare (Hospital & Nursing Home)                       6.100     02/15/2033 7     02/15/2006 1        125,288
------------------------------------------------------------------------------------------------------------------------------------
      170,000    NYS Medcare (Hospital & Nursing Home)                       6.125     02/15/2014 7     02/15/2006 1        172,032
------------------------------------------------------------------------------------------------------------------------------------
      920,000    NYS Medcare (Hospital & Nursing Home)                       6.125     02/15/2015       02/15/2006 1        940,498
------------------------------------------------------------------------------------------------------------------------------------
    1,535,000    NYS Medcare (Hospital & Nursing Home)                       6.200     08/15/2013       02/15/2006 1      1,538,776
------------------------------------------------------------------------------------------------------------------------------------
    1,855,000    NYS Medcare (Hospital & Nursing Home)                       6.200     02/15/2021       02/15/2006 1      1,931,853
------------------------------------------------------------------------------------------------------------------------------------
      120,000    NYS Medcare (Hospital & Nursing Home)                       6.200     08/15/2022       02/15/2006 1        121,020
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS Medcare (Hospital & Nursing Home)                       6.200     08/15/2022       02/15/2006 1         25,067
------------------------------------------------------------------------------------------------------------------------------------
      300,000    NYS Medcare (Hospital & Nursing Home)                       6.250     02/15/2027       02/15/2006 1        306,513
------------------------------------------------------------------------------------------------------------------------------------
    1,500,000    NYS Medcare (Hospital & Nursing Home)                       6.300     08/15/2023       02/15/2006 1      1,513,155
------------------------------------------------------------------------------------------------------------------------------------
      320,000    NYS Medcare (Hospital & Nursing Home)                       7.000     08/15/2032       02/15/2006 1        326,554
------------------------------------------------------------------------------------------------------------------------------------
      415,000    NYS Medcare (Hospital & Nursing Home)                       7.400     11/01/2016 7     11/01/2005 1        426,579
------------------------------------------------------------------------------------------------------------------------------------
      565,000    NYS Medcare (Hospital & Nursing Home)                       9.375     11/01/2016 7     11/01/2005 1        593,674
------------------------------------------------------------------------------------------------------------------------------------
      230,000    NYS Medcare (Hospital & Nursing Home)                      10.000     11/01/2006 7     11/01/2005 1        240,856
------------------------------------------------------------------------------------------------------------------------------------
      135,000    NYS Medcare (Insured Mtg. Nursing)                          6.150     02/15/2025       02/15/2006 1        137,985
------------------------------------------------------------------------------------------------------------------------------------
       70,000    NYS Medcare (Long Term Health Care)                         7.625     11/01/2010       11/01/2005 1         70,260
------------------------------------------------------------------------------------------------------------------------------------


26                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$      85,000    NYS Medcare (Montefiore Medical Center)                    5.700%     02/15/2012       02/15/2007 1    $    86,881
------------------------------------------------------------------------------------------------------------------------------------
    6,820,000    NYS Medcare (Montefiore Medical Center)                    5.750      02/15/2015       02/15/2006 1      6,904,773
------------------------------------------------------------------------------------------------------------------------------------
    8,080,000    NYS Medcare (Montefiore Medical Center)                    5.750      02/15/2025 7     12/15/2005 1      8,282,970
------------------------------------------------------------------------------------------------------------------------------------
      300,000    NYS Medcare (Montefiore Medical Center)                    6.000      02/15/2035       02/15/2006 1        306,672
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYS Medcare (Secured Mtg.)                                 6.375      11/15/2020       11/15/2005 1          5,122
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYS Medcare (Secured Mtg.)                                 6.375      11/15/2020       11/15/2005 1          5,119
------------------------------------------------------------------------------------------------------------------------------------
   16,645,000    NYS Medcare (St. Luke's Hospital)                          5.600      08/15/2013 7     02/15/2006 1     16,995,377
------------------------------------------------------------------------------------------------------------------------------------
      505,000    NYS Medcare (St. Luke's Hospital)                          5.625      08/15/2018 7     02/15/2006 1        515,772
------------------------------------------------------------------------------------------------------------------------------------
      840,000    NYS Medcare (St. Luke's Hospital)                          5.625      08/15/2018       02/15/2006 1        855,666
------------------------------------------------------------------------------------------------------------------------------------
      195,000    NYS Medcare (St. Luke's Hospital)                          5.700      02/15/2029 7     02/15/2006 1        199,274
------------------------------------------------------------------------------------------------------------------------------------
       65,000    NYS Medcare (St. Luke's Hospital)                          5.700      02/15/2029       02/15/2006 1         65,135
------------------------------------------------------------------------------------------------------------------------------------
      110,000    NYS Medcare (St. Luke's Hospital)                          5.700      02/15/2029       02/15/2006 1        110,228
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS Medcare (St. Peter's Hospital)                         5.250      11/01/2007       11/01/2005 1         25,047
------------------------------------------------------------------------------------------------------------------------------------
      275,000    NYS Medcare (St. Peter's Hospital)                         5.375      11/01/2020       11/01/2005 1        277,940
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS Medcare, Series A                                      6.500      02/15/2035       02/15/2006 1         20,448
------------------------------------------------------------------------------------------------------------------------------------
   10,710,000    NYS Municipal Bond Bank Agency (Special School Purpose)    5.250      12/01/2019       06/01/2013 1     11,498,256
------------------------------------------------------------------------------------------------------------------------------------
    5,500,000    NYS Municipal Bond Bank Agency (Special School Purpose)    5.250      06/01/2021       06/01/2013 1      5,941,595
------------------------------------------------------------------------------------------------------------------------------------
    2,930,000    NYS Municipal Bond Bank Agency (Special School Purpose)    5.500      06/01/2015       06/01/2013 1      3,226,370
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYS Power Authority                                        5.300      11/15/2020       12/15/2005 1         10,040
------------------------------------------------------------------------------------------------------------------------------------
      150,000    NYS Power Authority                                        5.500      11/15/2010       12/15/2005 1        150,809
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYS Power Authority                                        5.875      01/01/2010       01/01/2006 1         10,563
------------------------------------------------------------------------------------------------------------------------------------
      150,000    NYS Power Authority, Series A                              4.900      11/15/2013       12/15/2005 1        150,581
------------------------------------------------------------------------------------------------------------------------------------
       40,000    NYS Power Authority, Series A                              5.000      11/15/2018       12/15/2005 1         40,124
------------------------------------------------------------------------------------------------------------------------------------
      150,000    NYS Power Authority, Series A                              5.000      11/15/2019       12/15/2005 1        150,467
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS Power Authority, Series A                              5.300      11/15/2019       12/15/2005 1      1,004,490
------------------------------------------------------------------------------------------------------------------------------------
        5,000    NYS Power Authority, Series F                              5.500      01/01/2010       01/01/2006 5          5,238
------------------------------------------------------------------------------------------------------------------------------------
       15,000    NYS Thruway Authority                                      5.250      04/01/2012       04/01/2008 1         15,897
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS Thruway Authority                                      5.250      04/01/2015       04/01/2006 1         20,643
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS Thruway Authority                                      5.250      04/01/2015       04/01/2008 1         21,181
------------------------------------------------------------------------------------------------------------------------------------
   13,655,000    NYS Thruway Authority ROLs 8                               5.101 12   01/01/2015       01/01/2015       14,044,441
------------------------------------------------------------------------------------------------------------------------------------
    1,015,000    NYS Thruway Authority Service Contract (Highway & Bridge)  6.000      04/01/2011       04/01/2007 1      1,076,580
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS Thruway Authority, Series A                            5.000      04/01/2023       04/01/2014 1      1,057,070
------------------------------------------------------------------------------------------------------------------------------------
    3,500,000    NYS Thruway Authority, Series A                            5.000      03/15/2024       09/15/2014 1      3,703,175
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYS Thruway Authority, Series B                            5.125      04/01/2015 7     10/24/2005 5         10,216
------------------------------------------------------------------------------------------------------------------------------------
       25,000    NYS Thruway Authority, Series B                            5.250      04/01/2014       04/01/2008 1         26,576
------------------------------------------------------------------------------------------------------------------------------------
       10,000    NYS Thruway Authority, Series B                            5.250      04/01/2014       04/01/2008 1         10,571
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS Thruway Authority, Series C                            5.250      04/01/2015       04/01/2008 1         21,260
------------------------------------------------------------------------------------------------------------------------------------


27                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$     285,000    NYS Thruway Authority, Series E                            5.000%     01/01/2025       01/01/2008 1    $   292,273
------------------------------------------------------------------------------------------------------------------------------------
    3,525,000    NYS Thruway Authority, Series E                            5.000      01/01/2025       01/01/2008 1      3,666,317
------------------------------------------------------------------------------------------------------------------------------------
      585,000    NYS Thruway Authority, Series E                            5.250      01/01/2015       01/01/2008 1        615,303
------------------------------------------------------------------------------------------------------------------------------------
       20,000    NYS UDC (Correctional Facilities)                          5.000      01/01/2014       01/01/2008 1         21,137
------------------------------------------------------------------------------------------------------------------------------------
      370,000    NYS UDC (Correctional Facilities)                          5.000      01/01/2019       04/01/2006 1        382,051
------------------------------------------------------------------------------------------------------------------------------------
       75,000    NYS UDC (Correctional Facilities)                          5.000      01/01/2020 7     01/01/2008 1         78,653
------------------------------------------------------------------------------------------------------------------------------------
       50,000    NYS UDC (Correctional Facilities)                          5.000      01/01/2020       01/01/2008 1         51,530
------------------------------------------------------------------------------------------------------------------------------------
       30,000    NYS UDC (Correctional Facilities)                          5.890 13   01/01/2007       01/01/2007           28,802
------------------------------------------------------------------------------------------------------------------------------------
   10,000,000    NYS UDC (Personal Income Tax)                              5.250      03/15/2034       03/15/2014 1     10,729,800
------------------------------------------------------------------------------------------------------------------------------------
    1,400,000    NYS UDC (Senior Lien)                                      5.375      07/01/2022       07/01/2006 1      1,451,394
------------------------------------------------------------------------------------------------------------------------------------
   15,405,000    NYS UDC (Senior Lien)                                      5.500      07/01/2016 7     07/01/2006 1     16,001,328
------------------------------------------------------------------------------------------------------------------------------------
  125,485,000    NYS UDC (South Mall) CAB                                   5.600 13   01/01/2011       04/08/2008       91,964,192
------------------------------------------------------------------------------------------------------------------------------------
      895,000    NYS UDC (South Mall) CAB                                   5.720 13   01/01/2011       04/08/2008 2        662,443
------------------------------------------------------------------------------------------------------------------------------------
    1,020,000    NYS UDC (South Mall) CAB                                   5.790 13   01/01/2011       04/08/2008 2        754,963
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000    NYS UDC (Subordinated Lien)                                5.125      07/01/2020       07/01/2014 1      4,257,840
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS UDC (Subordinated Lien)                                5.125      07/01/2021       07/01/2014 1      1,062,960
------------------------------------------------------------------------------------------------------------------------------------
    4,535,000    NYS UDC (Subordinated Lien)                                5.500      07/01/2016       07/01/2008 1      4,693,544
------------------------------------------------------------------------------------------------------------------------------------
    6,110,000    NYS UDC (Subordinated Lien)                                5.500      07/01/2022 7     07/01/2008 1      6,322,628
------------------------------------------------------------------------------------------------------------------------------------
    5,395,000    NYS UDC (Subordinated Lien)                                5.500      07/01/2026       07/01/2006 1      5,591,810
------------------------------------------------------------------------------------------------------------------------------------
    6,720,000    NYS UDC (Subordinated Lien)                                5.600      07/01/2026 7     07/01/2008 1      6,957,082
------------------------------------------------------------------------------------------------------------------------------------
       70,000    Oneida County GO                                           5.400      03/15/2011       03/15/2006 1         70,778
------------------------------------------------------------------------------------------------------------------------------------
      825,000    Oneida County IDA (Bonide Products)                        5.750      11/01/2007       08/17/2006 2        825,173
------------------------------------------------------------------------------------------------------------------------------------
    2,285,000    Oneida County IDA (Faxton Hospital)                        6.625      01/01/2015 7     01/01/2010 1      2,541,788
------------------------------------------------------------------------------------------------------------------------------------
      600,000    Oneida County IDA (Presbyterian Home)                      6.100      06/01/2020       06/01/2010 1        649,992
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    Oneida County IDA (Presbyterian Home)                      6.250      06/01/2015       06/01/2010 1      1,092,850
------------------------------------------------------------------------------------------------------------------------------------
    3,895,000    Oneida Healthcare Corp.                                    5.500      02/01/2016 7     02/01/2011 1      4,170,610
------------------------------------------------------------------------------------------------------------------------------------
       50,000    Oneida Healthcare Corp. (Oneida Health Systems)            5.300      02/01/2021       02/01/2011 1         52,765
------------------------------------------------------------------------------------------------------------------------------------
      210,000    Onondaga County IDA (Coltec Industries)                    7.250      06/01/2008 7     12/01/2005 1        214,221
------------------------------------------------------------------------------------------------------------------------------------
      365,000    Onondaga County IDA (Coltec Industries)                    9.875      10/01/2010       04/01/2006 1        383,396
------------------------------------------------------------------------------------------------------------------------------------
    2,605,000    Onondaga County IDA (Le Moyne College)                     5.000      12/01/2012       07/22/2010 4      2,736,344
------------------------------------------------------------------------------------------------------------------------------------
      920,000    Onondaga County IDA (Le Moyne College)                     5.500      03/01/2014       03/01/2009 1        961,989
------------------------------------------------------------------------------------------------------------------------------------
    5,870,000    Onondaga County Res Rec                                    5.000      05/01/2006       11/02/2005 2      5,872,055
------------------------------------------------------------------------------------------------------------------------------------
   26,615,000    Onondaga County Res Rec                                    5.000      05/01/2010       08/24/2008 2     26,414,057
------------------------------------------------------------------------------------------------------------------------------------
      115,000    Orange County IDA (Adult Homes at Erie Station)            6.000      08/01/2011       10/25/2008          119,870
------------------------------------------------------------------------------------------------------------------------------------
      210,000    Orange County IDA (Glen Arden)                             5.350      01/01/2007       01/01/2007          208,803
------------------------------------------------------------------------------------------------------------------------------------
      230,000    Orange County IDA (Glen Arden)                             5.400      01/01/2008       01/01/2008          227,488
------------------------------------------------------------------------------------------------------------------------------------


28                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
$      40,000    Orange County IDA (Orange Mental Retardation Properties)   6.000%     05/01/2008       05/01/2006 1    $    41,369
------------------------------------------------------------------------------------------------------------------------------------
       60,000    Orange County IDA (Orange Mental Retardation Properties)   6.125      05/01/2016 7     05/01/2008 1         61,757
------------------------------------------------------------------------------------------------------------------------------------
    5,065,000    Orange County IDA (St. Luke's Cornwall Hospital
                 Obligated Group)                                           6.000      12/01/2016 7     12/01/2011 1      5,663,632
------------------------------------------------------------------------------------------------------------------------------------
    1,920,000    Orange County IDA (St. Luke's Cornwall Hospital
                 Obligated Group)                                           6.000      12/01/2016 7     12/01/2011 1      2,146,925
------------------------------------------------------------------------------------------------------------------------------------
      250,000    Oswego County IDA (Seneca Hill Manor)                      5.650      08/01/2037       08/01/2007 1        264,508
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Oswego GO                                                  5.600      01/15/2011       01/15/2006 1         25,440
------------------------------------------------------------------------------------------------------------------------------------
      575,000    Otsego County IDA (Mary Imogene Bassett Hospital)          5.350      11/01/2020       11/01/2008 1        613,347
------------------------------------------------------------------------------------------------------------------------------------
       50,000    Philadelphia, NY GO                                        7.500      12/15/2009       12/15/2009           57,700
------------------------------------------------------------------------------------------------------------------------------------
   21,985,000    Port Authority NY/NJ (Delta Air Lines) 9                   6.950      06/01/2008       06/01/2008       21,710,188
------------------------------------------------------------------------------------------------------------------------------------
   62,185,000    Port Authority NY/NJ (JFK International Air Terminal)      5.750      12/01/2022 7     12/01/2007 1     66,305,378
------------------------------------------------------------------------------------------------------------------------------------
   26,200,000    Port Authority NY/NJ (JFK International Air Terminal)      5.750      12/01/2025       12/01/2007 1     27,449,478
------------------------------------------------------------------------------------------------------------------------------------
   28,990,000    Port Authority NY/NJ (JFK International Air Terminal)      5.900      12/01/2017 7     12/01/2007 1     31,045,391
------------------------------------------------------------------------------------------------------------------------------------
    5,955,000    Port Authority NY/NJ (JFK International Air Terminal)      6.250      12/01/2010       12/01/2010        6,628,511
------------------------------------------------------------------------------------------------------------------------------------
   16,275,000    Port Authority NY/NJ (KIAC)                                6.750      10/01/2011       10/01/2006 1     17,098,027
------------------------------------------------------------------------------------------------------------------------------------
   21,900,000    Port Authority NY/NJ (KIAC)                                6.750      10/01/2019 7     10/01/2008 1     22,976,823
------------------------------------------------------------------------------------------------------------------------------------
    6,400,000    Port Authority NY/NJ (KIAC)                                7.000      10/01/2007       10/14/2006 2      6,700,672
------------------------------------------------------------------------------------------------------------------------------------
    5,930,000    Port Authority NY/NJ RITES 8                               6.271 12   10/01/2019       10/01/2015 1      6,204,381
------------------------------------------------------------------------------------------------------------------------------------
    9,175,000    Port Authority NY/NJ RITES 8                               9.494 12   06/01/2012       06/01/2012       11,894,562
------------------------------------------------------------------------------------------------------------------------------------
      900,000    Port Authority NY/NJ, 95th Series                          5.500      09/01/2012       03/01/2006 1        917,010
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 101st Series                         5.750      09/15/2012       03/15/2006 1         25,308
------------------------------------------------------------------------------------------------------------------------------------
    6,500,000    Port Authority NY/NJ, 101st Series                         5.750      09/15/2014       03/15/2006 1      6,580,080
------------------------------------------------------------------------------------------------------------------------------------
      300,000    Port Authority NY/NJ, 101st Series                         5.750      09/15/2015       03/15/2006 1        303,696
------------------------------------------------------------------------------------------------------------------------------------
      100,000    Port Authority NY/NJ, 104th Series                         5.200      07/15/2015       01/15/2006 1        101,601
------------------------------------------------------------------------------------------------------------------------------------
       70,000    Port Authority NY/NJ, 104th Series                         5.200      07/15/2016       01/15/2006 1         71,117
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    Port Authority NY/NJ, 104th Series                         5.200      07/15/2017       01/15/2006 1      1,015,890
------------------------------------------------------------------------------------------------------------------------------------
    4,030,000    Port Authority NY/NJ, 104th Series                         5.200      07/15/2021       01/15/2006 1      4,093,473
------------------------------------------------------------------------------------------------------------------------------------
      185,000    Port Authority NY/NJ, 105th Series                         5.500      09/01/2011       03/01/2006 1        188,497
------------------------------------------------------------------------------------------------------------------------------------
    6,790,000    Port Authority NY/NJ, 105th Series                         5.500      09/01/2013       03/01/2006 1      6,918,331
------------------------------------------------------------------------------------------------------------------------------------
      100,000    Port Authority NY/NJ, 105th Series                         5.750      03/01/2016       03/01/2006 1        102,004
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    Port Authority NY/NJ, 105th Series                         6.250      09/01/2006       03/01/2006 1      2,046,780
------------------------------------------------------------------------------------------------------------------------------------
    3,025,000    Port Authority NY/NJ, 106th Series                         6.000      07/01/2014       07/01/2006 1      3,110,547
------------------------------------------------------------------------------------------------------------------------------------
       30,000    Port Authority NY/NJ, 106th Series                         6.000      07/01/2015       07/01/2006 1         30,917
------------------------------------------------------------------------------------------------------------------------------------
    3,455,000    Port Authority NY/NJ, 107th Series                         5.250      10/15/2012       10/15/2006 1      3,549,322
------------------------------------------------------------------------------------------------------------------------------------
       50,000    Port Authority NY/NJ, 107th Series                         5.375      10/15/2013       10/15/2006 1         51,429
------------------------------------------------------------------------------------------------------------------------------------
       40,000    Port Authority NY/NJ, 107th Series                         5.375      10/15/2014       10/15/2006 1         41,143
------------------------------------------------------------------------------------------------------------------------------------


29                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$      10,000    Port Authority NY/NJ, 107th Series                         5.375%     10/15/2016       10/15/2006 1    $    10,287
------------------------------------------------------------------------------------------------------------------------------------
       40,000    Port Authority NY/NJ, 107th Series                         5.375      10/15/2016       10/15/2006 1         41,098
------------------------------------------------------------------------------------------------------------------------------------
       50,000    Port Authority NY/NJ, 108th Series                         5.400      07/15/2010       01/15/2007 1         51,699
------------------------------------------------------------------------------------------------------------------------------------
       60,000    Port Authority NY/NJ, 108th Series                         5.400      07/15/2012       01/15/2007 1         62,038
------------------------------------------------------------------------------------------------------------------------------------
      225,000    Port Authority NY/NJ, 108th Series                         5.500      07/15/2013       01/15/2007 1        232,925
------------------------------------------------------------------------------------------------------------------------------------
      100,000    Port Authority NY/NJ, 108th Series                         5.500      07/15/2014       01/15/2007 1        103,522
------------------------------------------------------------------------------------------------------------------------------------
      250,000    Port Authority NY/NJ, 109th Series                         5.375      07/15/2027       01/15/2007 1        258,888
------------------------------------------------------------------------------------------------------------------------------------
      175,000    Port Authority NY/NJ, 109th Series                         5.375      01/15/2032       01/15/2007 1        180,996
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 109th Series                         5.500      07/15/2017       01/15/2007 1         25,998
------------------------------------------------------------------------------------------------------------------------------------
       65,000    Port Authority NY/NJ, 110th Series                         5.300      07/01/2016       07/01/2007 1         67,400
------------------------------------------------------------------------------------------------------------------------------------
       70,000    Port Authority NY/NJ, 110th Series                         5.375      07/01/2017       07/01/2007 1         72,636
------------------------------------------------------------------------------------------------------------------------------------
      225,000    Port Authority NY/NJ, 111th Series                         5.000      10/01/2022 7     10/01/2007 1        234,142
------------------------------------------------------------------------------------------------------------------------------------
       10,000    Port Authority NY/NJ, 111th Series                         5.000      10/01/2027       10/01/2007           10,208
------------------------------------------------------------------------------------------------------------------------------------
      100,000    Port Authority NY/NJ, 116th Series                         5.000      10/01/2013       11/01/2005 1        101,181
------------------------------------------------------------------------------------------------------------------------------------
       35,000    Port Authority NY/NJ, 116th Series                         5.250      10/01/2014       11/01/2005 1         35,420
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 116th Series                         5.250      10/01/2015       11/01/2005 1         25,296
------------------------------------------------------------------------------------------------------------------------------------
   10,000,000    Port Authority NY/NJ, 119th Series                         5.250      09/15/2012       09/15/2006 1     10,274,200
------------------------------------------------------------------------------------------------------------------------------------
    7,250,000    Port Authority NY/NJ, 119th Series                         5.500      09/15/2016       09/15/2006 1      7,464,165
------------------------------------------------------------------------------------------------------------------------------------
      220,000    Port Authority NY/NJ, 119th Series                         5.500      09/15/2017       09/15/2006 1        226,499
------------------------------------------------------------------------------------------------------------------------------------
      300,000    Port Authority NY/NJ, 119th Series                         5.500      09/15/2019       09/15/2006 1        308,862
------------------------------------------------------------------------------------------------------------------------------------
    7,740,000    Port Authority NY/NJ, 119th Series                         5.875      09/15/2015       09/15/2006 1      8,006,953
------------------------------------------------------------------------------------------------------------------------------------
       10,000    Port Authority NY/NJ, 120th Series                         5.500      10/15/2017       10/15/2007 1         10,482
------------------------------------------------------------------------------------------------------------------------------------
    7,000,000    Port Authority NY/NJ, 120th Series                         5.750      10/15/2026       10/15/2007 1      7,385,490
------------------------------------------------------------------------------------------------------------------------------------
       40,000    Port Authority NY/NJ, 121st Series                         5.000      10/15/2021       10/15/2007 1         41,694
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Port Authority NY/NJ, 121st Series                         5.000      10/15/2022       10/15/2007 1         26,059
------------------------------------------------------------------------------------------------------------------------------------
      925,000    Port Authority NY/NJ, 121st Series                         5.125      10/15/2030       10/15/2007 1        964,951
------------------------------------------------------------------------------------------------------------------------------------
       30,000    Port Authority NY/NJ, 122nd Series                         5.000      07/15/2020       07/15/2010 1         30,776
------------------------------------------------------------------------------------------------------------------------------------
       30,000    Port Authority NY/NJ, 122nd Series                         5.000      07/15/2031       07/15/2008 1         30,671
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    Port Authority NY/NJ, 122th Series                         5.500      07/15/2011       07/15/2008 1      2,107,780
------------------------------------------------------------------------------------------------------------------------------------
   13,620,000    Port Authority NY/NJ, 122th Series                         5.500      07/15/2014       07/15/2008 1     14,372,641
------------------------------------------------------------------------------------------------------------------------------------
   14,315,000    Port Authority NY/NJ, 122th Series                         5.500      07/15/2015       07/15/2008 1     15,111,057
------------------------------------------------------------------------------------------------------------------------------------
       10,000    Port Authority NY/NJ, 124th Series                         4.800      08/01/2018       08/02/2008 1         10,193
------------------------------------------------------------------------------------------------------------------------------------
      230,000    Port Authority NY/NJ, 127th Series                         5.000      12/15/2022       06/15/2012 1        240,120
------------------------------------------------------------------------------------------------------------------------------------
    1,500,000    Port Authority NY/NJ, 131st Series                         5.000      12/15/2020       06/15/2013 1      1,574,445
------------------------------------------------------------------------------------------------------------------------------------
       15,000    Port Chester IDA (Nadel Industries)                        6.750      02/01/2006       02/01/2006           15,148
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Port Chester IDA (Nadel Industries)                        7.000      02/01/2016       02/01/2008 5         26,598
------------------------------------------------------------------------------------------------------------------------------------
    1,570,000    Poughkeepsie IDA (Eastman & Bixby Redevelopment Corp.)     5.900      08/01/2020       08/01/2010 1      1,690,027
------------------------------------------------------------------------------------------------------------------------------------
      620,000    Putnam County IDA (Brewster Plastics)                      7.375      12/01/2008       07/01/2007 2        624,724
------------------------------------------------------------------------------------------------------------------------------------
    1,200,000    Rensselaer County IDA (Franciscan Heights)                 5.375      12/01/2025       12/01/2014 1      1,262,892
------------------------------------------------------------------------------------------------------------------------------------
       40,000    Rensselaer County IDA (Rensselaer Polytechnical
                 Institute)                                                 5.125      08/01/2029       08/01/2009 1         41,342
------------------------------------------------------------------------------------------------------------------------------------


30                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$      50,000    Rensselaer County IDA (Rensselaer Polytechnical
                 Institute)                                                 5.500%     08/01/2022       08/01/2009 1    $    52,695
------------------------------------------------------------------------------------------------------------------------------------
    3,450,000    Rensselaer County Tobacco Asset Securitization Corp.       5.200      06/01/2025       03/10/2010 4      3,528,729
------------------------------------------------------------------------------------------------------------------------------------
    1,490,000    Rensselaer County Tobacco Asset Securitization Corp.       5.750      06/01/2043       06/01/2012 1      1,558,182
------------------------------------------------------------------------------------------------------------------------------------
      130,000    Rensselaer Hsg. Authority (Renwyck)                        7.650      01/01/2011       01/01/2006 1        134,915
------------------------------------------------------------------------------------------------------------------------------------
       60,000    Rensselaer Municipal Leasing Corp. (Rensselaer County
                 Nursing Home)                                              6.900      06/01/2024       06/01/2006 1         60,808
------------------------------------------------------------------------------------------------------------------------------------
    1,700,000    Riverhead HDC (Riverpointe Apartments)                     5.850      08/01/2010       11/06/2008 4      1,714,042
------------------------------------------------------------------------------------------------------------------------------------
    6,000,000    Rochester Hsg. Authority (Crossroads Apartments)           7.700      01/01/2017 7     01/01/2006 1      6,188,760
------------------------------------------------------------------------------------------------------------------------------------
      330,000    Rochester Hsg. Authority (Stonewood Village)               5.900      09/01/2009       10/09/2007 2        315,173
------------------------------------------------------------------------------------------------------------------------------------
   11,305,000    Rockland County Tobacco Asset Securitization Corp.         5.500      08/15/2025       06/12/2012 4     11,766,470
------------------------------------------------------------------------------------------------------------------------------------
      215,000    Rockland Gardens Hsg. Corp.                               10.500      05/01/2011       11/01/2005 1        215,813
------------------------------------------------------------------------------------------------------------------------------------
       80,000    Rome HDC, Series A                                         6.250      01/01/2024       07/01/2008 1         84,632
------------------------------------------------------------------------------------------------------------------------------------
      260,000    Rome Hsg. Corp.                                            7.000      01/01/2026 7     01/01/2006 1        260,398
------------------------------------------------------------------------------------------------------------------------------------
      225,000    Roxbury CSD GO                                             6.400      06/15/2010       12/15/2005 1        230,675
------------------------------------------------------------------------------------------------------------------------------------
      235,000    Roxbury CSD GO                                             6.400      06/15/2011       12/15/2005 1        240,863
------------------------------------------------------------------------------------------------------------------------------------
   32,000,000    Sales Tax Asset Receivables Corp., Series A                5.250      10/15/2027       10/15/2014 1     34,668,160
------------------------------------------------------------------------------------------------------------------------------------
      500,000    Saratoga County IDA (Saratoga Hospital)                    5.000      12/01/2014       12/01/2014          523,560
------------------------------------------------------------------------------------------------------------------------------------
    3,725,000    Saratoga County IDA (Saratoga Hospital/Saratoga
                 Care/Benedict Community Health Center)                     5.750      12/01/2023       12/01/2005 1      3,776,554
------------------------------------------------------------------------------------------------------------------------------------
    6,540,000    Saratoga County IDA (Saratoga Hospital/Saratoga
                 Care/Benedict Community Health Center)                     5.750      12/01/2033       12/01/2005 1      6,630,252
------------------------------------------------------------------------------------------------------------------------------------
      530,000    Saratoga County IDA (Saratoga Sheraton)                    6.750      12/31/2007       06/01/2006 1        531,701
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    Schenectady Bond Anticipation Notes                        5.250      05/26/2006       05/26/2006        1,996,140
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    Schenectady Tax Anticipation Notes                         5.900      12/30/2005       12/30/2005        1,997,800
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Scotia GO                                                  6.100      01/15/2012       01/15/2006 1         25,208
------------------------------------------------------------------------------------------------------------------------------------
    3,600,000    SONYMA, Series 27                                          5.800      10/01/2020 7     04/01/2010 1      3,753,720
------------------------------------------------------------------------------------------------------------------------------------
      130,000    SONYMA, Series 27                                          5.875      04/01/2030 7     04/01/2010 1        135,942
------------------------------------------------------------------------------------------------------------------------------------
    8,150,000    SONYMA, Series 29                                          5.400      10/01/2022 7     10/01/2010 1      8,456,440
------------------------------------------------------------------------------------------------------------------------------------
   10,925,000    SONYMA, Series 29                                          5.450      10/01/2031       10/01/2010 1     11,270,339
------------------------------------------------------------------------------------------------------------------------------------
      400,000    SONYMA, Series 31                                          5.200      10/01/2021       04/01/2011 1        410,904
------------------------------------------------------------------------------------------------------------------------------------
      285,000    SONYMA, Series 49                                          5.800      10/01/2013       12/29/2005 1        291,056
------------------------------------------------------------------------------------------------------------------------------------
       15,000    SONYMA, Series 49                                          5.850      10/01/2017       12/29/2005 1         15,269
------------------------------------------------------------------------------------------------------------------------------------
      250,000    SONYMA, Series 53                                          5.750      10/01/2011 7     01/04/2008 1        256,145
------------------------------------------------------------------------------------------------------------------------------------
       65,000    SONYMA, Series 53                                          5.900      10/01/2017       01/04/2006 1         66,389
------------------------------------------------------------------------------------------------------------------------------------
       75,000    SONYMA, Series 55                                          5.950      10/01/2017 7     04/01/2006 1         77,102
------------------------------------------------------------------------------------------------------------------------------------


31                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$      25,000    SONYMA, Series 64                                          5.800%     10/01/2017       04/01/2007 1    $    25,982
------------------------------------------------------------------------------------------------------------------------------------
      210,000    SONYMA, Series 64                                          5.900      10/01/2027 7     04/01/2009 1        217,701
------------------------------------------------------------------------------------------------------------------------------------
      150,000    SONYMA, Series 66                                          5.600      10/01/2017       07/01/2007 1        156,042
------------------------------------------------------------------------------------------------------------------------------------
      100,000    SONYMA, Series 67                                          5.600      10/01/2014 7     09/01/2009 1        103,496
------------------------------------------------------------------------------------------------------------------------------------
       45,000    SONYMA, Series 67                                          5.600      10/01/2014       09/01/2007 1         46,539
------------------------------------------------------------------------------------------------------------------------------------
    1,065,000    SONYMA, Series 67                                          5.700      10/01/2017 7     09/01/2007 1      1,097,419
------------------------------------------------------------------------------------------------------------------------------------
      200,000    SONYMA, Series 67                                          5.800      10/01/2028 7     09/01/2008 1        204,516
------------------------------------------------------------------------------------------------------------------------------------
       40,000    SONYMA, Series 67                                          5.800      10/01/2028       09/01/2009 1         40,762
------------------------------------------------------------------------------------------------------------------------------------
    2,365,000    SONYMA, Series 70                                          5.375      10/01/2017 7     03/01/2010 1      2,449,643
------------------------------------------------------------------------------------------------------------------------------------
      100,000    SONYMA, Series 73                                          5.300      10/01/2028       09/01/2008 1        102,414
------------------------------------------------------------------------------------------------------------------------------------
      165,000    SONYMA, Series 73-B                                        5.450      10/01/2024 7     09/30/2011 1        166,671
------------------------------------------------------------------------------------------------------------------------------------
    2,140,000    SONYMA, Series 80                                          5.100      10/01/2017 7     03/01/2009 1      2,208,887
------------------------------------------------------------------------------------------------------------------------------------
    5,350,000    SONYMA, Series 82                                          5.550      10/01/2019 7     10/01/2009 1      5,543,563
------------------------------------------------------------------------------------------------------------------------------------
   25,000,000    SONYMA, Series 83                                          5.450      04/01/2018 7     10/01/2009 1     25,981,750
------------------------------------------------------------------------------------------------------------------------------------
       45,000    SONYMA, Series 83                                          5.550      10/01/2027       10/01/2009 1         46,550
------------------------------------------------------------------------------------------------------------------------------------
      145,000    SONYMA, Series 84                                          5.900      04/01/2022 7     09/01/2009 1        148,267
------------------------------------------------------------------------------------------------------------------------------------
    5,830,000    SONYMA, Series 84                                          5.950      04/01/2030 7     09/01/2009 1      6,074,918
------------------------------------------------------------------------------------------------------------------------------------
    1,350,000    SONYMA, Series 88                                          5.500      04/01/2025       11/01/2009 1      1,376,150
------------------------------------------------------------------------------------------------------------------------------------
      100,000    SONYMA, Series 91                                          5.300      10/01/2009       07/01/2009 1        104,434
------------------------------------------------------------------------------------------------------------------------------------
    2,785,000    SONYMA, Series 93                                          5.600      10/01/2017       10/01/2009 1      2,867,909
------------------------------------------------------------------------------------------------------------------------------------
   19,810,000    SONYMA, Series 94                                          5.900      10/01/2030 7     04/01/2010 1     20,718,090
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    SONYMA, Series 95                                          5.500      10/01/2017 7     04/01/2010 1      2,093,140
------------------------------------------------------------------------------------------------------------------------------------
    6,100,000    SONYMA, Series 97                                          5.400      10/01/2021 7     04/01/2011 1      6,333,996
------------------------------------------------------------------------------------------------------------------------------------
      625,000    SONYMA, Series 98                                          5.050      10/01/2017       04/01/2011 1        644,663
------------------------------------------------------------------------------------------------------------------------------------
      850,000    SONYMA, Series 101                                         5.000      10/01/2018       10/01/2011 1        866,983
------------------------------------------------------------------------------------------------------------------------------------
   22,990,000    SONYMA, Series 106                                         5.250      04/01/2034       04/01/2012 1     23,646,135
------------------------------------------------------------------------------------------------------------------------------------
      300,000    Spring Valley GO                                           5.000      05/01/2020       05/15/2015 1        317,676
------------------------------------------------------------------------------------------------------------------------------------
      310,000    Spring Valley GO                                           5.000      05/01/2021       05/15/2015 1        323,792
------------------------------------------------------------------------------------------------------------------------------------
      325,000    Spring Valley GO                                           5.000      05/01/2022       05/15/2015 1        338,426
------------------------------------------------------------------------------------------------------------------------------------
      335,000    Spring Valley GO                                           5.000      05/01/2023       05/15/2015 1        347,780
------------------------------------------------------------------------------------------------------------------------------------
      350,000    Spring Valley GO                                           5.000      05/01/2024       05/15/2015 1        363,076
------------------------------------------------------------------------------------------------------------------------------------
      365,000    Spring Valley GO                                           5.000      05/01/2025       05/15/2015 1        377,775
------------------------------------------------------------------------------------------------------------------------------------
       70,000    Springville HDC (Springbrook)                              5.950      01/01/2010       10/31/2007 4         71,131
------------------------------------------------------------------------------------------------------------------------------------
      330,000    St. Lawrence County IDA (PACES)                            5.875      06/30/2007       07/15/2006 2        332,135
------------------------------------------------------------------------------------------------------------------------------------
      230,000    Suffolk County IDA (ACLD)                                  5.750      03/01/2006       02/28/2006 2        230,184
------------------------------------------------------------------------------------------------------------------------------------
      845,000    Suffolk County IDA (ALIA-CCDRCA)                           7.000      06/01/2016       06/01/2011 1        908,857
------------------------------------------------------------------------------------------------------------------------------------
    1,020,000    Suffolk County IDA (ALIA-FREE)                             7.000      06/01/2016       06/01/2011 1      1,097,081
------------------------------------------------------------------------------------------------------------------------------------
      940,000    Suffolk County IDA (ALIA-IGHL)                             6.500      12/01/2013       05/07/2010          991,785
------------------------------------------------------------------------------------------------------------------------------------
      480,000    Suffolk County IDA (ALIA-WORCA)                            7.000      06/01/2016       06/01/2011 1        516,274
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Suffolk County IDA (Dowling College)                       6.400      12/01/2005       12/01/2005           25,046
------------------------------------------------------------------------------------------------------------------------------------
      240,000    Suffolk County IDA (Dowling College)                       6.500      12/01/2006       12/01/2006          243,000
------------------------------------------------------------------------------------------------------------------------------------


32
                                            Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$      45,000    Suffolk County IDA (Dowling College)                       6.625%     06/01/2024       06/01/2006 1    $    45,270
------------------------------------------------------------------------------------------------------------------------------------
      550,000    Suffolk County IDA (Family Residences), Series A           6.375      12/01/2018       10/20/2012          587,450
------------------------------------------------------------------------------------------------------------------------------------
    3,605,000    Suffolk County IDA (Family Residences), Series A           6.375      12/01/2018       06/12/2013        3,850,464
------------------------------------------------------------------------------------------------------------------------------------
    1,125,000    Suffolk County IDA (Huntington First Aid Squad)            6.025      11/01/2008       12/15/2006 2      1,158,413
------------------------------------------------------------------------------------------------------------------------------------
      735,000    Suffolk County IDA (L.I. Network Community Services)       7.000      02/01/2014       02/01/2010          754,286
------------------------------------------------------------------------------------------------------------------------------------
      290,000    Suffolk County IDA (Mattituck-Laurel Library)              6.000      09/01/2019 7     09/01/2010 1        326,549
------------------------------------------------------------------------------------------------------------------------------------
       50,000    Suffolk County IDA (Nissequogue Cogeneration Partners)     4.875      01/01/2008       02/11/2007           51,044
------------------------------------------------------------------------------------------------------------------------------------
      920,000    Suffolk County IDA (Pederson-Krag Center)                  6.400      02/01/2015       01/23/2011          930,460
------------------------------------------------------------------------------------------------------------------------------------
      100,000    Suffolk County Water Authority                             5.750      06/01/2010       12/01/2005 1        109,151
------------------------------------------------------------------------------------------------------------------------------------
       30,000    Sullivan County GO                                         5.100      03/15/2011       03/15/2006 1         30,055
------------------------------------------------------------------------------------------------------------------------------------
    6,750,000    Sullivan County IDA (Center for Discovery)                 6.375      02/01/2020       07/28/2014 4      6,765,120
------------------------------------------------------------------------------------------------------------------------------------
      175,000    Syracuse IDA (Crouse Irving Companies)                     5.250      01/01/2017       01/01/2010 1        180,528
------------------------------------------------------------------------------------------------------------------------------------
    1,730,000    Syracuse IDA (Crouse Irving Health Hospital)               5.125      01/01/2009       07/25/2007 2      1,483,683
------------------------------------------------------------------------------------------------------------------------------------
      765,000    Syracuse IDA (One Center Armory Garage)                    6.750      12/01/2017       12/01/2005 1        785,410
------------------------------------------------------------------------------------------------------------------------------------
      795,000    Syracuse SCHC (East Hill Village Apartments)               6.125      11/01/2010       04/18/2008 2        784,395
------------------------------------------------------------------------------------------------------------------------------------
    3,000,000    Tobacco Settlement Financing Corp. (TASC)                  5.250      06/01/2012       06/01/2006 1      3,043,770
------------------------------------------------------------------------------------------------------------------------------------
   11,905,000    Tobacco Settlement Financing Corp. (TASC)                  5.250      06/01/2013       06/01/2008 1     12,497,631
------------------------------------------------------------------------------------------------------------------------------------
    4,420,000    Tobacco Settlement Financing Corp. (TASC)                  5.250      06/01/2013       06/01/2008 1      4,652,757
------------------------------------------------------------------------------------------------------------------------------------
    2,220,000    Tobacco Settlement Financing Corp. (TASC)                  5.250      06/01/2021       06/01/2013 1      2,409,988
------------------------------------------------------------------------------------------------------------------------------------
   20,355,000    Tobacco Settlement Financing Corp. (TASC)                  5.500      06/01/2010       12/01/2005 1     20,396,117
------------------------------------------------------------------------------------------------------------------------------------
   19,550,000    Tobacco Settlement Financing Corp. (TASC)                  5.500      06/01/2014       06/01/2009 1     20,901,883
------------------------------------------------------------------------------------------------------------------------------------
    8,250,000    Tobacco Settlement Financing Corp. (TASC)                  5.500      06/01/2015       06/01/2010 1      9,023,520
------------------------------------------------------------------------------------------------------------------------------------
   11,900,000    Tobacco Settlement Financing Corp. (TASC)                  5.500      06/01/2016       06/01/2008 1     12,844,622
------------------------------------------------------------------------------------------------------------------------------------
    5,020,000    Tobacco Settlement Financing Corp. (TASC)                  5.500      06/01/2017       06/01/2011 1      5,468,688
------------------------------------------------------------------------------------------------------------------------------------
   21,000,000    Tobacco Settlement Financing Corp. (TASC)                  5.500      06/01/2018       06/01/2012 1     22,974,630
------------------------------------------------------------------------------------------------------------------------------------
   20,500,000    Tobacco Settlement Financing Corp. (TASC)                  5.500      06/01/2019       06/01/2013 1     22,619,290
------------------------------------------------------------------------------------------------------------------------------------


33                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$   1,000,000    Tobacco Settlement Financing Corp. (TASC)                   5.500%    06/01/2020       06/01/2013 1    $ 1,095,060
------------------------------------------------------------------------------------------------------------------------------------
   18,395,000    Tobacco Settlement Financing Corp. (TASC)                   5.500     06/01/2021       06/01/2013 1     20,080,350
------------------------------------------------------------------------------------------------------------------------------------
   14,965,000    Tobacco Settlement Financing Corp. (TASC)                   5.500     06/01/2022       06/01/2013 1     16,243,759
------------------------------------------------------------------------------------------------------------------------------------
      900,000    Tompkins County IDA (Kendall at Ithaca)                     5.750     07/01/2018       07/01/2008 1        928,638
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    Tompkins County IDA (Kendall at Ithaca)                     6.000     07/01/2024       07/01/2008 1      2,072,240
------------------------------------------------------------------------------------------------------------------------------------
       30,000    Tompkins Health Care Corp. (Reconstruction Home)            5.875     02/01/2033       02/01/2006 1         30,063
------------------------------------------------------------------------------------------------------------------------------------
      280,000    Tompkins Health Care Corp. (Reconstruction Home)           10.800     02/01/2028 7     02/01/2006 1        313,860
------------------------------------------------------------------------------------------------------------------------------------
    2,125,000    Tonawanda HDC (Tonawanda Towers)                            6.150     10/01/2011       10/01/2007 1      2,230,188
------------------------------------------------------------------------------------------------------------------------------------
       40,000    Triborough Bridge & Tunnel Authority                        5.000     01/01/2024       01/01/2006 1         40,346
------------------------------------------------------------------------------------------------------------------------------------
      450,000    Triborough Bridge & Tunnel Authority, Series A              5.000     01/01/2024       01/01/2006 5        453,897
------------------------------------------------------------------------------------------------------------------------------------
      580,000    TSASC, Inc. (TFABs)                                         3.750     07/15/2008       07/15/2008          585,034
------------------------------------------------------------------------------------------------------------------------------------
       80,000    TSASC, Inc. (TFABs)                                         4.000     07/15/2009       07/15/2009           81,065
------------------------------------------------------------------------------------------------------------------------------------
       45,000    TSASC, Inc. (TFABs)                                         4.250     07/15/2010       07/15/2010           45,641
------------------------------------------------------------------------------------------------------------------------------------
       60,000    TSASC, Inc. (TFABs)                                         4.500     07/15/2012       07/15/2012           60,962
------------------------------------------------------------------------------------------------------------------------------------
       75,000    TSASC, Inc. (TFABs)                                         5.000     07/15/2014       07/15/2012 1         79,052
------------------------------------------------------------------------------------------------------------------------------------
      430,000    TSASC, Inc. (TFABs)                                         5.250     07/15/2011       07/15/2011          455,920
------------------------------------------------------------------------------------------------------------------------------------
    2,150,000    TSASC, Inc. (TFABs)                                         5.375     07/15/2011       07/15/2006 6      2,241,719
------------------------------------------------------------------------------------------------------------------------------------
    2,440,000    TSASC, Inc. (TFABs)                                         5.375     07/15/2012       07/15/2006 6      2,559,072
------------------------------------------------------------------------------------------------------------------------------------
      225,000    TSASC, Inc. (TFABs)                                         5.400     07/15/2012       07/15/2007 6        237,517
------------------------------------------------------------------------------------------------------------------------------------
    2,825,000    TSASC, Inc. (TFABs)                                         5.500     07/15/2013       07/15/2007 6      2,996,930
------------------------------------------------------------------------------------------------------------------------------------
      345,000    TSASC, Inc. (TFABs)                                         5.500     07/15/2013       07/15/2008 6        367,694
------------------------------------------------------------------------------------------------------------------------------------
      815,000    TSASC, Inc. (TFABs)                                         5.500     07/15/2013       07/15/2012 1        870,534
------------------------------------------------------------------------------------------------------------------------------------
   43,855,000    TSASC, Inc. (TFABs)                                         5.500     07/15/2024       07/15/2012 1     46,053,451
------------------------------------------------------------------------------------------------------------------------------------
      315,000    TSASC, Inc. (TFABs)                                         5.600     07/15/2014       07/15/2008 6        337,028
------------------------------------------------------------------------------------------------------------------------------------
    5,315,000    TSASC, Inc. (TFABs)                                         5.700     07/15/2014       07/15/2009 4      5,679,556
------------------------------------------------------------------------------------------------------------------------------------
      150,000    TSASC, Inc. (TFABs)                                         5.750     07/15/2015       07/15/2009 4        160,593
------------------------------------------------------------------------------------------------------------------------------------
    2,125,000    TSASC, Inc. (TFABs)                                         5.750     07/15/2032       07/15/2012 1      2,236,244
------------------------------------------------------------------------------------------------------------------------------------
      250,000    TSASC, Inc. (TFABs)                                         5.875     07/15/2015       07/15/2010 1        268,200
------------------------------------------------------------------------------------------------------------------------------------
    6,575,000    TSASC, Inc. (TFABs)                                         5.875     07/15/2016       07/15/2010 1      7,053,660
------------------------------------------------------------------------------------------------------------------------------------
    3,520,000    TSASC, Inc. (TFABs)                                         5.900     07/15/2017       07/15/2010 1      3,772,912
------------------------------------------------------------------------------------------------------------------------------------
      275,000    TSASC, Inc. (TFABs)                                         5.900     07/15/2017       07/15/2010 1        294,759
------------------------------------------------------------------------------------------------------------------------------------
    1,200,000    TSASC, Inc. (TFABs)                                         6.000     07/15/2018       07/15/2010 1      1,286,760
------------------------------------------------------------------------------------------------------------------------------------
    2,490,000    TSASC, Inc. (TFABs)                                         6.000     07/15/2018       07/15/2010 1      2,670,027
------------------------------------------------------------------------------------------------------------------------------------
    4,900,000    TSASC, Inc. (TFABs)                                         6.000     07/15/2019       07/15/2010 1      5,233,445
------------------------------------------------------------------------------------------------------------------------------------
    4,630,000    TSASC, Inc. (TFABs)                                         6.000     07/15/2019       07/15/2010 1      4,945,072
------------------------------------------------------------------------------------------------------------------------------------
    5,550,000    TSASC, Inc. (TFABs)                                         6.000     07/15/2020       07/15/2010 1      5,907,642
------------------------------------------------------------------------------------------------------------------------------------
    2,280,000    TSASC, Inc. (TFABs)                                         6.000     07/15/2020       07/15/2010 1      2,426,923
------------------------------------------------------------------------------------------------------------------------------------


34                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$   2,310,000    TSASC, Inc. (TFABs)                                        6.000%     07/15/2021       07/15/2012 1    $ 2,458,856
------------------------------------------------------------------------------------------------------------------------------------
   47,080,000    TSASC, Inc. (TFABs)                                        6.250      07/15/2027       07/15/2010 1     50,020,146
------------------------------------------------------------------------------------------------------------------------------------
   19,385,000    TSASC, Inc. (TFABs)                                        6.250      07/15/2034 7     07/15/2010 1     20,561,088
------------------------------------------------------------------------------------------------------------------------------------
   65,080,000    TSASC, Inc. (TFABs)                                        6.375      07/15/2039 7     07/15/2010 1     69,307,597
------------------------------------------------------------------------------------------------------------------------------------
       10,000    Ulster County GO                                           5.400      11/15/2015       11/15/2005 1         10,130
------------------------------------------------------------------------------------------------------------------------------------
      100,000    Ulster County IDA (Benedictine Hospital)                   6.250      06/01/2008       06/16/2007          100,013
------------------------------------------------------------------------------------------------------------------------------------
      830,000    Ulster County Tobacco Asset Securitization Corp.           0.000 11   06/01/2040       06/01/2018 1        652,480
------------------------------------------------------------------------------------------------------------------------------------
      200,000    Ulster County Tobacco Asset Securitization Corp.           6.000      06/01/2040       06/01/2012 1        212,432
------------------------------------------------------------------------------------------------------------------------------------
   10,650,000    Ulster County Tobacco Asset Securitization Corp.           6.750      06/01/2030 7     06/01/2012 1     11,731,082
------------------------------------------------------------------------------------------------------------------------------------
    1,575,000    United Nations Devel. Corp.                                5.250      07/01/2013       01/01/2008 1      1,639,496
------------------------------------------------------------------------------------------------------------------------------------
    1,565,000    United Nations Devel. Corp.                                5.250      07/01/2015       01/01/2008 1      1,629,087
------------------------------------------------------------------------------------------------------------------------------------
      500,000    United Nations Devel. Corp., Series A                      5.250      07/01/2014       01/01/2008 1        520,475
------------------------------------------------------------------------------------------------------------------------------------
    5,700,000    United Nations Devel. Corp., Series A                      5.250      07/01/2018       01/01/2008 1      5,928,399
------------------------------------------------------------------------------------------------------------------------------------
    6,530,000    United Nations Devel. Corp., Series A                      5.250      07/01/2019       01/01/2008 1      6,791,657
------------------------------------------------------------------------------------------------------------------------------------
    6,900,000    United Nations Devel. Corp., Series A                      5.250      07/01/2020       01/01/2008 1      7,176,483
------------------------------------------------------------------------------------------------------------------------------------
    2,450,000    United Nations Devel. Corp., Series A                      5.250      07/01/2021       01/01/2008 1      2,548,172
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    United Nations Devel. Corp., Series A                      5.250      07/01/2022       01/01/2008 1      2,080,140
------------------------------------------------------------------------------------------------------------------------------------
    2,040,000    United Nations Devel. Corp., Series A                      5.250      07/01/2023       01/01/2008 1      2,121,743
------------------------------------------------------------------------------------------------------------------------------------
    3,020,000    United Nations Devel. Corp., Series A                      5.250      07/01/2024       01/01/2008 1      3,141,011
------------------------------------------------------------------------------------------------------------------------------------
      200,000    United Nations Devel. Corp., Series A                      5.250      07/01/2026       01/01/2008 1        207,794
------------------------------------------------------------------------------------------------------------------------------------
       15,000    Upper Mohawk Valley Regional Water Finance Authority       5.125      10/01/2016       10/01/2007 1         15,727
------------------------------------------------------------------------------------------------------------------------------------
      295,000    Utica GO                                                   6.200      01/15/2014       01/15/2010 1        322,119
------------------------------------------------------------------------------------------------------------------------------------
      320,000    Utica GO                                                   6.250      01/15/2015       01/15/2010 1        350,349
------------------------------------------------------------------------------------------------------------------------------------
      110,000    Utica IDA (Utica College Civic Facility)                   5.300      08/01/2008       02/23/2007 2        111,043
------------------------------------------------------------------------------------------------------------------------------------
    1,940,000    Utica IDA (Utica College Civic Facility)                   6.375      12/01/2011       02/25/2009 2      2,005,087
------------------------------------------------------------------------------------------------------------------------------------
    1,770,000    Utica IDA (Utica College Civic Facility)                   6.875      12/01/2034       06/01/2009 1      1,885,121
------------------------------------------------------------------------------------------------------------------------------------
       40,000    Utica SCHC (Steinhorst Apartments)                         6.500      04/15/2008       05/02/2006 4         40,976
------------------------------------------------------------------------------------------------------------------------------------
      250,000    Utica Senior Citizens Hsg. (Multifamily)                   5.550      12/01/2017       12/01/2005 1        258,793
------------------------------------------------------------------------------------------------------------------------------------
      180,000    Valley Health Development Corp.                            6.750      05/20/2022       05/20/2010 1        207,324
------------------------------------------------------------------------------------------------------------------------------------
       15,000    Victor GO                                                  4.800      12/15/2017       12/15/2005 1         15,352
------------------------------------------------------------------------------------------------------------------------------------
       45,000    Westchester County Healthcare Corp.                        5.375      11/01/2020       11/10/2010 1         48,427
------------------------------------------------------------------------------------------------------------------------------------
      230,000    Westchester County IDA (Beth Abraham Hospital)             7.250      12/01/2009       02/02/2008 2        237,549
------------------------------------------------------------------------------------------------------------------------------------
       50,000    Westchester County IDA (Children's Village)                5.100      03/15/2009       03/15/2009           51,802
------------------------------------------------------------------------------------------------------------------------------------


35                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                        Effective
    Principal                                                                                            Maturity
       Amount                                                              Coupon      Maturity       (Unaudited)*            Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
$     320,000    Westchester County IDA (Clearview School)                  6.600%     01/01/2014     01/27/2010     $      322,688
------------------------------------------------------------------------------------------------------------------------------------
    1,835,000    Westchester County IDA (Guiding Eyes for the Blind)        4.500      08/01/2012     04/21/2009          1,841,661
------------------------------------------------------------------------------------------------------------------------------------
       70,000    Westchester County IDA (JDAM)                              6.500      04/01/2009 7   04/01/2006 1           71,579
------------------------------------------------------------------------------------------------------------------------------------
    1,130,000    Westchester County IDA (JDAM)                              6.750      04/01/2016 7   04/01/2006 1        1,162,657
------------------------------------------------------------------------------------------------------------------------------------
    2,250,000    Westchester County IDA (Rippowam-Cisqua School)            5.750      06/01/2029     06/01/2011 1        2,310,458
------------------------------------------------------------------------------------------------------------------------------------
    3,580,000    Westchester County IDA (Schnurmacher Center)               6.000      11/01/2011     01/25/2009          3,734,799
------------------------------------------------------------------------------------------------------------------------------------
      110,000    Westchester County IDA (Westchester Airport Association)   5.850      08/01/2014     02/01/2006 1          112,343
------------------------------------------------------------------------------------------------------------------------------------
      430,000    Westchester County IDA (Westchester Airport Association)   5.950      08/01/2024 7   02/01/2006 1          433,513
------------------------------------------------------------------------------------------------------------------------------------
      250,000    Westchester County IDA (Westchester Resco Company)         5.500      07/01/2009     07/01/2008 1          258,518
------------------------------------------------------------------------------------------------------------------------------------
       30,000    Westchester County IDA (Winward School)                    5.200      10/01/2021     10/01/2011 1           31,475
------------------------------------------------------------------------------------------------------------------------------------
   18,000,000    Westchester County Tobacco Asset Securitization Corp.      0.000 11   07/15/2039 7   07/15/2017 5       18,223,740
------------------------------------------------------------------------------------------------------------------------------------
   14,000,000    Westchester County Tobacco Asset Securitization Corp.      4.500      06/01/2021     08/03/2009 4       14,006,860
------------------------------------------------------------------------------------------------------------------------------------
    8,500,000    Westchester County Tobacco Asset Securitization Corp.      5.000      06/01/2026     04/07/2014 4        8,633,025
------------------------------------------------------------------------------------------------------------------------------------
   26,925,000    Westchester County Tobacco Asset Securitization Corp.      6.750      07/15/2029 7   07/15/2011 1       31,347,431
------------------------------------------------------------------------------------------------------------------------------------
       95,000    Western Nassau County Water Authority                      5.500      05/01/2016     05/01/2006 1           98,370
------------------------------------------------------------------------------------------------------------------------------------
      720,000    Yonkers IDA (Hudson Scenic Studio)                         5.875      11/01/2007     11/16/2006 2          725,486
------------------------------------------------------------------------------------------------------------------------------------
      205,000    Yonkers IDA (Michael Malotz Skilled Nursing Pavilion)      5.450      02/01/2029     02/01/2009 1          214,391
------------------------------------------------------------------------------------------------------------------------------------
       40,000    Yonkers IDA (Michael Malotz Skilled Nursing Pavilion)      5.650      02/01/2039     02/01/2009 1           42,074
------------------------------------------------------------------------------------------------------------------------------------
    1,455,000    Yonkers IDA (Monastery Manor Associates)                   5.000      04/01/2025     04/01/2015          1,496,569
------------------------------------------------------------------------------------------------------------------------------------
      105,000    Yonkers IDA (Philipsburgh Hall Associates)                 6.750      11/01/2008     05/28/2007 2          104,575
------------------------------------------------------------------------------------------------------------------------------------
    2,465,000    Yonkers IDA (St. John's Riverside Hospital)                6.800      07/01/2016     10/12/2011 4        2,581,225
------------------------------------------------------------------------------------------------------------------------------------
      600,000    Yonkers IDA (St. Joseph's Hospital), Series 98-B           5.900      03/01/2008     08/30/2006 2          584,364
                                                                                                                     ---------------
                                                                                                                      3,519,389,527

------------------------------------------------------------------------------------------------------------------------------------
Other States--0.5%
   20,570,000    NJ Tobacco Settlement Financing Corp. (TASC)               5.750      06/01/2032     10/02/2011 4       21,511,283

------------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions--12.7%
    5,000,000    Guam Airport Authority, Series C                           5.375      10/01/2019     10/01/2013 1        5,382,800
------------------------------------------------------------------------------------------------------------------------------------
    6,000,000    Guam Airport Authority, Series C                           5.375      10/01/2020     10/01/2013 1        6,442,500
------------------------------------------------------------------------------------------------------------------------------------
      192,000    Guam EDA (TASC)                                            0.000 11   05/15/2014     05/15/2014            173,518
------------------------------------------------------------------------------------------------------------------------------------


36                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
$     430,000    Guam EDA (TASC)                                            5.000%     05/15/2022       09/12/2006 4  $     438,011
------------------------------------------------------------------------------------------------------------------------------------
    1,950,000    Guam EDA (TASC)                                            5.400      05/15/2031       08/06/2010 4      2,003,586
------------------------------------------------------------------------------------------------------------------------------------
      215,000    Guam EDA (TASC)                                            5.500      05/15/2041       05/15/2011 1        221,315
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    Guam GO, Series A                                          6.000      09/01/2006       03/01/2006 1      1,009,280
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Guam Power Authority                                       5.000      10/01/2024       10/01/2010 1         26,488
------------------------------------------------------------------------------------------------------------------------------------
      580,000    Guam Power Authority, Series A                             5.250      10/01/2013       04/01/2006 1        580,122
------------------------------------------------------------------------------------------------------------------------------------
      555,000    Guam Power Authority, Series A                             5.250      10/01/2023       04/01/2006 1        555,899
------------------------------------------------------------------------------------------------------------------------------------
       40,000    Guam Power Authority, Series A                             5.250      10/01/2034       10/01/2009 1         42,508
------------------------------------------------------------------------------------------------------------------------------------
      125,000    Northern Mariana Islands, Series A                         6.000      06/01/2014 7     06/01/2010 1        133,063
------------------------------------------------------------------------------------------------------------------------------------
    3,000,000    Northern Mariana Islands, Series A                         6.000      06/01/2020 7     06/01/2010 1      3,175,110
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    Northern Mariana Islands, Series A                         6.750      10/01/2033       10/01/2013 1      2,186,480
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Puerto Rico Aqueduct & Sewer Authority                     5.000      07/01/2015       07/01/2006 1         25,520
------------------------------------------------------------------------------------------------------------------------------------
      210,000    Puerto Rico Aqueduct & Sewer Authority                     5.000      07/01/2019       07/01/2008 1        215,624
------------------------------------------------------------------------------------------------------------------------------------
       40,000    Puerto Rico Aqueduct & Sewer Authority                     5.000      07/01/2019       07/01/2006 1         41,132
------------------------------------------------------------------------------------------------------------------------------------
      375,000    Puerto Rico Children's Trust Fund (TASC)                   4.100      05/15/2013       05/15/2012 1        376,609
------------------------------------------------------------------------------------------------------------------------------------
      200,000    Puerto Rico Children's Trust Fund (TASC)                   4.250      05/15/2014       05/15/2012 1        201,428
------------------------------------------------------------------------------------------------------------------------------------
    2,500,000    Puerto Rico Children's Trust Fund (TASC)                   5.000      05/15/2008       05/15/2008        2,588,400
------------------------------------------------------------------------------------------------------------------------------------
  205,225,000    Puerto Rico Children's Trust Fund (TASC)                   5.375      05/15/2033       05/15/2012 1    212,606,943
------------------------------------------------------------------------------------------------------------------------------------
       20,000    Puerto Rico Children's Trust Fund (TASC)                   5.750      07/01/2020       06/23/2008 4         21,171
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000    Puerto Rico Commonwealth GO                                5.000      07/01/2018       07/01/2008 1      4,222,040
------------------------------------------------------------------------------------------------------------------------------------
    5,970,000    Puerto Rico Commonwealth GO                                5.000      07/01/2025       07/01/2014 1      6,183,607
------------------------------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico Commonwealth GO                                5.000      07/01/2026       07/01/2008 1         51,863
------------------------------------------------------------------------------------------------------------------------------------
    4,000,000    Puerto Rico Commonwealth GO                                5.250      07/01/2017       07/01/2013 1      4,261,600
------------------------------------------------------------------------------------------------------------------------------------
    2,310,000    Puerto Rico Commonwealth GO                                5.250      07/01/2023       07/01/2014 1      2,447,745
------------------------------------------------------------------------------------------------------------------------------------
    1,925,000    Puerto Rico Commonwealth GO                                5.250      07/01/2027 7     07/01/2011 1      2,063,793
------------------------------------------------------------------------------------------------------------------------------------
    2,740,000    Puerto Rico Commonwealth GO                                5.375      07/01/2028       07/01/2011 1      2,937,554
------------------------------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico Electric Power Authority                       5.000      07/01/2028       07/01/2008 1         52,591
------------------------------------------------------------------------------------------------------------------------------------
       45,000    Puerto Rico Electric Power Authority, Series AA            5.375      07/01/2027       07/01/2007 1         47,494
------------------------------------------------------------------------------------------------------------------------------------
       55,000    Puerto Rico Electric Power Authority, Series AA            5.375      07/01/2027       07/01/2007 1         57,603
------------------------------------------------------------------------------------------------------------------------------------
       30,000    Puerto Rico Electric Power Authority, Series DD            5.000      07/01/2028       07/01/2008 1         30,891
------------------------------------------------------------------------------------------------------------------------------------
       10,000    Puerto Rico Electric Power Authority, Series EE            5.250      07/01/2014       07/01/2008 1         10,672
------------------------------------------------------------------------------------------------------------------------------------
       55,000    Puerto Rico HBFA                                           5.850      10/01/2009       04/01/2006 1         56,065
------------------------------------------------------------------------------------------------------------------------------------
      810,000    Puerto Rico HBFA                                           6.100      10/01/2015       04/01/2006 1        823,681
------------------------------------------------------------------------------------------------------------------------------------
      575,000    Puerto Rico HBFA                                           6.250      04/01/2029 7     04/01/2006 1        587,334
------------------------------------------------------------------------------------------------------------------------------------
    2,560,000    Puerto Rico HFA                                            5.000      12/01/2019       12/01/2013 1      2,697,523
------------------------------------------------------------------------------------------------------------------------------------


37                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
$     145,000    Puerto Rico HFC                                            5.100%     12/01/2018       12/01/2010 1    $   148,439
------------------------------------------------------------------------------------------------------------------------------------
       60,000    Puerto Rico HFC 8                                          7.300      04/01/2006       04/01/2006           60,145
------------------------------------------------------------------------------------------------------------------------------------
       45,000    Puerto Rico HFC 8                                          7.300      10/01/2006       04/01/2006 1         45,108
------------------------------------------------------------------------------------------------------------------------------------
       20,000    Puerto Rico HFC                                            7.400      04/01/2007       04/01/2006 1         20,048
------------------------------------------------------------------------------------------------------------------------------------
    1,420,000    Puerto Rico HFC                                            7.500      10/01/2015 7     04/01/2006 1      1,422,272
------------------------------------------------------------------------------------------------------------------------------------
    2,905,000    Puerto Rico HFC                                            7.500      04/01/2022 7     04/01/2006 1      2,987,328
------------------------------------------------------------------------------------------------------------------------------------
       60,000    Puerto Rico Highway & Transportation Authority             5.000      07/01/2022       07/01/2008 1         62,454
------------------------------------------------------------------------------------------------------------------------------------
       30,000    Puerto Rico Highway & Transportation Authority             5.000      07/01/2028       07/01/2008 1         31,418
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Puerto Rico Highway & Transportation Authority             5.000      07/01/2028       07/01/2008 1         25,734
------------------------------------------------------------------------------------------------------------------------------------
    7,000,000    Puerto Rico Highway & Transportation Authority, Series E   5.750      07/01/2024       07/01/2012 1      7,792,610
------------------------------------------------------------------------------------------------------------------------------------
    3,275,000    Puerto Rico Highway & Transportation Authority, Series
                 K 10                                                       5.000      07/01/2023       07/01/2015        3,408,162
------------------------------------------------------------------------------------------------------------------------------------
   12,760,000    Puerto Rico Highway & Transportation Authority, Series
                 K 10                                                       5.000      07/01/2024       07/01/2015       13,258,278
------------------------------------------------------------------------------------------------------------------------------------
    1,545,000    Puerto Rico Highway & Transportation Authority, Series
                 K 10                                                       5.000      07/01/2025       07/01/2015        1,605,332
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    Puerto Rico Highway & Transportation Authority, Series
                 K 10                                                       5.000      07/01/2026       07/01/2015        2,076,500
------------------------------------------------------------------------------------------------------------------------------------
    6,000,000    Puerto Rico Highway & Transportation Authority, Series
                 K 10                                                       5.000      07/01/2027       07/01/2015        6,215,100
------------------------------------------------------------------------------------------------------------------------------------
    8,000,000    Puerto Rico Highway & Transportation Authority, Series
                 K 10                                                       5.000      07/01/2030       07/01/2015        8,286,800
------------------------------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico Highway & Transportation Authority, Series X   5.000      07/01/2022       01/01/2006 1         50,148
------------------------------------------------------------------------------------------------------------------------------------
       80,000    Puerto Rico Highway & Transportation Authority, Series Y   5.500      07/01/2018       07/01/2006 1         82,754
------------------------------------------------------------------------------------------------------------------------------------
    1,620,000    Puerto Rico IMEPCF (American Home Products)                5.100      12/01/2018       12/01/2005 1      1,662,930
------------------------------------------------------------------------------------------------------------------------------------
    6,550,000    Puerto Rico IMEPCF (PepsiCo)                               6.250      11/15/2013       11/15/2005 1      6,814,424
------------------------------------------------------------------------------------------------------------------------------------
    7,175,000    Puerto Rico IMEPCF (PepsiCo)                               6.250      11/15/2013       11/15/2005 1      7,335,792
------------------------------------------------------------------------------------------------------------------------------------
       10,000    Puerto Rico Infrastructure                                 5.000      07/01/2016       01/01/2008 1         10,527
------------------------------------------------------------------------------------------------------------------------------------
       35,000    Puerto Rico Infrastructure                                 5.500      10/01/2040       10/01/2010 5         38,287
------------------------------------------------------------------------------------------------------------------------------------
       55,000    Puerto Rico ITEMECF (Ana G. Mendez University)             5.375      02/01/2019       02/01/2011 1         56,533
------------------------------------------------------------------------------------------------------------------------------------
   18,425,000    Puerto Rico ITEMECF (Cogeneration Facilities)              6.625      06/01/2026 7     06/01/2010 1     19,906,554
------------------------------------------------------------------------------------------------------------------------------------
    1,500,000    Puerto Rico ITEMECF (Dr. Pila Hospital)                    6.125      08/01/2025       02/01/2006 1      1,526,160
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Puerto Rico ITEMECF (Hospital Auxilio Mutuo)               5.500      07/01/2026       07/01/2007 1         26,280
------------------------------------------------------------------------------------------------------------------------------------
      500,000    Puerto Rico ITEMECF (Hospital Auxilio Mutuo)               6.250      07/01/2016       01/01/2006 1        511,325
------------------------------------------------------------------------------------------------------------------------------------
       75,000    Puerto Rico ITEMECF (Hospital de la Concepcion)            6.125      11/15/2025       11/15/2010 1         83,573
------------------------------------------------------------------------------------------------------------------------------------


38                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                          Effective
    Principal                                                                                              Maturity
       Amount                                                              Coupon      Maturity         (Unaudited)*          Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
$     750,000    Puerto Rico ITEMECF (Hospital de la Concepcion)            6.375%     11/15/2015       11/15/2010 1    $   846,585
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    Puerto Rico ITEMECF (Hospital de la Concepcion)            6.500      11/15/2020       11/15/2010 1      2,263,220
------------------------------------------------------------------------------------------------------------------------------------
      415,000    Puerto Rico ITEMECF (Mennonite General Hospital)           6.375      07/01/2006       01/04/2006 2        416,262
------------------------------------------------------------------------------------------------------------------------------------
    1,830,000    Puerto Rico ITEMECF (Mennonite General Hospital)           6.500      07/01/2012       07/01/2008 1      1,843,926
------------------------------------------------------------------------------------------------------------------------------------
      865,000    Puerto Rico ITEMECF (Ryder Memorial Hospital)              6.400      05/01/2009       11/01/2005 1        868,226
------------------------------------------------------------------------------------------------------------------------------------
       25,000    Puerto Rico ITEMECF (Teachers Retirement)                  5.500      07/01/2021       07/01/2006 1         25,921
------------------------------------------------------------------------------------------------------------------------------------
      100,000    Puerto Rico ITEMECF (Teachers Retirement)                  5.500      07/01/2021       07/01/2006 1        103,759
------------------------------------------------------------------------------------------------------------------------------------
    1,075,000    Puerto Rico Municipal Finance Agency RITES 8               8.560 12   08/01/2013       02/01/2009        1,286,119
------------------------------------------------------------------------------------------------------------------------------------
      110,000    Puerto Rico Municipal Finance Agency, Series A             5.500      07/01/2017       07/01/2007 1        116,086
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000    Puerto Rico Municipal Finance Agency, Series A             5.500      08/01/2017       08/01/2009 1      5,440,000
------------------------------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico Municipal Finance Agency, Series A             5.500      07/01/2021       07/01/2007 1         52,639
------------------------------------------------------------------------------------------------------------------------------------
       70,000    Puerto Rico Port Authority, Series C                       7.300      07/01/2007 7     01/01/2006 1         71,766
------------------------------------------------------------------------------------------------------------------------------------
      150,000    Puerto Rico Port Authority, Series D                       6.000      07/01/2021 7     01/01/2006 1        151,065
------------------------------------------------------------------------------------------------------------------------------------
      515,000    Puerto Rico Port Authority, Series D                       7.000      07/01/2014 7     01/01/2006 1        519,687
------------------------------------------------------------------------------------------------------------------------------------
    6,000,000    Puerto Rico Public Buildings Authority                     5.000      12/01/2018       12/01/2013 1      6,343,560
------------------------------------------------------------------------------------------------------------------------------------
    5,000,000    Puerto Rico Public Buildings Authority                     5.250      07/01/2029       07/01/2014 1      5,305,650
------------------------------------------------------------------------------------------------------------------------------------
   41,270,000    Puerto Rico Public Buildings Authority                     5.250      07/01/2033       07/01/2014 1     43,761,883
------------------------------------------------------------------------------------------------------------------------------------
    9,000,000    Puerto Rico Public Buildings Authority                     5.500      07/01/2024       07/01/2014 1      9,759,690
------------------------------------------------------------------------------------------------------------------------------------
    2,065,000    Puerto Rico Public Buildings Authority, Series D           5.125      07/01/2024       07/01/2012 1      2,141,735
------------------------------------------------------------------------------------------------------------------------------------
      255,000    Puerto Rico Public Finance Corp., Series E                 5.500      08/01/2029       02/01/2012 1        272,381
------------------------------------------------------------------------------------------------------------------------------------
      200,000    University of Puerto Rico                                  5.500      06/01/2012 7     12/01/2005 1        200,384
------------------------------------------------------------------------------------------------------------------------------------
      375,000    University of Puerto Rico, Series M                        5.250      06/01/2025       06/01/2007 1        381,176
------------------------------------------------------------------------------------------------------------------------------------
       25,000    University of Puerto Rico, Series M                        5.500      06/01/2015       12/01/2005 1         25,428
------------------------------------------------------------------------------------------------------------------------------------
      415,000    University of Puerto Rico, Series O                        5.375      06/01/2030       12/01/2005 1        419,826
------------------------------------------------------------------------------------------------------------------------------------
       25,000    V.I. Hsg. Finance Authority, Series A                      6.500      03/01/2025 7     03/01/2006 1         25,409
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    V.I. Port Authority, Series A                              5.250      09/01/2018       09/01/2010 1      1,065,360
------------------------------------------------------------------------------------------------------------------------------------
    2,650,000    V.I. Public Finance Authority (Hovensa)                    5.875      07/01/2022       07/01/2014 1      2,871,116
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000    V.I. Public Finance Authority,
                 Series A                                                   5.250      10/01/2022       10/01/2014 1      2,126,020
------------------------------------------------------------------------------------------------------------------------------------
    1,000,000    V.I. Public Finance Authority,
                 Series A                                                   5.250      10/01/2023       10/01/2014 1      1,060,720
------------------------------------------------------------------------------------------------------------------------------------


39                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                    Effective
    Principal                                                                                        Maturity
       Amount                                                        Coupon      Maturity         (Unaudited)*             Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued

$ 10,000,000     V.I. Public Finance Authority, Series A              5.500%     10/01/2015       10/01/2010 1    $   10,563,100
---------------------------------------------------------------------------------------------------------------------------------
     180,000     V.I. Public Finance Authority, Series A              5.500      10/01/2022       10/01/2008 1           191,534
---------------------------------------------------------------------------------------------------------------------------------
   1,115,000     V.I. Public Finance Authority, Series A              5.625      10/01/2010       05/29/2008 2         1,168,598
---------------------------------------------------------------------------------------------------------------------------------
     285,000     V.I. Public Finance Authority, Series A              5.625      10/01/2025       10/01/2010 1           297,343
---------------------------------------------------------------------------------------------------------------------------------
  21,030,000     V.I. Public Finance Authority, Series A              6.125      10/01/2029 7     10/01/2010 1        23,339,725
---------------------------------------------------------------------------------------------------------------------------------
   9,820,000     V.I. Public Finance Authority, Series A              6.375      10/01/2019 7     01/01/2010 1        11,089,039
---------------------------------------------------------------------------------------------------------------------------------
  12,000,000     V.I. Public Finance Authority, Series A              6.500      10/01/2024 7     10/01/2010 1        13,485,360
---------------------------------------------------------------------------------------------------------------------------------
     900,000     V.I. Tobacco Settlement Financing Corp. (TASC)       0.000 11   05/15/2008       05/15/2008             820,944
---------------------------------------------------------------------------------------------------------------------------------
   1,015,000     V.I. Tobacco Settlement Financing Corp. (TASC)       0.000 11   05/15/2012       12/28/2009             918,646
---------------------------------------------------------------------------------------------------------------------------------
   1,655,000     V.I. Tobacco Settlement Financing Corp. (TASC)       5.000      05/15/2021       12/28/2009 4         1,675,539
---------------------------------------------------------------------------------------------------------------------------------
   1,440,000     V.I. Tobacco Settlement Financing Corp. (TASC)       5.000      05/15/2031       09/01/2015           1,451,506
---------------------------------------------------------------------------------------------------------------------------------
   1,470,000     V.I. Water & Power Authority                         5.375      07/01/2010       07/01/2008 1         1,535,665
                                                                                                                  ---------------
                                                                                                                     506,833,176
---------------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $3,943,478,268)--101.1%                                                          4,047,733,986
---------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets--(1.1)                                                                         (42,722,251)
                                                                                                                  ---------------
Net Assets--100.0%                                                                                                $4,005,011,735
                                                                                                                  ===============

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   1. Optional call date; corresponds to the most conservative yield calculation.

   2. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   3. Date of mandatory put.

   4. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

   5. Date of prefunded call, or maturity date if escrowed to maturity.

   6. Date of planned principal payment.

7. Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

8. Illiquid security. The aggregate value of illiquid securities as of September 30, 2005 was $50,626,664, which represents 1.26% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

9. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

10. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

12. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.

13. Zero coupon bond reflects effective yield on the date of purchase.


40                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Summary of Ratings                                  September 30, 2005
--------------------------------------------------------------------------------

Distribution of investments by ratings category, as a percentage of total investments at value, is as follows:

RATINGS                                             PERCENT
-----------------------------------------------------------
AAA                                                   24.7%
AA                                                    16.1
A                                                     19.3
BBB                                                   36.3
BB                                                     0.9
B                                                      0.1
CCC                                                    0.4
C                                                      0.5
Not Rated                                              1.7
                                                  ---------
TOTAL                                                100.0%
                                                  =========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS       Association for Children with Down Syndrome
ACLD       Adults and Children with Learning and Developmental Disabilities
ALIA       Alliance of Long Island Agencies
ASMF       Amsterdam Sludge Management Facility
BID        Business Improvement District
BOCES      Board of Cooperative Education Services
CAB        Capital Appreciation Bond
CCDRCA     Catholic Charities of the Diocese of Rockville Centre and Affiliates
CCFDP      Child Care Facilities Development Program
CFGA       Child and Family Guidance Association
CHSLI      Catholic Health Services of Long Island
CMA        Community Mainstreaming Associates, Inc.
Con Ed     Consolidated Edison Company
COP        Certificates of Participation
CRR        Center for Rapid Recovery
CSD        Central School District
CSMR       Community Services for the Mentally Retarded
DA         Dormitory Authority
DIAMONDS   Direct Investment of Accrued Municipals
EDA        Economic Development Authority
EFC        Environmental Facilities Corp.
ERDA       Energy Research and Development Authority
FHA        Federal Housing Agency


41                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

FNHC       Ferncilff Nursing Home Company
FREE       Family Residences and Essential Enterprises
GO         General Obligation
GSHMC      Good Samaritan Hospital Medical Center
HBFA       Housing Bank and Finance Agency
HDC        Housing Development Corp.
HELP       Homeless Economic Loan Program
HFA        Housing Finance Agency/Authority
HFC        Housing Finance Corp.
HJDOI      Hospital for Joint Diseases Orthopedic Institute
HKSB       Helen Keller Services for the Blind
IDA        Industrial Development Agency
IGHL       Independent Group Home for Living
IMEPCF     Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM       Julia Dyckman Andrus Memorial
JFK        John Fitzgerald Kennedy
KR         Kateri Residence
L.I.       Long Island
LGAC       Local Government Assistance Corp.
LGSC       Local Government Services Corporation
LILCO      Long Island Lighting Corporation
MMC        Mercy Medical Center
MMWNHC     Mary Manning Walsh Nursing Home Company
MSH/NYU    Mount Sinai Hospital/New York University
MTA        Metropolitan Transportation Authority
NIH        New Island Hospital
NIMO       Niagara Mohawk Power Corporation
NY/NJ      New York/New Jersey
NYC        New York City
NYS        New York State
NYU        New York University
PACES      Potsdam Auxiliary and College Educational Service
Res Rec    Resource Recovery Facility
RIBS       Residual Interest Bonds
RIT        Rochester Institute of Technology
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
SCHC       Senior Citizen Housing Corporation
SCHRC      St. Charles Hospital and Rehabilitation Center
SCSB       Schuyler Community Services Board
SCSMC      St. Catherine of Sienna Medical Center
SFH        St. Francis Hospital
SNCH       South Nassau Communities Hospital
SONYMA     State of New York Mortgage Agency
SUNY       State University of New York
SV         Sienna Village
TASC       Tobacco Settlement Asset-Backed Bonds
TFABs      Tobacco Flexible Amortization Bonds
UDC        Urban Development Corp.
V.I.       United States Virgin Islands
WORCA      Working Organization for Retarded Children and Adults
WUH        Wintrop University Hospital
YMCA       Young Men's Christian Association


42                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

INDUSTRY                                   MARKET VALUE                 PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments              $1,065,508,879                   26.3%
Electric Utilities                          347,350,522                    8.6
Hospital/Health Care                        318,735,884                    7.9
Marine/Aviation Facilities                  282,242,703                    7.0
General Obligation                          281,826,620                    7.0
Municipal Leases                            221,814,488                    5.5
Special Assessment                          202,813,710                    5.0
Airlines                                    191,003,667                    4.7
Highways/Railways                           166,906,765                    4.1
Higher Education                            141,403,223                    3.5
Single Family Housing                       132,207,072                    3.3
Not-for-Profit Organization                 126,446,900                    3.1
Sales Tax Revenue                           116,937,037                    2.9
Multifamily Housing                         109,509,501                    2.7
Water Utilities                              71,906,987                    1.8
Gas Utilities                                66,286,109                    1.6
Resource Recovery                            64,744,712                    1.6
Education                                    60,690,575                    1.5
Manufacturing, Non-Durable Goods             23,979,873                    0.6
Adult Living Facilities                      20,134,638                    0.5
Manufacturing, Durable Goods                 13,982,103                    0.3
Pollution Control                             7,319,042                    0.2
Paper, Containers & Packaging                 7,283,674                    0.2
Parking Fee Revenue                           4,499,128                    0.1
Special Tax                                   1,627,341                    0.0
Hotels, Restaurants & Leisure                   531,701                    0.0
Sewer Utilities                                  41,132                    0.0
                                         ---------------------------------------
Total                                    $4,047,733,986                  100.0%
                                         =======================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


43                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

Federal tax cost of securities                $ 3,943,512,952
                                              ===============

Gross unrealized appreciation                 $   112,798,878
Gross unrealized depreciation                      (8,577,844)
                                              ---------------
Net unrealized appreciation                   $   104,221,034
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the


44                                          Limited Term New York Municipal Fund

Limited Term New York Municipal Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Fund had purchased $35,850,156 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 5% of its total assets in inverse floaters. Inverse floaters amount to $52,762,901 as of September 30, 2005.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2005, securities with an aggregate market value of $21,819,688, representing 0.54% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


45                                          Limited Term New York Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005